UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07883
ICON Funds

(Exact name of registrant as specified in charter)
5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)
Erik L. Jonson 5299 DTC Blvd. Suite 1200 Greenwood Village, CO 80111

(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-790-1600
Date of fiscal year end: September 30, 2008
Date of reporting period: March 31, 2008
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

2008 Semiannual Report
ICON U.S. Diversified Funds
Investment Update

March 31, 2008
(Unaudited)

ICON Bond Fund
ICON Core Equity Fund
ICON Equity Income Fund
ICON Income Opportunity Fund
ICON Long/Short Fund

About This Report (Unaudited)	2

Message from ICON Funds (Unaudited)	5

Schedules of Investments (Unaudited)	8
ICON Bond Fund	8
ICON Core Equity Fund	13
ICON Equity Income Fund	17
ICON Income Opportunity Fund	21
ICON Long/Short Fund	26

Financial Statements (Unaudited)	32

Financial Highlights (Unaudited)	42

Notes to Financial Statements (Unaudited)	52

Six-Month Hypothetical Expense Example (Unaudited)	66

Other Information (Unaudited)	69

About This Report (unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions, tax return of capital, and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconadvisers.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s views, opinions and portfolio holdings as of March 31, 2008, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

Opinions and forecasts regarding industries, companies and/or themes, and portfolio composition and holdings are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security, industry, or sector. Each Fund’s holdings as of March 31, 2008 are included in each Fund’s Schedule of Investments.

While ICON’s quantitative investment methodology primarily considers company-specific factors beyond financial data, various company factors may impact a stock’s performance, and therefore, Fund performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general,

2 About This Report

there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities.

This Report contains statements regarding industry or sector themes, new market themes, investment outlook, relative strength, value-to-price ratios, and investment team expectations, beliefs, goals and the like that are based on current expectations, recent individual stock performance relative to current market prices, estimates of company values and other information supplied to the market by the companies we follow. Words such as “expects,” “suggests,” “anticipates,” “targets,” “goals,” “value,” “intrinsic value,” “indicates,” “believes,” “considers,” “estimates,” variations of such words and similar expressions are intended to identify forward-looking statements, which are not statements of historical fact. Forward-looking statements are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to assess. These risks and uncertainties are based on a number of important factors, including, among others: stock price fluctuations; the integrity and accuracy of historical and projected financial and other information supplied by companies to the public; interest rates; future earnings growth rates; the risks noted in this Report; and other factors beyond the control of our investment team. Therefore, actual outcome may differ materially from what is expressed in such forward looking statements.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

There are risks associated with selling short, including the risk that the ICON Long/Short Fund may have to cover its short position at a higher price than the short price, resulting in a loss. The ICON Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Call options involve certain risks, such as limited gains and lack of liquidity in the underlying securities, and are not

About This Report 3

suitable for all investors. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities may entail unique risks, including political, market, and currency risks.

Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. The ICON Bond Fund may invest up to 25% of its assets in high-yield bonds that are below investment grade. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconadvisers.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

4 About This Report

Message From ICON Funds (unaudited)

Dear Shareholder:

March 31, 2008 concluded the first six months of the ICON Funds’ fiscal year. Generally, domestic stock prices drifted lower over that period, giving back some of the gains of the previous five years. We were surprised that the downward drift continued into the first three months of 2008, as many of the conditions we believe are typical of buying opportunities existed last fall.

When the market declined on August 15, 2007 and again on November 26, 2007, we measured stock prices to be about 20% and 34% below our estimates of intrinsic value, respectively. During that timeframe, long-term interest rates were dropping, financial news was negative, concerns over the economy grew, and the Federal Reserve (Fed) began easing monetary policy. In our experience, these conditions suggest stock prices could likely rise rather than fall.

When the Fed eases, it injects reserves into the banking system so banks can make more loans, which creates money as defined by M1. Historically, the growth in M1 has stimulated the economy and typically prevented a recession or promoted a quick recovery.

In the past, stock investors have not waited to see economic growth after the Fed eases. Instead, they’ve typically responded to the increase in M1 and anticipated economic growth by six to nine months. These periods have typically been viewed favorably by investors. Something unusual happened this time. The Fed injected reserves, but banks did not increase their lending, and M1 did not grow. Apparently, investors saw this and delayed their buying until seeing signs of growth in M1.

In March, the Fed implemented some innovative steps designed to help banks increase their lending. It appears investors are encouraged by these steps, as stock prices have moved higher off the March 10, 2008 low, but only time will tell whether the Fed’s steps increase bank lending.

Staying with Our Discipline

No matter the conditions or the news, we consistently apply our valuation approach with the belief that over the long run, stock prices try to keep up with our estimation of value. There are periods, however, when investors worry about events around them, and stock prices behave independent of value. We believe we have just come through one of those times given the concerns about the economy, sub-prime mortgage problems, and the lack of growth in M1.

Message From ICON Funds 5

At ICON, we ride through these difficult times because we see the data that goes into valuation such as earnings and interest rates. We are pleased with the quality of the companies we own. We believe that in time, prices will move up to value. Investors without that data and insight may depend on news headlines and public conjecture, which makes it less attractive to stay invested through times when the market drifts lower.

We believe investors may miss sudden market rallies if they are not invested because, in our experience, stock prices lead the economy (and news) by six to nine months. Stock prices often rally while the economy (and news) continues to deteriorate. By looking at the news and economic data, it is difficult to identify a market bottom. We rely on valuation, which sometimes means being invested during pre-rally turbulance.

The market low on March 10, 2008 was accompanied by many of the characteristics our research indicates are typical of bottoms and buying opportunities. Weak investor confidence was one of those characteristics. We believe investor confidence is a lagging variable. Many investors hope confidence returns so a rally can begin, but we think they have the relationship backwards. Confidence lags stock prices and improves after stock prices move higher, in our experience.

An equity trader on the floor of the stock exchange was interviewed on TV recently, and he was worried about the economy. He said he would like to see the employment situation improve. According to our research, employment is the piece of data that lags the most. If the normal relationship holds true, the market may rally long before employment improves.

ICON Income Opportunity Fund

The ICON Covered Call Fund opened on September 30, 2002. In January 2007, we changed the Fund’s name to the ICON Income Opportunity Fund, and we began writing index options instead of call options on individual stocks. We now have a year and a quarter to evaluate that change, and we are delighted with the results.

The Fund’s principal investment objective is to seek modest capital appreciation using our ICON methodology and to maximize realized gains. As a result of our strategy, we have found that the Fund captures some of the upside of equities and reduces the Fund’s volatility relative to broad market indexes.

6 Message From ICON Funds

Research on Industry Selection

An article in the New York Times on April 6, 2008 referred to research and a working paper by Busse & Tong of Emory University. From 1980-2006, the researchers studied whether investment managers were better at industry selection or stock selection. The article states, “The researchers found that industry bets were responsible for about half the margin by which the average fund beat or lagged behind the market. Stock selection was responsible for the other half.” The article also reports that researchers “found that an adviser with good industry-selection ability was a good bet to continue his winning ways. By contrast, an adviser with good individual stock-selection ability was far less likely to repeat the feat.”

At ICON, we believe markets have themes, meaning that certain industries typically lead for one to two years. I created the ICON system in the early and mid-1980s to capture industry leadership. It is gratifying to see third party research that supports our system.

Thank you for the opportunity to guide your investments. We appreciate your commitment to the ICON U.S Diversified Funds.

Yours truly,

Craig T. Callahan, DBA
Chairman of the Board of Trustees and President of the Adviser

M1 is one measure of the money supply that approximates cash used by consumers and companies, including currency in public circulation, credit union share account balances, NOW account balances, automatic transfer account balances, demand deposits, and traveler’s checks.

Message From ICON Funds 7

ICON Bond Fund
Schedule of Investments
March 31, 2008 (unaudited)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (60.7)%
$220,000	Ace INA Holdings, Inc.	8.88%	08/15/29	$270,441
2,000,000	Alabama Power Co.(a)	3.28%	08/25/09	1,992,330
275,000	Allied Waste North America	5.75%	02/15/11	268,813
750,000	American General Finance	5.38%	10/01/12	736,260
500,000	AutoZone, Inc.	5.50%	11/15/15	480,727
2,000,000	Bank of America Corp.	6.25%	04/15/12	2,133,770
1,000,000	Bank of America Corp.	4.88%	09/15/12	1,014,561
3,000,000	Bank of America Corp.	5.38%	06/15/14	3,085,254
1,000,000	BB&T Corp.	6.50%	08/01/11	1,057,387
1,000,000	Caterpillar Financial Services Corp.(a)	5.29%	10/09/09	997,220
150,000	Centex Corp.	4.55%	11/01/10	132,000
1,127,000	Chartered Semiconductor - YD	5.75%	08/03/10	1,145,410
450,000	Cincinnati Financial Corp.	6.90%	05/15/28	457,760
500,000	CIT Group, Inc.(a)	3.10%	06/08/09	414,113
750,000	CIT Group, Inc.	4.75%	12/15/10	597,085
355,000	CIT Group, Inc.	7.75%	04/02/12	285,387
1,000,000	Citigroup, Inc.(a)	3.22%	05/18/10	976,980
1,000,000	Citigroup, Inc.	6.00%	02/21/12	1,020,911
410,000	CNA Financial Corp.	6.60%	12/15/08	416,144
1,750,000	Comcast Cable Communications Holdings	8.38%	03/15/13	1,943,954
400,000	Comcast Cable Communications Holdings	8.88%	05/01/17	457,544
550,000	Comerica Bank	7.13%	12/01/13	558,918
114,000	Cox Communications, Inc.	7.63%	06/15/25	122,470
1,000,000	Credit Suisse USA, Inc.(a)	3.16%	06/05/09	994,819
1,000,000	Credit Suisse USA, Inc.(a)	3.27%	03/02/11	975,470
1,000,000	Credit Suisse USA, Inc.	6.13%	11/15/11	1,056,614
2,500,000	DaimlerChrysler AG	6.50%	11/15/13	2,635,220
500,000	DaimlerChrysler NA Holding	8.00%	06/15/10	535,348
1,000,000	DaimlerChrysler NA Holding	7.75%	01/18/11	1,075,351
500,000	Deutsche Telekom International Finance - YD	8.00%	06/15/10	534,851
260,000	Dillard’s, Inc.	9.50%	09/01/09	263,900
232,000	Dillard’s, Inc.	9.13%	08/01/11	235,480
500,000	Donnelley (R.R.) & Sons	4.95%	04/01/14	459,686
750,000	Embratel - YD	11.00%	12/15/08	783,750
500,000	Farmers Insurance Capital Notes(b)	7.20%	07/15/48	454,276

8 Schedule of Investments

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$6,000	First American Financial Corp.	7.55%	04/01/28	$6,169
3,000,000	Ford Motor Credit Co.	5.63%	10/01/08	2,949,378
1,000,000	General Electric Capital Corp.(a)	2.93%	03/12/10	994,585
1,000,000	General Electric Capital Corp.(a)	3.28%	05/08/13	952,357
500,000	General Electric Capital Corp.	5.45%	01/15/13	523,694
2,500,000	GMAC LLC	5.13%	05/09/08	2,488,602
250,000	Goldman Sachs Group, Inc.	7.35%	10/01/09	262,847
1,500,000	Goldman Sachs Group, Inc.	4.50%	06/15/10	1,511,367
1,000,000	Goldman Sachs Group, Inc.	5.00%	01/15/11	1,018,801
1,250,000	Goldman Sachs Group, Inc.	6.88%	01/15/11	1,334,364
1,000,000	Goldman Sachs Group, Inc.	6.60%	01/15/12	1,057,308
1,000,000	Goldman Sachs Group, Inc.	5.70%	09/01/12	1,026,577
2,000,000	Honeywell International, Inc.(a)	3.29%	07/27/09	1,991,832
670,000	Household Finance Corp.	5.88%	02/01/09	675,025
500,000	Household Finance Corp.	7.00%	05/15/12	518,606
1,900,000	Household Finance Corp.(a)	6.48%	11/10/13	1,862,000
2,000,000	HSBC Finance Corp.	5.00%	06/30/15	1,882,462
950,000	IBM Corp.	8.38%	11/01/19	1,219,463
1,000,000	IBM International Group Capital(a)	3.65%	07/29/09	1,002,554
500,000	International Lease Finance Corp.	6.38%	03/15/09	505,911
294,000	International Lease Finance Corp.	4.88%	09/01/10	291,784
450,000	John Hancock(b)	7.38%	02/15/24	507,609
455,000	JP Morgan Chase & Co.	6.75%	08/15/08	460,167
1,350,000	JP Morgan Chase & Co.	6.63%	03/15/12	1,435,258
500,000	Kraft Foods, Inc.	6.25%	06/01/12	520,702
950,000	Lehman Brothers Holdings, Inc.	3.50%	08/07/08	935,446
218,000	Morgan Stanley	3.63%	04/01/08	217,997
500,000	Morgan Stanley	3.88%	01/15/09	499,807
250,000	Morgan Stanley	4.25%	05/15/10	246,409
500,000	Morgan Stanley	4.75%	04/01/14	464,141
400,000	New Jersey Bell Telephone	7.85%	11/15/29	439,779
122,000	NLV Financial Corp.(b)	6.50%	03/15/35	115,078
2,000,000	Oracle Corp.(a)	3.13%	05/14/10	1,978,796
500,000	Prudential Financial, Inc.	4.75%	06/13/15	484,202
1,000,000	Roadway Corp.	8.25%	12/01/08	975,000
500,000	Ryder System, Inc.	5.85%	03/01/14	500,504
382,000	Sears Roebuck Acceptance Corp.	6.25%	05/01/09	374,472
213,000	Semco Energy, Inc.	6.40%	11/25/08	214,350
1,000,000	SLM Corp.	4.20%	09/15/09	943,503
700,000	Standard Pacific Corp.(c)	6.50%	10/01/08	665,000
350,000	Telefonica de Argentina - YD	9.13%	11/07/10	373,975

Schedule of Investments 9

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$500,000	Tennessee Gas Pipeline	7.00%	10/15/28	$498,202
2,000,000	The Home Depot, Inc.	5.25%	12/16/13	1,956,818
288,000	TRW, Inc.	6.32%	05/27/08	289,163
500,000	Tyco International, Ltd. - YD	6.13%	11/01/08	503,739
155,000	Union Carbide Corp.	6.70%	04/01/09	157,073
410,000	Verizon, Inc.	8.30%	08/01/31	470,625
2,000,000	Wachovia Corp.(a)	3.43%	08/01/13	1,766,632
1,000,000	Walt Disney Co.(a)	4.13%	07/16/10	989,946
500,000	Washington Mutual, Inc.	4.00%	01/15/09	450,000
1,000,000	Washington Mutual Bank	5.13%	01/15/15	747,500

Total Corporate Bonds (Cost $75,709,653)				74,827,783
U.S. Government and U.S. Government Agency Bonds (35.0)%
270,000	Fannie Mae	3.10%	07/28/08	270,537
500,000	Fannie Mae	4.00%	09/02/08	503,300
5,000,000	Fannie Mae	5.25%	08/01/12	5,243,245
7,825,000	Fannie Mae	5.13%	01/02/14	8,113,195
500,000	Fannie Mae	5.00%	04/17/15	500,277
11,650,000	Fannie Mae	5.25%	09/15/16	12,641,077
1,000,000	Fannie Mae	5.00%	07/09/18	1,000,677
225,000	Federal Farm Credit Bank	5.90%	08/04/08	257,996
1,000,000	Federal Home Loan Bank	4.00%	02/12/10	1,031,290
750,000	Federal Home Loan Bank	5.50%	02/14/20	750,253
500,000	Federal Home Loan Bank	5.50%	03/03/20	502,587
500,000	Freddie Mac	5.75%	04/15/08	500,603
200,000	Freddie Mac	5.13%	10/15/08	203,110
370,000	Freddie Mac	5.00%	10/29/13	370,100
457,000	Freddie Mac	5.00%	09/15/14	457,115
1,500,000	Freddie Mac	5.16%	02/27/15	1,514,191
400,000	Freddie Mac	5.00%	12/15/15	400,100
250,000	Freddie Mac	5.50%	07/18/16	275,743
550,000	Freddie Mac	5.00%	09/09/16	550,150
975,000	Freddie Mac	5.25%	07/27/17	977,028
1,500,000	Freddie Mac	6.75%	09/15/29	1,857,886
3,650,000	U.S. Treasury Bonds	8.13%	08/15/21	5,184,427

Total U.S. Government and U.S. Government Agency Bonds (Cost $41,424,803)				43,104,887

10 Schedule of Investments

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Foreign Government Bonds (1.9)%
$1,000,000	Federal Republic of Brazil - YD	9.38%	04/07/08	$1,000,976
750,000	Federal Republic of Brazil - YD	14.50%	10/15/09	876,750
500,000	Republic of South Africa - YD	6.50%	06/02/14	520,625

Total Foreign Government Bonds (Cost $2,359,133)				2,398,351
Short-Term Investment (1.0)%
1,287,119	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.63%, 04/01/08#			1,287,119

Total Short-Term Investments (Cost $1,287,119)				1,287,119
Other Securities (0.6)%
693,693	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%			693,693

Total Other Securities (Cost $693,693)				693,693
Total Investments 99.2% (Cost $121,474,401)				122,311,833
Other Assets Less Liabilities 0.8%				1,004,077

Net Assets 100.0%				$123,315,910

The accompanying notes are an integral part of the financial statements.

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2008.

(b)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale. The securities are considered to be illiquid. The aggregate value of these securities at March 31, 2008 was $1,076,963 which represented 0.87% of the Fund’s Net Assets.

(c)	All or a portion of the security was on loan as of March 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.

YD	Yankee Dollar Bond

Schedule of Investments 11

ICON Bond Fund
Credit Quality Diversification
March 31, 2008
(Unaudited)

Aaa	25.7%
Aa1	7.6%
Aa2	11.2%
Aa3	15.2%
A1	4.7%
A2	7.3%
A3	6.3%
Baa1	3.1%
Baa2	4.0%
Baa3	3.8%
Ba1	2.4%
Ba2	0.4%
B1	5.6%
B2	0.3%

Percentages are based upon total investments less short-term investments. Ratings based on Moody’s.

12 Schedule of Investments

ICON Core Equity Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.8%)
38,100	Aaron Rents, Inc.	$820,674
45,400	Aflac, Inc.	2,948,730
21,700	Allegheny Energy, Inc.	1,095,850
35,200	Amedisys, Inc.(a)(b)	1,384,768
25,300	America Movil S.A.B. de C.V. - ADR	1,611,357
60,200	American Railcar Industries, Inc.(b)	1,223,866
59,000	Amphenol Corp. - Class A	2,197,750
84,400	Arbor Realty Trust, Inc. - REIT(b)	1,272,752
18,300	ArcelorMittal - Class A(b)	1,496,940
54,200	Arkansas Best Corp.(b)	1,726,812
82,700	AT&T, Inc.	3,167,410
18,900	Atwood Oceanics, Inc.(a)	1,733,508
25,500	Ball Corp.	1,171,470
84,500	Banco Santander Central Hispano S.A. - ADR(b)	1,684,930
89,300	Bank of America Corp.	3,385,363
17,100	Bank of New York Mellon Corp.	713,583
41,700	BB&T Corp.(b)	1,336,902
19,700	BorgWarner, Inc.	847,691
17,100	Burlington Northern Santa Fe Corp.	1,576,962
39,100	Cameron International Corp.(a)	1,628,124
21,100	Capital One Financial Corp.	1,038,542
47,300	Cash America International, Inc.	1,721,720
32,100	Chevron Corp.	2,740,056
10,300	China Mobile, Ltd. - ADR	772,603
24,400	Church & Dwight Co., Inc.	1,323,456
18,700	Constellation Energy Group, Inc.	1,650,649
51,800	CVS Caremark Corp.	2,098,418
91,300	D.R. Horton, Inc.	1,437,975
14,000	Diamond Offshore Drilling, Inc.	1,629,600
9,000	DryShips, Inc.(b)	539,190
18,200	Everest Re Group, Ltd.	1,629,446
23,100	Express Scripts, Inc.(a)	1,485,792
58,400	Foot Locker, Inc.	687,368
21,700	Fossil, Inc.(a)	662,718
19,000	Freeport-McMoRan Copper & Gold, Inc. - Class B	1,828,180
25,100	Fresenius Medical Care AG & Co. KGA - ADR	1,263,032
113,300	General Electric Co.	4,193,233
20,800	Henry Schein, Inc.(a)	1,193,920

Schedule of Investments 13

Shares or Principal Amount		Value

28,800	International Business Machines Corp.	$3,316,032
36,300	Johnson & Johnson, Inc.	2,354,781
24,600	Johnson Controls, Inc.	831,480
71,500	JPMorgan Chase & Co.	3,070,925
30,700	K-V Pharmaceutical Co.(a)(b)	766,272
48,200	Kirby Corp.(a)	2,747,400
60,800	Lowe’s Cos., Inc.	1,394,752
13,000	Lubrizol Corp.	721,630
17,100	M&T Bank Corp.(b)	1,376,208
32,000	Manulife Financial Corp.	1,215,360
21,700	Marathon Oil Corp.	989,520
29,900	MEMC Electronic Materials, Inc.(a)	2,119,910
23,900	MetLife, Inc.	1,440,214
53,600	MICROS Systems, Inc.(a)	1,804,176
36,900	Microsoft Corp.	1,047,222
23,300	Monsanto Co.	2,597,950
32,100	Murphy Oil Corp.	2,636,694
146,000	National Bank of Greece S.A. - ADR	1,541,760
14,310	Nestle S.A. - ADR(b)	1,794,990
26,800	Nike, Inc. - Class B	1,822,400
35,900	Norfolk Southern Corp.	1,950,088
37,800	Old Dominion Freight Line, Inc.(a)(b)	1,203,174
67,400	OptionsXpress Holdings, Inc.(b)	1,395,854
127,400	Oracle Corp.(a)	2,491,944
47,800	Procter & Gamble Co.	3,349,346
27,000	Public Service Enterprise	1,085,130
20,100	QUALCOMM, Inc.	824,100
40,700	Redwood Trust, Inc. - REIT(b)	1,479,445
32,100	RenaissanceRe Holdings, Ltd.	1,666,311
106,600	Rent-A-Center, Inc.(a)	1,956,110
41,000	Ross Stores, Inc.	1,228,360
23,600	Ryder System, Inc.	1,437,476
13,700	Siemens AG - ADR	1,492,478
25,900	State Street Corp.	2,046,100
23,100	Stryker Corp.	1,502,655
23,400	SunTrust Banks, Inc.	1,290,276
18,800	Telefonica S.A. - ADR	1,626,388
34,700	Teva Pharmaceutical Industries, Ltd. - ADR(b)	1,602,793
8,700	The Goldman Sachs Group, Inc.	1,438,893
29,400	The Home Depot, Inc.	822,318
35,500	The Manitowoc Co., Inc.	1,448,400
21,800	The Pepsi Bottling Group, Inc.	739,238
23,300	The Stanley Works	1,109,546
34,100	The Valspar Corp.	676,544
35,700	Toll Brothers, Inc.(a)	838,236
11,900	Transocean, Inc.(a)	1,608,880
16,150	Union Pacific Corp.	2,024,887
18,600	V.F. Corp.	1,441,686
31,500	Wachovia Corp.(b)	850,500

14 Schedule of Investments

Shares or Principal Amount		Value

59,300	Wells Fargo & Co.	$1,725,630
12,700	Whirlpool Corp.(b)	1,102,106
6,900	Wimm-Bill-Dann Foods OJSC - ADR	707,112

Total Common Stocks (Cost $136,005,190)		142,673,020
Short-Term Investments (0.4%)
$506,388	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.63%, 04/01/08#	506,388

Total Short-Term Investments (Cost $506,388)		506,388
Other Securities (12.2%)
17,406,171	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%	17,406,171

Total Other Securities (Cost $17,406,171)		17,406,171
Total Investments 112.4% (Cost $153,917,749)		160,585,579
Liabilities Less Other Assets (12.4)%		(17,692,759)

Net Assets 100.0%		$142,892,820

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of March 31, 2008.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Schedule of Investments 15

ICON Core Equity Fund
Sector Composition
March 31, 2008
(Unaudited)

Financial	25.5%
Industrials	15.0%
Consumer Discretionary	12.2%
Information Technology	9.6%
Energy	8.9%
Health Care	8.0%
Telecommunication & Utilities	7.7%
Leisure & Consumer Staples	7.0%
Materials	5.9%

Percentages are based upon net assets.

ICON Core Equity Fund
Industry Composition
March 31, 2008
(Unaudited)

Other Diversified Financial Services	4.6%
Integrated Oil & Gas	4.4%
Diversified Banks	4.1%
Life & Health Insurance	4.0%
Industrial Conglomerates	3.9%
Railroads	3.9%
Systems Software	3.7%
Oil & Gas Drilling	3.4%
Integrated Telecommunication Services	3.3%
Pharmaceuticals	3.2%
Household Products	3.2%
Trucking	3.0%
Health Care Services	2.9%
Regional Banks	2.8%
Computer Hardware	2.3%
Reinsurance	2.3%
Marine	2.3%
Investment Banking & Brokerage	2.0%
Home Furnishing Retail	2.0%
Consumer Finance	1.9%
Asset Management & Custody Banks	1.9%
Mortgage REITs	1.9%
Construction & Farm Machinery & Heavy Trucks	1.9%
Fertilizers & Agricultural Chemicals	1.8%
Packaged Foods & Meats	1.8%
Wireless Telecommunication Services	1.6%
Homebuilding	1.6%
Home Improvement Retail	1.6%
Household Appliances	1.6%
Electronic Equipment Manufacturers	1.5%
Semiconductor Equipment	1.5%
Apparel Accessories & Luxury Goods	1.5%
Drug Retail	1.5%
Apparel Retail	1.4%
Diversified Metals & Mining	1.3%
Footwear	1.3%
Auto Parts & Equipment	1.2%
Independent Power Producers & Energy Traders	1.2%
Oil & Gas Equipment & Services	1.1%
Health Care Equipment	1.1%
Steel	1.0%
Specialty Chemicals	1.0%
Health Care Distributors	0.8%
Metal & Glass Containers	0.8%
Electric Utilities	0.8%
Multi-Utilities	0.8%
Communications Equipment	0.6%
Soft Drinks	0.5%

Percentages are based upon net assets.

16 Schedule of Investments

ICON Equity Income Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (88.9%)
8,700	3M Co.	$688,605
20,300	Abbott Laboratories	1,119,545
10,600	ACE, Ltd.	583,636
28,900	Aflac, Inc.	1,877,055
5,900	Alcon, Inc.	839,275
52,200	Annaly Capital Management, Inc. - REIT	799,704
8,500	Apache Corp.	1,026,970
56,200	Arbor Realty Trust, Inc. - REIT	847,496
9,400	ArcelorMittal - Class A	768,920
27,000	Archer Daniels Midland Co.	1,111,320
30,000	Arkansas Best Corp.	955,800
44,700	Asbury Automotive Group, Inc.	615,072
59,000	AT&T, Inc.	2,259,700
20,000	Automatic Data Processing, Inc.	847,800
51,300	Bank of America Corp.	1,944,783
25,900	Bank of New York Mellon Corp.	1,080,807
18,600	Baxter International, Inc.	1,075,452
31,200	BB&T Corp.	1,000,272
8,600	Becton, Dickinson & Co.	738,310
8,500	BHP Billiton, Ltd. - ADR	559,725
10,000	BP Prudhoe Bay Royalty Trust	933,700
10,000	Burlington Northern Santa Fe Corp.	922,200
20,800	Capital One Financial Corp.	1,023,776
22,400	Cash America International, Inc.	815,360
21,000	CBRL Group, Inc.	751,170
4,400	CF Industries Holdings, Inc.	455,928
19,700	Chevron Corp.	1,681,592
25,090	Chunghwa Telecom Co., Ltd. - ADR	652,842
10,900	Colgate - Palmolive Co.	849,219
16,800	ConocoPhillips	1,280,328
13,900	Consolidated Edison Company of New York, Inc.	551,830
21,100	Credicorp, Ltd.	1,513,714
69,000	D.R. Horton, Inc.	1,086,750
22,500	Darden Restaurants, Inc.	732,375
6,600	Deutsche Bank AG - ADR	746,130
24,800	Diana Shipping, Inc.	652,736
15,900	Dominion Resources, Inc. of Virginia	649,356
16,300	Dow Chemical Co.	600,655
7,600	Eaton Corp.	605,492
13,200	Emerson Electric Co.	679,272
19,300	Ethan Allen Interiors, Inc.	548,699
19,900	Fannie Mae	523,768
27,400	Federated Investors, Inc.	1,072,984
57,000	Foot Locker, Inc.	670,890
19,900	FPL Group, Inc.	1,248,526
5,800	Freeport - McMoRan Copper & Gold, Inc. - Class B	558,076
13,600	Genco Shipping & Trading, Ltd.	767,448
68,100	General Electric Co.	2,520,381
23,700	General Maritime Corp.	559,557
19,000	Genuine Parts Co.	764,180
13,000	Greif, Inc. - Class A	883,090

Schedule of Investments 17

Shares or Principal Amount		Value

19,800	H.J. Heinz Co.	$930,006
59,100	Haverty Furniture Cos., Inc.	628,824
26,900	Hewlett - Packard Co.	1,228,254
23,700	Intel Corp.	501,966
23,100	International Business Machines Corp.	2,659,734
25,200	Johnson & Johnson, Inc.	1,634,724
49,200	JP Morgan Chase & Co.	2,113,140
40,600	KB Home	1,004,038
11,100	Kimberly - Clark Corp.	716,505
10,000	L - 3 Communications Holdings, Inc.	1,093,400
74,200	La - Z - Boy, Inc.	618,828
37,700	Leggett & Platt, Inc.	574,925
10,400	Lockheed Martin Corp.	1,032,720
41,600	Lowe’s Cos., Inc.	954,304
9,000	Lubrizol Corp.	499,590
15,900	Lufkin Industries, Inc.	1,014,738
39,300	Masco Corp.	779,319
47,400	MCG Capital Corp.	430,866
15,300	MetLife, Inc.	921,978
53,100	Microsoft Corp.	1,506,978
5,000	Monsanto Co.	557,500
24,800	Nike, Inc. - Class B	1,686,400
59,500	NN, Inc.	578,935
21,900	Nordstrom, Inc.	713,940
19,400	Norfolk Southern Corp.	1,053,808
10,700	Occidental Petroleum Corp.	782,919
23,000	Owens & Minor, Inc.	904,820
27,100	Oxford Industries, Inc.	610,563
38,500	Partner Communications Co., Ltd.	864,325
10,300	PartnerRe, Ltd.	785,890
24,300	Penske Automotive Group, Inc.	472,878
30,200	People’s United Financial, Inc.	522,762
19,600	PepsiCo, Inc.	1,415,120
16,000	PNC Financial Services Group, Inc.	1,049,120
15,200	Polaris Industries, Inc.	623,352
9,100	PPG Industries, Inc.	550,641
25,900	Procter & Gamble Co.	1,814,813
12,000	Progress Energy, Inc.	500,400
21,600	QUALCOMM, Inc.	885,600
21,300	Raytheon Co.	1,376,193
25,700	Redwood Trust, Inc. - REIT	934,195
37,600	Regions Financial Corp.	742,600
11,900	RenaissanceRe Holdings, Ltd.	617,729
22,700	San Juan Basin Royalty Trust	845,121
33,800	Selective Insurance Group, Inc.	807,144
34,400	The Home Depot, Inc.	962,168
11,500	The Stanley Works	547,630
30,900	U.S. Bancorp	999,924
9,900	Union Pacific Corp.	1,241,262
12,800	United Parcel Service, Inc. - Class B	934,656
11,200	V.F. Corp.	868,112
50,700	Waddell & Reed Financial, Inc. - Class A	1,628,991
47,000	Wells Fargo & Co.	1,367,700
20,800	West Pharmaceutical Services, Inc.	919,984
20,500	World Acceptance Corp.(a)	652,925

Total Common Stocks (Cost $96,693,314)		100,707,228

Rights (0.0%)
6,771	MCG Capital Corp. Rights	7,245

Total Rights (Cost $0)		7,245

18 Schedule of Investments

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Convertible Preferred Stocks (0.9%)
7,000	Northrop Grumman Corp.	7.00%	04/04/21	$987,140

Total Convertible Preferred Stocks (Cost $927,374)				987,140

Corporate Bonds (2.7%)
$500,000	Financing Corp.	9.40%	02/08/18	712,977
1,000,000	DaimlerChrysler AG	6.50%	11/15/13	1,054,088
1,288,000	Household Finance Corp.	4.75%	07/15/13	1,266,194

Total Corporate Bonds (Cost $3,003,984)				3,033,259

U.S. Government And U.S. Government Agency Bonds (7.1%)
750,000	Fannie Mae	6.63%	09/15/09	796,597
650,000	Fannie Mae	8.10%	08/12/19	866,917
1,000,000	Federal Home Loan Bank	5.80%	09/02/08	1,014,061
1,323,000	Freddie Mac	5.16%	02/27/15	1,335,517
1,750,000	Freddie Mac	5.00%	01/16/09	1,787,711
2,000,000	Freddie Mac	5.50%	07/18/16	2,205,940

Total U.S. Government And U.S. Government Agency Bonds (Cost $7,849,676)				8,006,743

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

Call Options Purchased (0.1%)
Suntech Power Holdings Co., Ltd., Expiration January 2009, Exercise Price $75	100	$23,250
Rent - A - Center, Inc., Expiration January 2009, Exercise Price $22.50	333	65,768

Total Call Options Purchased (Cost $241,589)		89,018

Shares or Principal Amount		Value

Short - Term Investments (0.6%)
$670,903	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.63%, 04/01/08#	$670,903

Total Short - Term Investments (Cost $670,903)		670,903
Total Investments 100.3% (Cost $109,386,840)		113,501,536
Liabilities Less Other Assets (0.3)%		(262,419)

Net Assets 100.0%		$113,239,117

The accompanying notes are an integral part of the financial statements.

(a)	Non - income producing security.

#	BBH Time Deposits are considered short - term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of March 31, 2008.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Schedule of Investments 19

ICON Equity Income Fund
Sector Composition
March 31, 2008
(Unaudited)

Financial	24.0%
Industrials	13.4%
Consumer Discretionary	12.0%
Leisure & Consumer Staples	8.0%
Energy	7.1%
Information Technology	6.7%
Health Care	6.4%
Telecommunication & Utilities	6.0%
Materials	5.3%

Percentages are based upon common stock positions as a percentage of net assets.

ICON Equity Income Fund
Industry Composition
March 31, 2008
(Unaudited)

Asset Management & Custody Banks	3.7%
Other Diversified Financial Services	3.6%
Computer Hardware	3.5%
Diversified Banks	3.4%
Integrated Oil & Gas	3.3%
Aerospace & Defense	3.1%
Household Products	3.0%
Railroads	2.8%
Industrial Conglomerates	2.8%
Integrated Telecommunication Services	2.6%
Life & Health Insurance	2.5%
Regional Banks	2.5%
Oil & Gas Exploration & Production	2.4%
Pharmaceuticals	2.4%
Mortgage REITs	2.2%
Consumer Finance	2.2%
Homebuilding	1.9%
Home Improvement Retail	1.7%
Health Care Equipment	1.7%
Electric Utilities	1.6%
Health Care Supplies	1.6%
Home Furnishings	1.5%
Footwear	1.5%
Systems Software	1.3%
Restaurants	1.3%
Apparel Accessories & Luxury Goods	1.3%
Marine	1.3%
Soft Drinks	1.3%
Reinsurance	1.2%
Property & Casualty Insurance	1.2%
Steel	1.2%
Multi-Utilities	1.1%
Diversified Chemicals	1.0%
Diversified Metals & Mining	1.0%
Agricultural Products	1.0%
Automotive Retail	1.0%
Oil & Gas Equipment & Services	0.9%
Fertilizers & Agricultural Chemicals	0.9%
Trucking	0.8%
Air Freight & Logistics	0.8%
Packaged Foods & Meats	0.8%
Health Care Distributors	0.8%
Communications Equipment	0.8%
Metal & Glass Containers	0.8%
Wireless Telecommunication Services	0.8%
Data Processing & Outsourced Services	0.8%
Building Products	0.7%
Distributors	0.7%
Diversified Capital Markets	0.7%
Home Furnishing Retail	0.7%
Department Stores	0.6%
Electrical Components & Equipment	0.6%
Apparel Retail	0.6%
Leisure Products	0.6%
Industrial Machinery	0.5%
Oil & Gas Storage & Transportation	0.5%
Household Appliances	0.5%
Thrifts & Mortgage Finance	0.5%
Semiconductors	0.4%
Specialty Chemicals	0.4%

Percentages are based upon common stock positions as a percentage of net assets.

20 Schedule of Investments

ICON Income Opportunity Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.9%)
12,600	Abbott Laboratories	$694,890
12,500	Aflac, Inc.[x]	811,875
19,600	America Movil S.A.B. de C.V. - ADR[x]	1,248,324
20,300	AmerisourceBergen Corp.	831,894
6,600	Anixter International, Inc.(a)	422,664
32,200	Arbor Realty Trust, Inc.(b) - REIT	485,576
6,300	ArcelorMittal - Class A(b)	515,340
24,300	Archer Daniels Midland Co.[x]	1,000,188
19,500	Arkansas Best Corp.(b)	621,270
41,200	Banco Santander Central Hispano S.A. - ADR(b)x	821,528
36,200	Bank of America Corp.	1,372,342
19,400	Bank of New York Mellon Corp.	809,562
14,200	Baxter International, Inc.	821,044
37,300	BB&T Corp.[x]	1,195,838
24,200	Capital One Financial Corp.(b)x	1,191,124
19,300	Cash America International, Inc.	702,520
10,400	Caterpillar, Inc.	814,216
23,400	CBRL Group, Inc.	837,018
33,200	Cemex S.A.B. de C.V - ADR(b)	867,184
5,200	China Mobile, Ltd. - ADR	390,052
12,000	ConocoPhillips[x]	914,520
6,300	Constellation Energy Group, Inc.	556,101
11,400	Cummins, Inc.	533,748
19,200	CVS Caremark Corp.	777,792
50,100	D.R. Horton, Inc.[x]	789,075
3,400	Diamond Offshore Drilling, Inc.	395,760
21,600	Dollar Tree, Inc.(a)	595,944
14,200	Eaton Corp.	1,131,314
10,500	Entergy Corp.[x]	1,145,340
3,600	Everest Re Group, Ltd.	322,308
8,900	Express Scripts, Inc.(a)	572,448
11,000	Fidelity National Information Services, Inc.	419,540
10,200	FPL Group, Inc.	639,948
9,200	Freeport - McMoRan Copper & Gold, Inc. - Class Bx	885,224
40,100	General Electric Co.[x]	1,484,101
25,000	General Maritime Corp.(b)	590,250
10,100	Genzyme Corp.(a)	752,854
12,200	Greif, Inc. - Class A	828,746
10,500	Halliburton Co.	412,965
7,300	Helmerich & Payne, Inc.	342,151
22,800	Ingersoll Rand Co., Ltd. - Class A	1,016,424
12,300	International Business Machines Corp.[x]	1,416,222
22,700	Johnson & Johnson, Inc.	1,472,549

Schedule of Investments 21

Shares or Principal Amount		Value

12,300	Johnson Controls, Inc.[x]	$415,740
40,200	JPMorgan Chase & Co.[x]	1,726,590
3,000	Kimberly - Clark Corp.	193,650
18,400	Kohl’s Corp.(a)x	789,176
5,200	Lockheed Martin Corp.	516,360
22,800	Lowe’s Cos., Inc.[x]	523,032
15,100	Marriott International, Inc. - Class A	518,836
2,300	Mastercard, Inc. - Class A(b)	512,877
9,300	MEMC Electronic Materials, Inc.(a)	659,370
47,600	Microsoft Corp.[x]	1,350,888
9,600	Monsanto Co.	1,070,400
15,000	Murphy Oil Corp.[x]	1,232,100
21,200	Nabors Industries, Ltd.(a)x	715,924
10,800	Nike, Inc. - Class Bx	734,400
11,600	Nordstrom, Inc.[x]	378,160
29,500	Norfolk Southern Corp.[x]	1,602,440
14,100	Novartis AG - ADR	722,343
14,200	NRG Energy, Inc.(a)	553,658
12,400	Occidental Petroleum Corp.[x]	907,308
19,900	Old Dominion Freight Line, Inc.(a)(b)	633,417
52,400	Oracle Corp.(a)x	1,024,944
18,200	Polaris Industries, Inc.(b)	746,382
13,800	Procter & Gamble Co.[x]	966,966
14,200	Public Service Enterprise	570,698
13,400	Raytheon Co.	865,774
11,800	Redwood Trust, Inc.(b) - REIT	428,930
6,400	RenaissanceRe Holdings, Ltd.	332,224
47,500	Rent - A - Center, Inc.(a)x	871,625
8,000	Research In Motion, Ltd.(a)	897,840
8,500	Reynolds American, Inc.	501,755
39,500	Ross Stores, Inc.[x]	1,183,420
16,800	Ryder System, Inc.	1,023,288
12,800	State Street Corp.	1,011,200
15,100	Stryker Corp.	982,255
5,800	Telefonica S.A. - ADR	501,758
11,700	Telefonos de Mexico S.A. de C.V. - ADR	439,920
4,200	The Clorox Co.	237,888
7,800	The Goldman Sachs Group, Inc.	1,290,042
41,800	The Home Depot, Inc.[x]	1,169,146
14,000	The Manitowoc Co., Inc.	571,200
11,400	The Toro Co.	471,846
25,100	The Valspar Corp.	497,984
15,700	TJX Cos., Inc.	519,199
20,400	Toll Brothers, Inc.(a)x	478,992
4,400	Transocean, Inc.(a)	594,880
12,600	Union Pacific Corp.[x]	1,579,788
14,000	V.F. Corp.[x]	1,085,140
36,500	Vimpel - Communications - ADR [x]	1,090,985
11,000	Wachovia Corp.(b)	297,000
18,400	Wal - Mart Stores, Inc.	969,312
13,600	Weatherford International, Ltd.(a)(b)	985,592
43,500	Wells Fargo & Co.[x]	1,265,850
19,200	WESCO International, Inc.(a)	700,608
28,100	Western Digital Corp.(a)[x]	759,824
6,800	Whirlpool Corp.(b)	590,104

22 Schedule of Investments

Shares or Principal Amount		Value

14,700	World Acceptance Corp.(a)(b)	$468,195
24,200	Zions Bancorp[x]	1,102,310

Total Common Stocks (Cost $77,144,226)		79,281,306

Short-Term Investments (2.0%)
$1,611,231	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.63%, 04/01/08#	1,611,231

Total Short-Term Investments (Cost $1,611,231)		1,611,231

Underlying Securities
Index/Expiration
Date/Exercise Price	Contracts*

Put Options Purchased (1.4%)
S&P 500 Index, Expiration May 2008, Exercise Price $1330	240	1,120,800

Total Put Options Purchased (Cost $999,204)		1,120,800

Shares or Principal Amount		Value

Other Securities (10.3%)
8,197,590	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%	$8,197,590

Total Other Securities (Cost $8,197,590)		8,197,590
Total Investments 113.6% (Cost $87,952,251)		90,210,927
Liabilities Less Other Assets (13.6)%		(10,836,564)

Net Assets 100.0%		$79,374,363

The accompanying notes are an integral part of the financial statements.

(a)	Non - income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.

x	All or a portion of the security is pledged as collateral for written call options.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Schedule of Investments 23

Schedule of Written Call Options
March 31, 2008 (unaudited)

Underlying Securities
Index/Expiration
Date/Exercise Price	Contracts*	Value

S&P 500 Index,
Expiration May 2008, Exercise Price $1350	600	$1,872,000

Total Options Written (Premiums received $2,997,990)		$1,872,000

The accompanying notes are an integral part of the financial statements.

*	All written options have 100 shares per contract.

24 Schedule of Investments

ICON Income Opportunity Fund
Sector Composition
March 31, 2008
(Unaudited)

Financial	19.6%
Industrials	17.2%
Consumer Discretionary	12.9%
Information Technology	9.3%
Telecommunication & Utilities	9.0%
Energy	8.9%
Health Care	8.6%
Leisure & Consumer Staples	8.5%
Materials	5.9%

Percentages are based upon net assets.

ICON Income Opportunity Fund
Industry Composition
March 31, 2008
(Unaudited)

Railroads	4.0%
Other Diversified Financial Services	3.9%
Integrated Oil & Gas	3.9%
Pharmaceuticals	3.7%
Wireless Telecommunication Services	3.5%
Diversified Banks	3.0%
Construction & Farm Machinery & Heavy Trucks	3.0%
Systems Software	3.0%
Consumer Finance	3.0%
Regional Banks	2.9%
Trucking	2.9%
Industrial Machinery	2.7%
Oil & Gas Drilling	2.6%
Asset Management & Custody Banks	2.3%
Health Care Equipment	2.2%
Electric Utilities	2.2%
Apparel Retail	2.2%
Home Improvement Retail	2.2%
Industrial Conglomerates	1.9%
Computer Hardware	1.8%
Aerospace & Defense	1.8%
Oil & Gas Equipment & Services	1.7%
Household Products	1.7%
Investment Banking & Brokerage	1.6%
Homebuilding	1.6%
Department Stores	1.5%
Independent Power Producers & Energy Traders	1.4%
Apparel Accessories & Luxury Goods	1.4%
Fertilizers & Agricultural Chemicals	1.4%
Agricultural Products	1.3%
Hypermarkets & Super Centers	1.2%
Integrated Telecommunication Services	1.2%
Data Processing & Outsourced Services	1.1%
Mortgage REITs	1.1%
Communications Equipment	1.1%
Diversified Metals & Mining	1.1%
Homefurnishing Retail	1.1%
Construction Materials	1.1%
Restaurants	1.1%
Health Care Distributors	1.0%
Metal & Glass Containers	1.0%
Life & Health Insurance	1.0%
Drug Retail	1.0%
Computer Storage & Peripherals	1.0%
Biotechnology	1.0%
Leisure Products	0.9%
Footwear	0.9%
Trading Companies & Distributors	0.9%
Semiconductor Equipment	0.8%
Reinsurance	0.8%
General Merchandise Stores	0.8%
Oil & Gas Storage & Transportation	0.7%
Household Appliances	0.7%
Health Care Services	0.7%
Multi-Utilities	0.7%
Hotels Resorts & Cruise Lines	0.7%
Steel	0.7%
Tobacco	0.6%
Specialty Chemicals	0.6%
Technology Distributors	0.5%
Auto Parts & Equipment	0.5%

Percentages are based upon net assets.

Schedule of Investments 25

ICON Long/Short Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (98.3)%
50,000	Abercrombie & Fitch Co.	$3,657,000
56,100	Aflac, Inc.	3,643,695
44,500	America Movil S.A.B. de C.V. - ADR	2,834,205
61,500	Amphenol Corp. - Class A	2,290,875
39,100	Anixter International, Inc.(a)	2,503,964
335,000	Anthracite Capital, Inc.(b) - REIT	2,211,000
28,000	Apache Corp.	3,382,960
145,000	Arbor Realty Trust, Inc.(b) - REIT	2,186,600
60,000	Archer Daniels Midland Co.	2,469,600
65,700	Arrow Electronics, Inc.(a)	2,210,805
61,000	Atwood Oceanics, Inc.(a)x	5,594,920
117,000	Bank of America Corp.	4,435,470
80,000	BB&T Corp.(b)	2,564,800
30,000	Bristow Group, Inc.(a)	1,610,100
38,200	Burlington Northern Santa Fe Corp.	3,522,804
60,000	Cash America International, Inc.	2,184,000
30,000	Caterpillar, Inc.	2,348,700
50,000	CBRL Group, Inc.	1,788,500
100,000	Coca-Cola Enterprises, Inc.	2,420,000
75,000	Companhia Vale do Rio Doce - ADR	2,598,000
50,000	Corn Products International, Inc.	1,857,000
30,000	Cummins, Inc.	1,404,600
175,000	D.R. Horton, Inc.	2,756,250
105,000	Darden Restaurants, Inc.	3,417,750
70,000	Desarrolladora Homex S.A. de C.V. - ADR(a)(b)	4,063,500
20,000	Diamond Offshore Drilling, Inc.[x]	2,328,000
25,000	DryShips, Inc.(b)	1,497,750
26,400	Everest Re Group, Ltd.	2,363,592
39,700	Express Scripts, Inc.(a)	2,553,504
45,000	Fannie Mae	1,184,400
35,000	Federated Investors, Inc.	1,370,600
41,000	FMC Technologies, Inc.(a)	2,332,490
51,200	Freeport-McMoRan Copper & Gold, Inc. - Class B	4,926,464
25,700	Genco Shipping & Trading, Ltd.(b)	1,450,251
38,500	Henry Schein, Inc.(a)	2,209,900

26 Schedule of Investments

Shares or Principal Amount		Value

37,400	International Business Machines Corp.[x]	$4,306,236
67,000	Jos. A. Bank Clothiers, Inc.(a)(b)	1,373,500
85,000	JPMorgan Chase & Co.	3,650,750
50,000	KB Home(b)	1,236,500
65,000	Kirby Corp.(a)	3,705,000
45,000	Loews Corp.	1,809,900
50,000	M&T Bank Corp.(b)	4,024,000
52,600	MedcoHealth Solutions, Inc.(a)	2,303,354
64,500	MetLife, Inc.	3,886,770
89,500	Microsoft Corp.	2,540,010
23,500	Monsanto Co.	2,620,250
33,300	Moog, Inc. - Class A(a)	1,405,593
32,500	Murphy Oil Corp.	2,669,550
115,000	Navios Maritime Holdings, Inc.	1,067,200
38,600	Nike, Inc. - Class B	2,624,800
50,000	Norfolk Southern Corp.[x]	2,716,000
42,600	Northrop Grumman Corp.	3,314,706
75,000	Old Dominion Freight Line, Inc.(a)(b)	2,387,250
125,000	Oracle Corp.(a)	2,445,000
140,000	Pacer International, Inc.	2,300,200
50,500	Prudential Financial, Inc.	3,951,625
22,500	Reliance Steel & Aluminum Co.	1,346,850
125,000	Rent-A-Center, Inc.(a)	2,293,750
35,400	Royal Dutch Shell PLC - ADR - Class Ax	2,441,892
42,500	Ryder System, Inc.	2,588,675
47,500	State Street Corp.	3,752,500
50,000	Swisscom AG - ADR	1,720,085
95,500	Target Corp.[x]	4,839,940
47,500	Telefonica S.A. - ADR	4,109,225
18,400	The Hartford Financial Services Group, Inc.	1,394,168
89,600	The Pepsi Bottling Group, Inc.[x]	3,038,336
162,000	TJX Cos., Inc.[x]	5,357,340
39,600	Transatlantic Holdings, Inc.[x]	2,627,460
31,000	Transocean, Inc.(a)x	4,191,200
75,000	U.S. Bancorp	2,427,000
45,000	Union Pacific Corp.[x]	5,642,100
65,500	Wachovia Corp.(b)	1,768,500
50,000	Weatherford International, Ltd.(a)(b)x	3,623,500
90,100	Wells Fargo & Co.[x]	2,621,910
50,000	Whirlpool Corp.(b)	4,339,000
100,000	World Acceptance Corp.(a)(b)	3,185,000

Total Common Stocks (Cost $206,386,541)		211,820,674

Schedule of Investments 27

Shares or Principal Amount		Value

Other Securities (13.1%)
28,166,148	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%	$28,166,148

Total Other Securities (Cost $28,166,148)		28,166,148
Total Investments 111.4% (Cost $234,552,689)		239,986,822
Liabilities Less Other Assets (11.4)%		(24,604,690)

Net Assets 100.0%		$215,382,132

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2008.

x	All or a portion of the security is pledged as collateral for securities sold short.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

28 Schedule of Investments

ICON Long/Short Fund
Schedule of Short Securities
March 31, 2008 (unaudited)

Shares	Short Security	Value

4,200	AvalonBay Communities, Inc.	$405,384
9,100	BRE Properties, Inc.	414,596
8,000	Corporate Office Properties Trust	268,880
60,000	Energy Partners, Ltd.(a)	568,200
62,800	Insituform Technologies, Inc.(a)	868,524
17,000	KBR, Inc.	471,410
30,000	Leapfrog Enterprises, Inc.(a)	211,500
50,200	Petrohawk Energy Corp.(a)	1,012,534
57,500	Pinnacle Entertainment, Inc.(a)	736,000
30,000	ProLogis	1,765,800
5,000	PS Business Parks, Inc.	259,500
4,400	Simon Property Group, Inc.	408,804
2,900	SL Green Realty Corp.	236,263
2,300	The Macerich Co.	161,621
15,000	The Marcus Corp.	288,000
25,000	Tootsie Roll Industries, Inc.	630,000
30,000	Vital Images, Inc.(a)	444,600
4,400	Vornado Realty Trust	379,324

Total Securities Sold Short (Proceeds $10,122,991)		$9,530,940

The accompanying notes are an integral part of financial statements.

(a)	Non-income producing security.

Schedule of Investments 29

ICON Long/Short Fund
Sector Composition
March 31, 2008
(Unaudited)

Financial	26.5%
Industrials	16.5%
Consumer Discretionary	15.1%
Energy	13.1%
Information Technology	7.6%
Leisure & Consumer Staples	6.9%
Materials	5.3%
Telecommunication & Utilities	4.0%
Health Care	3.3%

Percentages are based upon long positions as a percentage of net assets.

ICON Long/Short Fund
Industry Composition
March 31, 2008
(Unaudited)

Oil & Gas Drilling	5.6%
Railroads	5.5%
Life & Health Insurance	5.3%
Apparel Retail	4.8%
Other Diversified Financial Services	3.8%
Homebuilding	3.8%
Marine	3.6%
Oil & Gas Equipment & Services	3.6%
Diversified Metals & Mining	3.5%
Diversified Banks	3.1%
Regional Banks	3.1%
Integrated Telecommunication Services	2.7%
Soft Drinks	2.5%
Consumer Finance	2.5%
Restaurants	2.4%
Asset Management & Custody Banks	2.3%
Integrated Oil & Gas	2.3%
Reinsurance	2.3%
Systems Software	2.3%
Trucking	2.3%
Health Care Services	2.3%
General Merchandise Stores	2.2%
Aerospace & Defense	2.2%
Technology Distributors	2.2%
Mortgage REITs	2.0%
Household Appliances	2.0%
Agricultural Products	2.0%
Computer Hardware	2.0%
Construction & Farm Machinery & Heavy Trucks	1.8%
Oil & Gas Exploration & Production	1.6%
Multi-Line Insurance	1.5%
Wireless Telecommunication Services	1.3%
Footwear	1.2%
Fertilizers & Agricultural Chemicals	1.2%
Air Freight & Logistics	1.1%
Home Furnishing Retail	1.1%
Electronic Equipment Manufacturers	1.1%
Health Care Distributors	1.0%
Steel	0.6%
Thrifts & Mortgage Finance	0.6%

Percentages are based upon long positions as a percentage of net assets.

30 Schedule of Investments

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Statements of Assets and Liabilities
March 31, 2008 (unaudited)

	ICON Bond	ICON Core
	Fund	Equity Fund
Assets
Investments, at cost	$121,474,401	$153,917,749

Investments, at value†	122,311,833	160,585,579
Cash	-	-
Deposits for short sales	-	-
Receivables:
Fund shares sold	861,913	205,972
Investments sold	-	1,249,609
Interest	1,477,164	24,924
Dividends	-	111,671
Expense reimbursements by Adviser	1,486	-
Expense reimbursement by Sub-Administrator	-	-
Other assets	33,815	37,591

Total Assets	124,686,211	162,215,346

Liabilities
Options written, at value (premiums received of $0, $0, $0, $2,997,990 and $0)	-	-
Common stocks sold short, at value (proceeds of $0, $0, $0, $0 and $10,122,991)	-	-
Payables:
Due to custodian bank	110	187,739
Interest	-	-
Investments bought	-	1,270,645
Payable for collateral received on securities loaned	693,693	17,406,171
Fund shares redeemed	74,939	173,079
Distributions due to shareholders	430,330	-
Advisory fees and fee waiver recoupment	62,523	90,629
Accrued distribution fees	27,395	75,280
Fund accounting fees	5,883	2,622
Transfer agent fees	29,214	66,240
Administration fees	4,910	5,811
Trustee fees	7,345	8,509
Accrued Code 860 related legal expenses	-	-
Code 860 Expense	-	-
Accrued expenses	33,959	35,801

Total Liabilities	1,370,301	19,322,526

Net Assets - all share classes	$123,315,910	$142,892,820

Net Assets - Class I	$120,568,857	$68,637,404

Net Assets - Class C	$2,746,148	$71,633,701

Net Assets - Class Z	$905	$1,286,993

Net Assets - Class A	$-	$1,334,722

Net Assets Consist of
Paid-in capital	$123,091,275	$139,555,154
Accumulated undistributed net investment income/(loss)	(435,466)	(11,725)
Accumulated undistributed net realized gain/(loss) from investments, written options, and securities sold short	(177,331)	(3,318,439)
Unrealized appreciation/(depreciation) on investments, written options, and securities sold short	837,432	6,667,830

Net Assets	$123,315,910	$142,892,820

†	Includes securities on loan of $658,350, $17,214,104, $0, $8,108,961, and $27,329,275.

The accompanying notes are an integral part of the financial statements.

32 Financial Statements

ICON Equity	ICON Income	ICON Long/
Income Fund	Opportunity Fund	Short Fund

$109,386,840	$87,952,251	$234,552,689

113,501,536	90,210,927	239,986,822
-	-	-
-	-	9,321,431
389,337	330,520	253,533

-	733,348	7,313,135
105,692	19,682	43,459
246,150	95,898	281,544
796	1,278	-
1,484,905	-	-
35,537	35,527	62,048

115,763,953	91,427,180	257,261,972

-	1,872,000	-

-	-	9,530,940

585,325	903,936	1,084,757
-	-	2,382
-	877,540	2,322,454
-	8,197,590	28,166,148
109,757	50,522	417,853
161,663	-	-
71,233	55,769	163,922
26,842	18,213	71,735
2,826	2,426	2,915
31,681	24,943	55,051
4,549	3,093	8,933
6,693	4,616	13,448
198,687	-	-
1,286,218	-	-
39,362	42,169	39,302

2,524,836	12,052,817	41,879,840

$113,239,117	$79,374,363	$215,382,132

$107,948,718	$75,750,519	$171,201,512

$4,980,185	$3,026,410	$37,726,529

$37,890	$108,721	$617,020

$272,324	$488,713	$5,837,071

$113,277,454	$83,187,383	$229,556,390
(148,228)	205,374	261,995

(4,004,805)	(7,403,060)	(20,462,437)

4,114,696	3,384,666	6,026,184

$113,239,117	$79,374,363	$215,382,132

Financial Statements 33

Statements of Assets and Liabilities (continued)
March 31, 2008 (unaudited)

	ICON Bond	ICON Core
	Fund	Equity Fund
Shares outstanding (unlimited shares authorized, no par value)
Class I	11,892,882	5,208,432
Class C	270,306	5,817,242
Class Z	89	97,770
Class A	-	103,812
Net asset value (offering and redemption price per share)
Class I	$10.14	$13.18
Class C	$10.16	$12.31
Class Z	$10.17	$13.16
Class A	$-	$12.86
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$-	$13.64

The accompanying notes are an integral part of the financial statements.

34 Financial Statements

ICON Equity	ICON Income	ICON Long/
Income Fund	Opportunity Fund	Short Fund

8,316,316	6,275,290	10,737,609
388,050	263,539	2,467,959
2,924	8,862	38,557
21,087	40,591	367,557

$12.98	$12.07	$15.94
$12.83	$11.48	$15.29
$12.96	$12.27	$16.00
$12.91	$12.04	$15.88

$13.70	$12.77	$16.85

Financial Statements 35

Statements of Operations
For the period ended March 31, 2008 (unaudited)

		ICON
	ICON	Core Equity
	Bond Fund	Fund
Investment Income
Interest	$3,184,929	$21,008
Dividends	-	1,334,724
Income from securities lending, net	9,183	55,237
Foreign taxes withheld	-	-

Total Investment Income	3,194,112	1,410,969

Expenses
Advisory fees:	370,809	626,643
Distribution fees
Class I	152,082	101,711
Class C	8,219	414,870
Class A	-	1,802
Fund accounting fees	21,614	22,531
Transfer agent fees	50,595	120,296
Administration fees	28,736	38,828
Registration fees:
Class I	12,246	7,145
Class C	6,625	7,162
Class A	-	3,484
Insurance expense	4,540	6,392
Trustee fees and expenses	8,546	9,699
Interest expense	1,223	1,117
Other expenses	52,640	63,507
Dividends on short positions	-	-
Recoupment of previously reimbursed expenses	-	-
Code 860 related legal expenses	-	-
Code 860 Expense	-	-

Total expenses before expense reimbursement and transfer agent earnings credit	717,875	1,425,187
Transfer agent earnings credit	(1,875)	(2,493)
Expense reimbursement by Adviser due to expense limitation agreement	(91,617)	-
Expense reimbursement of Code 860 related expenses by the Sub-Administrator	-	-

Net Expenses	624,383	1,422,694

Net Investment Income/(Loss)	2,569,729	(11,725)

Net Realized and Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) from investment transactions	1,435,306	(3,318,621)
Net realized gain/(loss) from written option transactions	-	-
Net realized gain/(loss) from securities sold short	-	-
Change in unrealized net appreciation/(depreciation) on investments	412,617	(19,981,298)
Change in unrealized appreciation/(depreciation) on written options and securities sold short	-	-

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options and Securities Sold Short	1,847,923	(23,299,919)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$4,417,652	$(23,311,644)

The accompanying notes are an integral part of the financial statements.

36 Financial Statements

	ICON
ICON	Income	ICON
Equity Income	Opportunity	Long/Short
Fund	Fund	Fund

$348,490	$13,918	$89,881
1,461,580	743,505	2,196,304
-	35,424	88,117
(2,205)	-	-

1,807,865	792,847	2,374,302

458,001	300,123	1,158,757

146,002	96,245	279,639
24,843	13,078	210,583
406	441	8,052
17,824	12,583	35,085
56,935	42,545	94,724
28,386	18,604	63,349

7,931	9,149	16,940
5,926	6,056	7,942
3,429	3,612	3,712
4,494	2,815	9,858
8,115	6,399	12,850
360	7,898	9,711
57,380	58,353	83,085
-	-	61,248
-	31,764	-
198,687	-	-
478,848	-	-

1,497,567	609,665	2,055,535
(1,842)	(1,221)	(4,073)

(19,325)	(20,971)	(8,368)

(677,535)	-	-

798,865	587,473	2,043,094

1,009,000	205,374	331,208

(3,985,912)	(5,219,322)	(18,133,991)
-	7,792,677	-
-	-	2,784,837

(11,794,328)	(7,042,754)	(24,053,227)

-	450,977	(503,778)

(15,780,240)	(4,018,422)	(39,906,159)

$(14,771,240)	$(3,813,048)	$(39,574,951)

Financial Statements 37

Statements of Changes in Net Assets

	ICON Bond Fund		ICON Core Equity Fund
	Period ended	Year ended	Period ended	Year ended
	March 31,	September 30,	March 31,	September 30,
	2008 (unaudited)	2007	2008 (unaudited)	2007
Operations
Net investment income/(loss)	$2,569,729	$4,602,241	$(11,725)	$(534,514)
Net realized gain/(loss) from investment transactions, written options, and securities sold short	1,435,306	(158,250)	(3,318,621)	19,681,940
Change in unrealized appreciation/(depreciation) on investments and written options and securities sold short	412,617	756,222	(19,981,298)	11,709,068

Net increase/(decrease) in net assets resulting from operations	4,417,652	5,200,213	(23,311,644)	30,856,494

Dividends and Distributions to Shareholders
Net investment income
Class I	(2,931,844)	(4,626,599)	-	-
Class C	(39,808)	(46,277)	-	-
Class Z	(66)	(527)	-	-
Class A	-	-	-	-
Net realized gains
Class I	-	-	(7,187,602)	(7,580,907)
Class C	-	-	(7,656,597)	(7,230,668)
Class Z	-	-	(109,019)	(94,989)
Class A	-	-	(124,615)	(36,638)

Net decrease from dividends and distributions	(2,971,718)	(4,673,403)	(15,077,833)	(14,943,202)

Fund Share Transactions
Shares sold
Class I	28,443,623	68,988,664	7,660,295	23,824,919
Class C	1,655,887	917,781	2,966,406	8,551,109
Class Z	3,364	48,144	204,942	133,685
Class A	-	-	702,580	1,422,196
Reinvested dividends and distributions
Class I	2,898,484	4,481,263	6,810,276	6,749,960
Class C	38,629	44,325	7,380,164	6,925,661
Class Z	66	525	107,124	92,041
Class A	-	-	112,656	32,501
Shares repurchased
Class I	(35,315,245)	(41,215,819)	(15,678,121)	(55,610,067)
Class C	(445,502)	(441,608)	(11,726,538)	(26,377,163)
Class Z	(13,675)	(41,463)	(41,819)	(299,637)
Class A	-	-	(521,280)	(279,650)

Net increase/(decrease) from fund share transactions	(2,734,369)	32,781,812	(2,023,315)	(34,834,445)

Total net increase/(decrease) in net assets	(1,288,435)	33,308,622	(40,412,792)	(18,921,153)
Net Assets
Beginning of period	124,604,345	91,295,723	183,305,612	202,226,765

End of period	$123,315,910	$124,604,345	$142,892,820	$183,305,612

The accompanying notes are an integral part of the financial statements.

38 Financial Statements

ICON Equity Income Fund		ICON Income Opportunity Fund		ICON Long/Short Fund
Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
2008 (unaudited)	2007	2008 (unaudited)	2007	2008 (unaudited)	2007

$1,009,000	$2,521,140	$205,374	$(91,815)	$331,208	$655,127

(3,985,912)	15,603,497	2,573,355	2,785,990	(15,349,154)	7,336,230

(11,794,328)	4,578,186	(6,591,777)	5,052,554	(24,557,005)	24,000,849

(14,771,240)	22,702,823	(3,813,048)	7,746,729	(39,574,951)	31,992,206

(984,155)	(2,854,133)	-	(46,145)	(399,948)	(394,093)
(23,795)	(70,223)	-	-	-	-
(353)	(787)	-	-	-	(13,175)
(2,372)	(3,730)	-	(41)	(7,652)	(7,001)

(12,299,870)	(5,844,508)	(3,156,831)	(10,443,229)	(9,426,798)	(4,519,604)
(509,032)	(206,407)	(103,778)	(411,998)	(1,802,594)	(791,906)
(4,033)	(971)	(2,015)	(3,627)	(8,704)	(82,900)
(33,610)	(2,660)	(13,118)	(5,517)	(264,846)	(47,236)

(13,857,220)	(8,983,419)	(3,275,742)	(10,910,557)	(11,910,542)	(5,855,915)

12,737,958	20,775,427	16,885,064	32,396,237	57,131,098	124,049,120
930,076	879,642	1,191,166	350,569	5,565,551	18,629,284
3,443	21,895	100,607	29,639	450,372	287,714
78,789	289,568	220,140	269,504	1,600,571	6,279,254

12,676,661	8,210,633	3,124,009	10,266,374	9,338,356	4,670,355
503,543	256,742	102,150	379,286	1,686,440	745,754
4,385	1,757	2,015	3,627	8,484	96,075
35,980	6,277	13,118	5,556	218,920	43,032

(14,734,026)	(51,367,295)	(14,633,593)	(22,746,946)	(92,087,905)	(80,032,782)
(640,287)	(1,040,584)	(323,435)	(1,156,174)	(5,432,673)	(5,843,771)
(615)	(11,598)	(25,740)	(89)	(228,318)	(3,639,251)
(89,362)	(12,552)	(9,204)	(84)	(1,239,548)	(977,888)

11,506,545	(21,990,088)	6,646,297	19,797,499	(22,988,652)	64,306,896

(17,121,915)	(8,270,684)	(442,493)	16,633,671	(74,474,145)	90,443,187

130,361,032	138,631,716	79,816,856	63,183,185	289,856,277	199,413,090

$113,239,117	$130,361,032	$79,374,363	$79,816,856	$215,382,132	$289,856,277

Financial Statements 39

Statements of Changes in Net Assets (continued)

	ICON Bond Fund		ICON Core Equity Fund
	Period ended	Year ended	Period ended	Year ended
	March 31,	September 30,	March 31,	September 30,
	2008 (unaudited)	2007	2008 (unaudited)	2007
Transactions in Fund Shares
Shares sold
Class I	2,800,059	6,930,357	508,535	1,521,324
Class C	161,808	91,548	213,508	576,959
Class Z	334	4,870	13,847	8,541
Class A	-	-	49,040	92,820
Reinvested dividends and distributions
Class I	285,589	448,497	459,223	447,314
Class C	3,795	4,422	531,329	483,635
Class Z	6	53	7,238	6,091
Class A	-	-	7,775	2,184
Shares repurchased
Class I	(3,473,591)	(4,131,816)	(1,077,231)	(3,549,165)
Class C	(43,709)	(44,117)	(826,553)	(1,762,394)
Class Z	(1,359)	(4,178)	(2,741)	(19,996)
Class A	-	-	(38,190)	(18,320)

Net increase/(decrease)	(267,068)	3,299,636	(154,220)	(2,211,007)

Shares outstanding beginning of period	12,430,344	9,130,708	11,381,476	13,592,483

Shares outstanding end of period	12,163,276	12,430,344	11,227,256	11,381,476

Purchase and Sales of Investment Securities (excluding short-term securities)
Purchase of securities (including short sale transactions)	$19,704,413	$21,614,156	$111,871,964	$228,139,282
Proceeds from sales of securities (including short sale transactions)	7,296,287	25,763,927	128,466,334	275,726,296
Purchases of long-term U.S. government securities	22,415,123	43,613,130	-	-
Proceeds from sales of long-term U.S. government securities	35,278,459	5,421,100	-	-
Accumulated undistributed net investment income/(loss)	$(435,466)	$(33,477)	$(11,725)	$-

The accompanying notes are an integral part of the financial statements.

40 Financial Statements

ICON Equity Income Fund		ICON Income Opportunity Fund		ICON Long/Short Fund
Period ended	Year ended	Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,	March 31,	September 30,
2008 (unaudited)	2007	2008 (unaudited)	2007	2008 (unaudited)	2007

886,269	1,331,983	1,332,096	2,383,848	3,194,466	6,741,937
69,071	56,569	99,681	26,619	321,854	1,050,920
241	1,408	7,877	2,101	27,212	15,636
5,339	18,766	17,870	20,879	90,039	340,691

885,689	536,569	245,985	776,387	528,188	266,877
35,564	16,958	8,435	29,724	99,261	43,971
307	114	156	274	478	5,462
2,526	405	1,035	424	12,424	2,463

(1,020,985)	(3,260,624)	(1,161,111)	(1,672,257)	(5,391,609)	(4,408,590)
(43,009)	(67,244)	(26,179)	(87,051)	(325,175)	(328,475)
(44)	(734)	(1,915)	(7)	(12,297)	(189,213)
(6,411)	(794)	(703)	(6)	(72,485)	(53,377)

814,557	(1,366,624)	523,227	1,480,935	(1,527,644)	3,488,302

7,913,820	9,280,444	6,065,055	4,584,120	15,139,326	11,651,024

8,728,377	7,913,820	6,588,282	6,065,055	13,611,682	15,139,326

$74,997,455	$154,997,733	$85,744,529	$109,635,674	$248,785,003	$324,247,248

75,177,570	192,524,496	74,972,115	104,042,037	270,541,248	246,986,193

3,975,018	7,570,798	-	-	-	-

1,804,800	750,000	-	-	-	-

$(148,228)	$(146,553)	$205,374	$-	$261,995	$338,387

Financial Statements 41

Financial Highlights

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Bond Fund
Class I +
Period Ended March 31, 2008 (unaudited)	$10.02	$0.21	$0.15	$0.36	$(0.24)	$-
Year Ended September 30, 2007	10.00	0.44	0.03	0.47	(0.45)	-
Year Ended September 30, 2006	10.16	0.42	(0.15)	0.27	(0.42)	(0.01)
Year Ended September 30, 2005	10.52	0.40	(0.29)	0.11	(0.41)	(0.06)
Year Ended September 30, 2004	10.41	0.45	0.10	0.55	(0.44)	-
September 30, 2002 (inception) to September 30, 2003	10.00	0.42	0.38	0.80	(0.39)	-
Class C
Period Ended March 31, 2008 (unaudited)	10.05	0.18	0.14	0.32	(0.21)	-
Year Ended September 30, 2007	10.02	0.38	0.04	0.42	(0.39)	-
Year Ended September 30, 2006	10.18	0.36	(0.15)	0.21	(0.36)	(0.01)
Year Ended September 30, 2005	10.54	0.33	(0.28)	0.05	(0.35)	(0.06)
Year Ended September 30, 2004	10.42	0.38	0.12	0.50	(0.38)	-
October 31, 2002 (inception) to September 30, 2003	9.79	0.37	0.60	0.97	(0.34)	-
Class Z
Period Ended March 31, 2008 (unaudited)	10.02	0.23	0.17	0.40	(0.25)	-
Year Ended September 30, 2007	10.00	0.46	0.03	0.49	(0.47)	-
Year Ended September 30, 2006	10.15	0.45	(0.15)	0.30	(0.44)	(0.01)
Year Ended September 30, 2005	10.51	0.42	(0.28)	0.14	(0.44)	(0.06)
May 6, 2004 (inception) to September 30, 2004	10.26	0.46	(0.02)	0.44	(0.19)	-

The accompanying notes are an integral part of the financial statements.

42 Financial Highlights

				Ratio of expenses to			Ratio of net investment
				average net assets (a)			income to average net assets(a)
				Before	After		Before	After
				expense	expense		expense	expense
				limitation	limitation		limitation	limitation
distributions			Net assets,	and transfer	and transfer		and transfer	and transfer
Total	Net asset		end of	agent	agent		agent	agent	Portfolio
dividends and	value, end	Total	period (in	earnings	earnings		earnings	earnings	turnover
distributions	of period	return*	thousands)	credit	credit		credit	credit	rate(b)

$(0.24)	$10.14	3.66%	$120,569	1.13%	1.00%	(c)	4.04%	4.17%	37.79%
(0.45)	10.02	4.80%	123,102	1.09%	1.00%	(c)	4.34%	4.42%	34.40%
(0.43)	10.00	2.72%	90,324	1.11%	1.01%	(c)	4.14%	4.24%	66.82%
(0.47)	10.16	1.05%	82,415	1.18%	1.10%		3.72%	3.80%	76.28%
(0.44)	10.52	5.41%	61,502	1.29%	1.30%		4.28%	4.27%	37.98%

(0.39)	10.41	8.19%	39,338	1.45%	1.30%		4.01%	4.16%	41.65%

(0.21)	10.16	3.24%	2,746	2.75%	1.60%	(c)	2.41%	3.56%	37.79%
(0.39)	10.05	4.27%	1,491	3.15%	1.60%	(c)	2.28%	3.82%	34.40%
(0.37)	10.02	2.09%	968	3.08%	1.61%	(c)	2.17%	3.64%	66.82%
(0.41)	10.18	0.47%	988	3.42%	1.69%		1.46%	3.19%	76.28%
(0.38)	10.54	4.83%	371	6.84%	1.90%		3.63%	8.57%	37.98%

(0.34)	10.42	9.98%	260	2.05%	1.90%		3.48%	3.63%	41.65%

(0.25)	10.17	4.03%	1	406.39%	0.77%	(c)	(401.13)%	4.49%	37.79%
(0.47)	10.02	5.02%	11	31.60%	0.75%	(c)	(26.18)%	4.67%	34.40%
(0.45)	10.00	3.06%	4	25.40%	0.76%	(c)	(20.18)%	4.47%	66.82%
(0.50)	10.15	1.30%	5	74.28%	0.84%		(69.41)%	4.03%	76.28%

(0.19)	10.51	4.33%	1	0.86%	0.86%		4.60%	4.60%	37.98%

Financial Highlights 43

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Core Equity Fund
Class I +
Period Ended March 31, 2008 (unaudited)	$16.59	$0.03	$(2.07)	$(2.04)	$-	$(1.37)
Year Ended September 30, 2007	15.22	0.02	2.46	2.48	-	(1.11)
Year Ended September 30, 2006	15.14	(0.02)	0.67	0.65	-	(0.57)
Year Ended September 30, 2005	12.78	(0.05)	2.41	2.36	-	-
Year Ended September 30, 2004	11.12	(0.07)	1.73	1.66	-	-
Year Ended September 30, 2003	9.50	(0.04)	1.66	1.62	-	-
Class C
Period Ended March 31, 2008 (unaudited)	15.66	(0.03)	(1.95)	(1.98)	-	(1.37)
Year Ended September 30, 2007	14.52	(0.10)	2.35	2.25	-	(1.11)
Year Ended September 30, 2006	14.58	(0.14)	0.65	0.51	-	(0.57)
Year Ended September 30, 2005	12.41	(0.15)	2.32	2.17	-	-
Year Ended September 30, 2004	10.88	(0.16)	1.69	1.53	-	-
Year Ended September 30, 2003	9.36	(0.11)	1.63	1.52	-	-
Class Z
Period Ended March 31, 2008 (unaudited)	16.62	(0.01)	(2.08)	(2.09)	-	(1.37)
Year Ended September 30, 2007	15.23	0.03	2.47	2.50	-	(1.11)
Year Ended September 30, 2006	15.12	0.02	0.66	0.68	-	(0.57)
Year Ended September 30, 2005	12.79	(0.14)	2.47	2.33	-	-
May 6, 2004 (inception) to September 30, 2004	12.07	(0.03)	0.75	0.72	-	-
Class A
Period Ended March 31, 2008 (unaudited)	16.32	(0.06)	(2.03)	(2.09)	-	(1.37)
Year Ended September 30, 2007	15.09	(0.06)	2.40	2.34	-	(1.11)
May 31, 2006 (inception) to September 30, 2006	15.80	(0.27)	(0.44)	(0.71)	-	-

The accompanying notes are an integral part of the financial statements.

44 Financial Highlights

				Ratio of expenses to		Ratio of net investment
				average net assets (a)		income to average net assets (a)
				Before	After	Before	After
				expense	expense	expense	expense
				limitation	limitation	limitation	limitation
distributions			Net assets,	and transfer	and transfer	and transfer	and transfer
Total	Net asset		end of	agent	agent	agent	agent	Portfolio
dividends and	value, end	Total	period (in	earnings	earnings	earnings	earnings	turnover
distributions	of period	return*	thousands)	credit	credit	credit	credit	rate(b)

$(1.37)	$13.18	(13.21)%	$68,637	1.30%	1.30%	0.39%	0.39%	67.25%
(1.11)	16.59	17.05%	88,246	1.24%	1.23%	0.12%	0.13%	116.81%
(0.57)	15.22	4.35%	104,966	1.23%	1.23%	(0.13)%	(0.13)%	148.67%
-	15.14	18.47%	93,780	1.27%	N/A	(0.33)%	N/A	136.82%
-	12.78	14.93%	47,273	1.33%	N/A	(0.59)%	N/A	116.26%
-	11.12	17.05%	37,603	1.39%	N/A	(0.37)%	N/A	188.07%

(1.37)	12.31	(13.63)%	71,634	2.10%	2.09%	(0.41)%	(0.40)%	67.25%
(1.11)	15.66	16.25%	92,350	2.02%	2.02%	(0.68)%	(0.67)%	116.81%
(0.57)	14.52	3.54%	95,842	2.03%	2.02%	(0.91)%	(0.91)%	148.67%
-	14.58	17.49%	78,145	2.04%	N/A	(1.10)%	N/A	136.82%
-	12.41	14.06%	53,101	2.08%	N/A	(1.34)%	N/A	116.26%
-	10.88	16.24%	35,428	2.14%	N/A	(1.12)%	N/A	188.07%

(1.37)	13.16	(13.48)%	1,287	1.81%	1.81%	(0.10)%	(0.10)%	67.25%
(1.11)	16.62	17.18%	1,320	1.18%	1.18%	0.17%	0.17%	116.81%
(0.57)	15.23	4.57%	1,291	0.99%	0.98%	0.12%	0.12%	148.67%
-	15.12	18.22%	1,165	1.76%	N/A	(0.94)%	N/A	136.82%

-	12.79	5.97%	36	1.12%	N/A	(0.28)%	N/A	116.26%

(1.37)	12.86	(13.75)%	1,335	2.50%	2.49%	(0.79)%	(0.78)%	67.25%
(1.11)	16.32	16.25%	1,390	1.66%	1.65%	(0.42)%	(0.41)%	116.81%

-	15.09	(4.49)%	128	7.44%	7.43%	(5.45)%	(5.44)%	148.67%

Financial Highlights 45

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/ (losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Equity Income Fund
Class I +
Period Ended March 31, 2008 (unaudited)	$16.48	$0.12	$(1.86)	$(1.74)	$(0.12)	$(1.64)
Year Ended September 30, 2007	14.94	0.29	2.26	2.55	(0.34)	(0.67)
Year Ended September 30, 2006	15.79	0.30	0.29	0.59	(0.35)	(1.09)
Year Ended September 30, 2005	14.33	0.27	1.54	1.81	(0.27)	(0.08)
Year Ended September 30, 2004	12.22	0.31	2.09	2.40	(0.29)	-
September 30, 2002 (inception) to September 30, 2003	10.00	0.25	2.20	2.45	(0.23)	-
Class C
Period Ended March 31, 2008 (unaudited)	16.33	0.06	(1.85)	(1.79)	(0.07)	(1.64)
Year Ended September 30, 2007	14.85	0.14	2.23	2.37	(0.22)	(0.67)
Year Ended September 30, 2006	15.71	0.15	0.29	0.44	(0.21)	(1.09)
Year Ended September 30, 2005	14.27	0.13	1.54	1.67	(0.15)	(0.08)
Year Ended September 30, 2004	12.21	0.20	2.06	2.26	(0.20)	-
November 8, 2002 (inception) to September 30, 2003	10.63	0.16	1.59	1.75	(0.17)	-
Class Z
Period Ended March 31, 2008 (unaudited)	16.46	0.13	(1.87)	(1.74)	(0.12)	(1.64)
Year Ended September 30, 2007	14.94	0.30	2.26	2.56	(0.37)	(0.67)
Year Ended September 30, 2006	15.79	0.30	0.29	0.59	(0.35)	(1.09)
Year Ended September 30, 2005	14.33	0.28	1.55	1.83	(0.29)	(0.08)
May 10, 2003 (inception) to September 30, 2004)	13.43	0.39	0.70	1.09	(0.19)	-
Class A
Period Ended March 31, 2008 (unaudited)	16.40	0.11	(1.86)	(1.75)	(0.10)	(1.64)
Year Ended September 30, 2007	14.92	0.27	2.22	2.49	(0.34)	(0.67)
May 31, 2006 (inception) to September 30, 2006	15.04	0.08	(0.01)	0.07	(0.19)	-
The accompanying notes are an integral part of the financial statements.

46 Financial Highlights

				Ratio of expenses to				Ratio of net investment
				average net assets (a)				income to average net assets (a)
				Before		After		Before	After
				expense		expense		expense	expense
				limitation		limitation		limitation	limitation
distributions			Net assets,	and transfer		and transfer		and transfer	and transfer
Total	Net asset		end of	agent		agent		agent	agent	Portfolio
dividends and	value, end	Total	period (in	earnings		earnings		earnings	earnings	turnover
distributions	of period	return*	thousands)	credit		credit		credit	credit	rate(b)

$(1.76)	$12.98	(11.51)%	$107,949	$1.28%	(h)	1.27%	(c)	1.68%	1.69%	63.85%
(1.01)	16.48	17.67%	124,668	1.23%	(g)	1.22%	(c)	1.86%	1.86%	121.30%
(1.44)	14.94	4.02%	133,835	1.23%		1.23%	(c)	1.96%	1.96%	162.84%
(0.35)	15.79	12.71%	129,681	1.27%		1.27%		1.79%	1.79%	143.82%
(0.29)	14.33	19.69%	117,552	1.35%		1.37%		2.25%	2.23%	51.84%

(0.23)	12.22	24.72%	42,474	1.72%		1.45%		2.23%	2.30%	35.17%

(1.71)	12.83	(11.93)%	4,980	2.42%	(h)	2.20%	(c)	0.56%	0.78%	63.85%
(0.89)	16.33	16.45%	5,331	2.33%	(g)	2.21%	(c)	0.75%	0.87%	121.30%
(1.30)	14.85	3.03%	4,753	2.29%		2.20%	(c)	0.91%	1.00%	162.84%
(0.23)	15.71	11.71%	3,861	2.53%		2.20%		0.53%	0.86%	143.82%
(0.20)	14.27	18.56%	1,885	3.47%		2.20%		0.12%	1.40%	51.84%

(0.17)	12.21	16.63%	581	2.48%		2.20%		1.10%	1.38%	35.17%

(1.76)	12.96	(11.49)%	38	29.97%	(h)	1.20%	(c)	(26.99)%	1.78%	63.85%
(1.04)	16.46	17.74%	40	11.08%	(g)	1.21%	(c)	(7.96)%	1.92%	121.30%
(1.44)	14.94	4.04%	24	4.36%		1.20%	(c)	(1.20)%	1.96%	162.84%
(0.37)	15.79	12.89%	23	9.37%		1.20%		(6.31)%	1.86%	143.82%

(0.19)	14.33	8.12%	14	1.11%		0.97%	(d)	2.62%	2.76%	51.84%

(1.74)	12.91	(11.60)%	272	6.16%	(h)	1.45%	(c)	(3.18)%	1.53%	63.85%
(1.01)	16.40	17.29%	322	3.77%	(g)	1.45%	(c)	(0.60)%	1.73%	121.30%

(0.19)	14.92	0.46%	19	38.36%		1.44%	(c)	(35.18)%	1.74%	162.84%

Financial Highlights 47

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Income Opportunity Fund
Class I+
Period Ended March 31, 2008 (unaudited)	$13.18	$0.03	$(0.61)	$(0.58)	$-	$(0.53)
Year Ended September 30, 2007	13.80	(0.02)	1.64	1.62	(0.01)	(2.23)
Year Ended September 30, 2006	13.88	(0.01)	0.05	0.04	-	(0.12)
Year Ended September 30, 2005	13.25	(0.06)	1.26	1.20	-	(0.57)
Year Ended September 30, 2004	12.40	(0.07)	1.36	1.29	-	(0.44)
September 30, 2002 (inception) to September 30, 2003	10.00	(0.07)	2.47	2.40	-	-
Class C
Period Ended March 31, 2008 (unaudited)	12.61	(0.01)	(0.59)	(0.60)	-	(0.53)
Year Ended September 30, 2007	13.39	(0.11)	1.56	1.45	-	(2.23)
Year Ended September 30, 2006	13.56	(0.11)	0.06	(0.05)	-	(0.12)
Year Ended September 30, 2005	13.06	(0.16)	1.23	1.07	-	(0.57)
Year Ended September 30, 2004	12.32	(0.16)	1.34	1.18	-	(0.44)
November 21, 2002 (inception) to September 30, 2003	10.75	(0.17)	1.74	1.57	-	-
Class Z
Period Ended March 31, 2008 (unaudited)	13.37	0.06	(0.63)	(0.57)	-	(0.53)
Year Ended September 30, 2007	13.94	0.01	1.65	1.66	-	(2.23)
Year Ended September 30, 2006	13.94	0.02	0.10	0.12	-	(0.12)
Year Ended September 30, 2005	13.29	(0.03)	1.25	1.22	-	(0.57)
May 6, 2004 (inception) to September 30, 2003	12.86	(0.01)	0.44	0.43	-	-
Class A
Period Ended March 31, 2008 (unaudited)	13.15	0.04	(0.62)	(0.58)	-	(0.53)
Year Ended September 30, 2007	13.80	(0.03)	1.65	1.62	(0.04)	(2.23)
May 31, 2006 (inception) to September 30, 2006	13.73	0.03	0.04	0.07	-	-
The accompanying notes are an integral part of the financial statements.

48 Financial Highlights

				Ratio of expenses to			Ratio of net investment
				average net assets(a)			income to average net assets(a)
				Before	After		Before	After
				expense	expense		expense	expense
				limitation	limitation		limitation	limitation
distributions			Net assets,	and transfer	and transfer		and transfer	and transfer
Total	Net asset		end of	agent	agent		agent	agent	Portfolio
dividends and	value, end	Total	period (in	earnings	earnings		earnings	earnings	turnover
distributions	of period	return*	thousands)	credit	credit		credit	credit	rate(b)

$(0.53)	$12.07	(4.57)%	$75,751	1.45%	1.44%	(c)	0.53%	0.54%	92.50%
(2.24)	13.18	12.51%	77,195	1.50%	1.50%	(c)	(0.11)%	(0.11)%	150.42%
(0.12)	13.80	0.30%	60,321	1.47%	1.47%	(c)	(0.04)%	(0.04)%	159.55%
(0.57)	13.88	9.21%	54,347	1.54%	1.45%		(0.57)%	(0.48)%	159.35%
(0.44)	13.25	10.53%	42,962	1.60%	1.45%		(0.67)%	(0.52)%	167.57%

-	12.40	24.00%	20,981	2.07%	1.45%		(1.27)%	(0.65)%	184.24%

(0.53)	11.48	(4.95)%	3,026	2.82%	2.22%	(c)	(0.80)%	(0.20)%	92.50%
(2.23)	12.61	11.53%	2,291	2.76%	2.25%	(c)	(1.34)%	(0.83)%	150.42%
(0.12)	13.39	(0.36)%	2,842	2.61%	2.23%	(c)	(1.23)%	(0.85)%	159.55%
(0.57)	13.56	8.31%	3,652	2.80%	2.20%		(1.80)%	(1.20)%	159.35%
(0.44)	13.06	9.69%	1,964	3.89%	2.20%		(2.93)%	(1.23)%	167.57%

-	12.32	14.60%	148	2.83%	2.20%		(2.13)%	(1.50)%	184.24%

(0.53)	12.27	(4.43)%	109	17.79%	1.22%	(c)	(15.69)%	0.88%	92.50%
(2.23)	13.37	12.67%	37	17.99%	1.25%	(c)	(16.64)%	0.10%	150.42%
(0.12)	13.94	0.88%	5	3.52%	1.22%	(c)	(2.14)%	0.15%	159.55%
(0.57)	13.94	9.42%	3	53.94%	1.20%		(52.97)%	(0.23)%	159.35%

-	13.29	3.34%	3	1.12%	1.12%		(0.11)%	(0.11)%	167.57%

(0.53)	12.04	(4.58)%	489	5.73%	1.47%	(c)	(3.69)%	0.57%	92.50%
(2.27)	13.15	12.51%	294	7.12%	1.49%	(c)	(5.85)%	(0.22)%	150.42%

-	13.80	0.51%	15	42.18%	1.47%	(c)	(40.01)%	0.69%	159.55%

Financial Highlights 49

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/ (losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Long/Short Fund(f)
Class I+
Period Ended March 31, 2008 (unaudited)	$19.26	$0.03	$(2.58)	$(2.55)	$(0.03)	$(0.74)
Year Ended September 30, 2007	17.19	0.07	2.47	2.54	(0.04)	(0.43)
Year Ended September 30, 2006	15.99	0.03	1.17	1.20	-	-
Year Ended September 30, 2005	13.92	(0.08)	2.65	2.57	-	(0.50)
Year Ended September 30, 2004	12.00	(0.08)	2.16	2.08	-	(0.16)
September 30, 2002 (inception) to September 30, 2003	10.00	(0.07)	2.07	2.00	-	-
Class C
Period Ended March 31, 2008 (unaudited)	18.54	(0.04)	(2.47)	(2.51)	-	(0.74)
Year Ended September 30, 2007	16.67	(0.08)	2.38	2.30	-	(0.43)
Year Ended September 30, 2006	15.63	(0.13)	1.17	1.04	-	-
Year Ended September 30, 2005	13.73	(0.19)	2.59	2.40	-	(0.50)
Year Ended September 30, 2004	11.92	(0.18)	2.15	1.97	-	(0.16)
October 17, 2002 (inception) to September 30, 2003	10.61	(0.15)	1.46	1.31	-	-
Class Z
Period Ended March 31, 2008 (unaudited)	19.30	0.05	(2.61)	(2.56)	-	(0.74)
Year Ended September 30, 2007	17.29	0.10	2.41	2.51	(0.07)	(0.43)
Year Ended September 30, 2006	16.05	0.11	1.13	1.24	-	-
Year Ended September 30, 2005	13.94	(0.05)	2.66	2.61	-	(0.50)
May 6, 2004 (inception) to September 30, 2004	13.99	(0.04)	(0.01)	(0.05)	-	-
Class A
Period Ended March 31, 2008 (unaudited)	19.20	0.01	(2.57)	(2.56)	(0.02)	(0.74)
Year Ended September 30, 2007	17.18	0.05	2.46	2.51	(0.06)	(0.43)
May 31, 2006 (inception) to September 30, 2006	17.52	0.05	(0.39)	(0.34)	-	-

(x)	Calculated using the average share method.
(a)	Annualized for periods less than a year.
*	The total return calculation is for the period indicated and excludes any sales charges.
+	The Fund has changed its originally stated inception date of October 1, 2002 to September 30, 2002.
(b)	Portfolio turnover is calculated at the Fund level and is not annualized.
(c)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(d)	The limitation on expenses for Class Z shares occurred when the Adviser reimbursed the Fund for excise and income taxes incurred during the period. These expenses were extraordinary expenses not subject to the contractual expense limitation discussed in Note 3.
(e)	Prior disclosures were reclassified to be consistent with current presentation.
(f)	The Fund’s operating expenses, not including dividends on short positions, are contractually limited to 1.55% for Class I, 2.30% for Class C, 1.25% for Class Z and 1.55% for Class A. The ratios in these financial highlights reflect the limitation, including the dividends on short positions.
(g)	The ratio of expenses to average net assets before expense limitation and transfer agent earnings credit including non-recurring Code 860 expense were 1.81%, 2.91%, 11.66% and 4.35% for Class I, C, Z and A, respectively. See Note 6.
(h)	The ratio of expenses to average net assets before expense limitation and transfer agent earnings credit including non-recurring Code 860 expense and Code 860 related legal expenses were 2.39%, 3.53%, 31.08% and 7.27% for Class I, C, Z and A, respectively. See Note 6.

The accompanying notes are an integral part of the financial statements.

50 Financial Highlights

				Ratio of expenses to				Ratio of net investment
				average net assets(a)				income to average net assets(a)
				Before		After		Before		After
				expense		expense		expense		expense
				limitation		limitation		limitation		limitation
distributions			Net assets,	and transfer		and transfer		and transfer		and transfer
Total	Net asset		end of	agent		agent		agent		agent	Portfolio
dividends and	value, end	Total	period (in	earnings		earnings		earnings		earnings	turnover
distributions	of period	return*	thousands)	credit		credit		credit		credit	rate(b)

$(0.77)	$15.94	(13.62)%	$171,202	1.36%		1.36	%(c)	0.38%		0.38%	94.55%
(0.47)	19.26	15.05%	238,943	1.46%		1.46	%(c)	0.39%		0.39%	105.00%
-	17.19	7.50%	168,522	1.45	%(e)	1.45	%(c)	0.18	%(e)	0.18%	94.62%
(0.50)	15.99	18.69%	53,158	1.58%		1.58%		(0.53)%		(0.53)%	112.06%
(0.16)	13.92	17.42%	24,480	2.15%		1.74%		(1.03)%		(0.62)%	148.32%

-	12.00	20.00%	9,726	3.09%		1.55%		(2.20)%		(0.66)%	162.25%

(0.74)	15.29	(13.93)%	37,727	2.23%		2.23	%(c)	(0.46)%		(0.46)%	94.55%
(0.43)	18.54	14.05%	43,986	2.33%		2.32	%(c)	(0.48)%		(0.47)%	105.00%
-	16.67	6.65%	26,763	2.30	%(e)	2.30	%(c)	(0.78)	%(e)	(0.78)%	94.62%
(0.50)	15.63	17.68%	13,925	2.37%		2.32%		(1.35)%		(1.31)%	112.06%
(0.16)	13.73	16.61%	3,716	3.70%		2.49%		(2.57)%		(1.35)%	148.32%

-	11.92	12.35%	269	3.84%		2.30%		(2.99)%		(1.45)%	162.25%

(0.74)	16.00	(13.63)%	617	4.19%		1.34	%(c)	(2.25)%		0.60%	94.55%
(0.50)	19.30	14.81%	447	1.25%		1.25	%(c)	0.55%		0.55%	105.00%
-	17.29	7.73%	3,306	1.17	%(e)	1.17	%(c)	0.61	%(e)	0.61%	94.62%
(0.50)	16.05	18.96%	140	3.07%		1.33%		(2.07)%		(0.33)%	112.06%

-	13.94	(0.36)%	32	1.98%		1.76%		(0.50)%		(0.28)%	148.32%

(0.76)	15.88	(13.71)%	5,837	1.68%		1.60	%(c)	0.08%		0.16%	94.55%
(0.49)	19.20	14.94%	6,481	1.68%		1.67	%(c)	0.27%		0.26%	105.00%

-	17.18	(1.94)%	821	2.51%		1.54	%(c)	(0.01)%		0.96%	94.62%

Financial Highlights 51

Notes to Financial Statements
March 31, 2008 (unaudited)

1. Organization

The ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Income Opportunity Fund (“Income Opportunity Fund”, formerly, the ICON Covered Call Fund) and ICON Long/Short Fund (“Long/Short Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers four classes of shares, Class I, Class C, Class Z and Class A with the exception of Bond Fund, which offers three classes of shares, Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently 12 other active funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Core Equity Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Income Opportunity Fund is modest capital appreciation and to maximize realized gains. The investment objective of the Long/Short Fund is capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium- and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Income Opportunity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund engages in short

52 Notes to Financial Statements

selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on

Notes to Financial Statements 53

Notes to Financial Statements (unaudited) (continued)

the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are generally valued at 4:15 p.m. Eastern time each day the NYSE is open. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

54 Notes to Financial Statements

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. Management intends to adopt SFAS No. 157 during the fiscal year ending September 30, 2009 as required.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to purchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended March 31, 2008.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Notes to Financial Statements 55

Notes to Financial Statements (unaudited) (continued)

Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily and the related appreciation or depreciation of the contract is presented on the Statement of Assets and Liabilities. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statement of Operations. The Funds did not enter into any forward foreign currency contracts during the period ended March 31, 2008.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts

56 Notes to Financial Statements

and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended March 31, 2008.

Options Transactions

The Income Opportunity Fund writes (sells) call options as part of its normal investment activities. Each Fund may write (sell) put and call options on individual securities and on securities indexes.

When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid,

Notes to Financial Statements 57

Notes to Financial Statements (unaudited) (continued)

the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

The Income Opportunity Fund’s written options are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. Such collateral for the Fund is restricted from use. The cash collateral or borrowings from the prime broker are included on the Statement of Assets and Liabilities. The securities pledged as collateral are included on the Schedule of Investments.

As of March 31, 2008, the Equity Income Fund and the Income Opportunity Fund engaged in option transactions which are included on each Fund’s Schedule of Investments.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The cash collateral that is restricted from use is included on the Statement of Assets and Liabilities as “Deposits for short sales.” The securities pledged as collateral that are restricted from use is included on the Schedule of Investments. Dividends received on short sales are treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short may exceed the liabilities recorded on the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of March 31, 2008, the Long/Short Fund engaged in short selling. The short positions are included on the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while

58 Notes to Financial Statements

they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Securities Lending Investment Fund of Brown Brothers Harriman Trust, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The cash collateral invested by the Lending Agent is disclosed on the Schedule of Investments. The lending fees received and the Funds’ portion of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

As of March 31, 2008, the following Funds had securities with the following values on loans:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Bond Fund	$658,350	$693,693
ICON Core Equity Fund	17,214,104	17,406,171
ICON Income Opportunity Fund	8,108,961	8,197,590
ICON Long/Short Fund	27,329,275	28,166,148

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Income Opportunity Fund intend to distribute net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of

Notes to Financial Statements 59

Notes to Financial Statements (unaudited) (continued)

shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has reviewed the Funds’ tax positions for all open tax years, and concluded that adoption had no effect on the Funds’ financial position or results of operations. At March 31, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2003-2006, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

60 Notes to Financial Statements

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON”) serves as investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON receives a monthly management fee that is computed daily at an annual rate of 0.60% of average daily nets assets of the Bond Fund, 0.75% of average daily net assets of the Core Equity, Equity Income and Income Opportunity Funds, and 0.85% of average daily net assets of the Long/Short Fund.

ICON has contractually agreed to limit its investment advisory fee and/or reimburse certain of the Funds’ operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

	Class I	Class C	Class Z	Class A

ICON Bond Fund	1.00%	1.60%	0.75%	N/A
ICON Equity Income Fund	1.45%	2.20%	1.20%	1.45%
ICON Income Opportunity Fund	1.45%	2.20%	1.20%	1.45%
ICON Long/Short Fund	1.55%	2.30%	1.25%	1.55%

The Funds’ expense limitation will continue in effect until at least January 31, 2018.

To the extent ICON reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

Notes to Financial Statements 61

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2008 the following amounts were still available for recoupment by ICON based upon their potential expiration dates:

	2009	2010	2011

ICON Bond Fund	$102,270	$101,907	$93,347
ICON Equity Income Fund	6,067	13,070	19,325
ICON Income Opportunity Fund	14,230	20,262	20,996
ICON Long/Short Fund	-	-	8,368

Accounting, Custody and Transfer Agent Fees

Citi Fund Services Ohio, Inc. (“Citi”) is the Fund Accounting Agent for the Funds. For its services, the Trust pays Citi 0.03% on the first $1.75 billion of net assets, 0.0175% on net assets over $1.75 billion and up to $5 billion, and 0.01% on net assets in excess of $5 billion.

Brown Brothers Harriman (“BBH”) is the custodian of the Trust’s investments. For domestic custody services, the Trust pays BBH 0.0065% on the first $50 million of average net assets and 0.0050% on domestic assets above $50 million, plus certain transaction charges. For foreign custody services, the Trust pays BBH 0.03% on foreign assets plus certain transaction charges.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays an account fee of $13.25 per open account, $7.00 per networked account, $1.80 per closed account, plus certain other transaction and cusip charges.

Transfer agent earnings credits are credits received for interest which is a result from overnight balances used by the transfer agent, BFDS, for clearing shareholder transactions. During the period ended March 31, 2008, the Funds received transfer agent earnings credits which are included on the Statement of Operations.

Administrative Services

The Trust has entered into an administrative services agreement with ICON pursuant to which ICON oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. During the period ended March 31, 2008, the Funds’ payment for administrative services to ICON is included on the Statement of Operations.

62 Notes to Financial Statements

The administrative services agreement provides that ICON will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON in the performance of its duties.

ICON has entered into a sub-administration agreement with Citi pursuant to which Citi assists ICON with the administration and business affairs of the Trust. For its services, ICON pays Citi at an annual rate of 0.025% on the first $1.75 billion of Trust assets and 0.015% on assets above $1.75 billion.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Bond Fund Class C shareholders pay an annual 12b-1 and service fee of 0.85% of average daily net assets and Class I shareholders pay an annual 12b-1 fee of 0.25% of average daily net assets. The shareholders of the other Funds pay an annual 12b-1 and service fee of 1.00% of average daily net assets for Class C shares and an annual 12b-1 and service fee of 0.25% of average daily net assets for Class I shares and Class A shares. The total amount paid under the 12b-1 plans by the Funds is shown on the Statement of Operations.

Related Parties

Certain Officers and Directors of ICON are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 90% by the Funds and 10% by the Adviser. For the period ended March 31, 2008, the total related amounts paid by the Trust under this arrangement are included in Other Expenses on the Statements of Operations.

Some of the 12b-1 amounts received by IDI, discussed in the Distribution Fees section above, have been used to offset various shareholder servicing costs incurred by ICON. For the period ended March 31, 2008, this amount was $115,209.

Notes to Financial Statements 63

Notes to Financial Statements (unaudited) (continued)

4. Line of Credit

Each Fund may borrow money limited to 33 1/3% of the Fund’s total assets. To facilitate this, the Funds have entered into Lines of Credit agreements with BBH and the prime broker. The maximum borrowing is limited to the lesser of $50 million or 25% of the net asset value in the Fund subject to a maximum borrowing limit by the Trust of $150 million. Effective January 30, 2008, interest on domestic borrowings with BBH is charged at LIBOR plus 1.50%, which was 4.20% at March 31, 2008. Interest on domestic borrowings with the prime broker is charged at the Fed Funds rate plus 50 basis points, which was 3.50% at March 31, 2008. The average interest rate charged for the period ended March 31, 2008, was 4.82%.

Average Borrowing
(10/1/07-3/31/08)

ICON Bond Fund	$1,511,273
ICON Core Equity Fund	579,561
ICON Equity Income Fund	247,264
ICON Income Opportunity Fund**	647,729
ICON Long/Short Fund**	907,888

**Fund had outstanding borrowings as of March 31, 2008.

5. Options Contracts Written

The number of option contracts written and the premiums received by the Income Opportunity Fund during the period ended March 31, 2008, were as follows:

	Number of	Premiums
	Contracts	Received

Options outstanding, beginning of period	527	$2,000,804
Options written during period	10,689	43,627,210
Options expired during period	—	—
Options closed during period	(10,616)	(42,630,024)
Options exercised during period	—	—

Options outstanding, end of period	600	$2,997,990

6. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals

64 Notes to Financial Statements

of wash losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals. The accumulated losses noted represent net capital loss carryforwards as of September 30, 2007 that may be available to offset future realized capital gains and thereby reduce future taxable income distributions. The ICON Bond Fund has a capital loss carryforward of $1,454,386, which expires in 2015.

For the year ended September 30, 2007 the ICON Bond Fund also elected to defer post October losses of $158,250.

As of March 31, 2008, book cost for financial reporting purposes is substantially the same for federal income tax purposes and differs from fair value by net unrealized appreciation / (depreciation) of securities as follows:

		Unrealized	Unrealized	Net Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Bond Fund	$121,474,401	$2,288,547	$(1,451,115)	$837,432
ICON Core Equity Fund	153,917,749	14,064,267	(7,396,437)	6,667,830
ICON Equity Income Fund	109,559,402	8,635,715	(4,693,581)	3,942,134
ICON Income Opportunity Fund	95,204,916	(3,024,388)	(3,841,601)	(6,865,989)
ICON Long/Short Fund	225,533,856	16,439,487	(11,517,461)	4,922,026

Due to a potential late dividend declaration for the year ended September 30, 2006 requiring a Code Section 860 deficiency dividend, the Equity Income Fund may be required to pay penalties and interest estimated to be $1,286,218. Additionally, the sub-administrator has incurred legal expenses on behalf of the Equity Income Fund related to this matter of $198,687. The Equity Income Fund has been fully indemnified by the Sub-Administrator of the Fund for any amounts related to this matter that may be paid. This estimated Code Section 860 liability, Code 860 related legal expenses and the offsetting indemnification receivable have been included on the Statement of Assets and Liabilities and the Code 860 expense, Code 860 related legal expenses and the offsetting reimbursement have been included on the Statement of Operations.

Notes to Financial Statements 65

Six-Month Hypothetical Expense Example
March 31, 2008 (unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transactions fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period (10/1/07 - 3/31/08).

Actual Expenses

The first set of lines in the table for each Fund provide information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines in the table for each Fund provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only

66 Expense Example

and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/07	3/31/08	10/1/07 - 3/31/08*	10/1/07 - 3/31/08

ICON Bond Fund
Class I
Actual Expenses	$1,000.00	$1,036.60	$5.09	1.00%
Hypothetical Example (5% return before expenses)	1,000.00	1,020.00	5.05
Class C
Actual Expenses	1,000.00	1,032.40	8.13	1.60%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.00	8.07
Class Z
Actual Expenses	1,000.00	1,040.30	3.93	0.77%
Hypothetical Example (5% return before expenses)	1,000.00	1,021.15	3.89
ICON Core Equity Fund
Class I
Actual Expenses	1,000.00	867.90	6.07	1.30%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.50	6.56
Class C
Actual Expenses	1,000.00	863.70	9.74	2.09%
Hypothetical Example (5% return before expenses)	1,000.00	1,014.55	10.53
Class Z
Actual Expenses	1,000.00	865.20	8.44	1.81%
Hypothetical Example (5% return before expenses)	1,000.00	1,015.95	9.12
Class A
Actual Expenses	1,000.00	862.50	11.59	2.49%
Hypothetical Example (5% return before expenses)	1,000.00	1,012.55	12.53
ICON Equity Income Fund
Class I
Actual Expenses	1,000.00	884.90	5.98	1.27%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.65	6.41
Class C
Actual Expenses	1,000.00	880.70	10.34	2.20%
Hypothetical Example (5% return before expenses)	1,000.00	1,014.01	11.08
Class Z
Actual Expenses	1,000.00	885.10	5.66	1.20%
Hypothetical Example (5% return before expenses)	1,000.00	1,019.00	6.06

Expense Example 67

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/07	3/31/08	10/1/07 - 3/31/08*	10/1/07 - 3/31/08

Class A
Actual Expenses	$1,000.00	$884.00	$6.83	1.45%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.75	7.32
ICON Income Opportunity Fund
Class I
Actual Expenses	1,000.00	954.30	7.04	1.44%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.80	7.26
Class C
Actual Expenses	1,000.00	950.50	10.83	2.22%
Hypothetical Example (5% return before expenses)	1,000.00	1,013.90	11.18
Class Z
Actual Expenses	1,000.00	955.70	5.96	1.22%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.90	6.16
Class A
Actual Expenses	1,000.00	954.20	7.18	1.47%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.65	7.42
ICON Long/Short Fund
Class I
Actual Expenses	1,000.00	863.80	6.34	1.36%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.20	6.86
Class C
Actual Expenses	1,000.00	860.70	10.37	2.23%
Hypothetical Example (5% return before expenses)	1,000.00	1,013.85	11.23
Class Z
Actual Expenses	1,000.00	863.70	6.24	1.34%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.30	6.76
Class A
Actual Expenses	1,000.00	862.90	7.45	1.60%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.00	8.07

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

68 Expense Example

Other Information (unaudited)

Portfolio Holdings

A list of each ICON Fund’s Top 10 holdings is available at www.iconadvisers.com on or about 15 days following each month-end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconadvisers.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconadvisers.com or on the SEC’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconadvisers.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor.

Other Information 69

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For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconadvisers.com

By E-Mail	info@iconadvisers.com

1-800-764-0442
www.iconadvisers.com
SAR-DIV (3/08)

2008 Semiannual Report
ICON International Funds
Investment Update

March 31, 2008
(Unaudited)

ICON Asia-Pacific Region Fund
ICON Europe Fund
ICON International Equity Fund

About This Report (Unaudited)	2

Message from ICON Funds (Unaudited)	4

Schedules of Investments (Unaudited)	8
ICON Asia-Pacific Region Fund	8
ICON Europe Fund	13
ICON International Equity Fund	17

Financial Statements (Unaudited)	23

Financial Highlights (Unaudited)	30

Notes to Financial Statements (Unaudited)	34

Six-Month Hypothetical Expense Example (Unaudited)	46

Other Information (Unaudited)	49

About This Report (unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions, tax return of capital, and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Adviser may have reimbursed certain fees or expenses of some of the Funds. If not for these reimbursements, performance would have been lower. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, results would have been lower.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconadvisers.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s views, opinions, and portfolio holdings as of March 31, 2008, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

Opinions and forecasts regarding industries, companies and/or themes, and portfolio composition and holdings are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security, industry or sector. Each Fund’s holdings as of March 31, 2008 are included in each Fund’s Schedule of Investments.

While ICON’s quantitative investment methodology primarily considers company-specific factors beyond financial data, various company factors may impact a stock’s performance, and therefore, Fund performance. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general,

2 About This Report

there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment in a region fund may involve greater risk and volatility than a diversified fund. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and international securities within ICON’s system as compared to the current market price of those securities.

This Report contains statements regarding industry or sector themes, new market themes, investment outlook, relative strength, value-to-price ratios, and investment team expectations, beliefs, goals and the like that are based on current expectations, recent individual stock performance relative to current market prices, estimates of company values and other information supplied to the market by the companies we follow. Words such as “expects,” “suggests,” “anticipates,” “targets,” “goals,” “value,” “intrinsic value,” “indicates,” “believes,” “considers,” “estimates,” variations of such words and similar expressions are intended to identify forward-looking statements, which are not statements of historical fact. Forward-looking statements are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to assess. These risks and uncertainties are based on a number of important factors, including, among others: stock price fluctuations; the integrity and accuracy of historical and projected financial and other information supplied by companies to the public; interest rates; future earnings growth rates; the risks noted in this Report, and other factors beyond the control of our investment team. Therefore; actual outcome may differ materially from what is expressed in such forward-looking statements.

The prospectus and statement of additional information contains this and other information about the Funds and are available by visiting www.iconadvisers.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

About This Report 3

Message From ICON Funds (unaudited)

Dear ICON Shareholder:

March 31, 2008 concluded the first six months of the ICON Funds’ fiscal year. Generally, along with domestic stock prices, international stock prices drifted lower over that period, giving back some of the gains of the previous five years. We were surprised that the downward drift continued into the first three months of 2008, as many of the conditions we believe are typical of buying opportunities existed last fall.

International stocks dropped in August 2007 and again in November 2007, just as they did in the United States. Some international institutions had sub-prime mortgage exposure, but more importantly, we believe international investors were concerned that the U.S. economy would slow. Whether correct or not, investors viewed the U.S. economy as the engine that drives global growth. Therefore, international investors focused their attention on U.S. policy to deal with the sub-prime situation and the slowing economy.

At the lows on August 16, 2007 and November 22, 2007, we measured international stock prices to be about 26% and 27% below our estimates of intrinsic value, respectively. Long-term interest rates were dropping, financial news was negative, concerns over the U.S. economy grew, and although foreign central banks were not aggressively easing monetary policy, the U.S. Federal Reserve (Fed) took the lead and began to ease. In our experience, these conditions suggest stock prices could likely rise rather than fall.

When the Fed eases, it injects reserves into the U.S. banking system so banks can make more loans, which creates money as defined by M1. Historically, growth in M1 has stimulated the economy and typically prevented a recession or promoted a quick recovery.

In the past, stock investors have not waited to see economic growth after the Fed eases. Instead, they’ve typically responded to the increase in M1 and anticipated economic growth by six to nine months. These periods have historically been viewed favorably by investors. Something unusual happened this time. The Fed injected reserves, but banks did not increase their lending, and M1 did not grow. Apparently, international investors saw this and delayed their buying until they saw signs of growth in M1, again, with their focus on the U.S. economy as a global engine.

In March, the Fed implemented some innovative steps designed to enable banks to increase their lending. It appears international investors are encouraged by these steps, as stock prices have moved higher off the March 17, 2008 low, but only time will tell whether the Fed’s steps increase bank lending.

4 Message From ICON Funds

Staying with Our Discipline

We consistently apply our valuation approach with the belief that over the long run, stock prices try to keep up with our estimation of value. There are periods, however, when investors worry about events around them, and stock prices behave independent of value. We believe we have just come through one of those times given the concerns about the economy, sub-prime mortgage problems, and the lack of growth in M1.

At ICON, we ride through these difficult times because we see the data that goes into valuation such as earnings and interest rates. We are pleased with the quality of the companies we own. We believe that in time, prices will move up to value. Other investors may depend on news headlines and public conjecture, which makes it less attractive to stay invested through times when the market drifts lower.

We believe investors may miss sudden market rallies because in our experience, stock prices lead the economy (and news) by six to nine months. Stock prices often rally while the economy (and news) continues to deteriorate. By looking at the news and economic data, it is difficult to identify a market bottom. We rely on valuation, which sometimes means being invested during pre-rally turbulence.

The market low on March 17, 2008 was accompanied by many of the characteristics our research indicates are typical of bottoms and buying opportunities. Weak investor confidence was one of those characteristics. We believe investor confidence is a lagging variable. Many investors hope confidence returns so a rally can begin, but we think they have the relationship backwards. Confidence lags stock prices and improves after stock prices move higher.

An equity trader on the floor of the U.S. stock exchange was interviewed on TV recently, and he was worried about the U.S. economy. He said he would like to see the employment situation improve. According to our research, employment is the piece of data that lags the most. If the normal relationship holds true, the market may rally long before employment improves.

ICON International Equity Fund

I am pleased to announce that the ICON International Equity Fund not only weathered difficult markets, but outperformed every one of its peers in 2007.

The ICON International Equity Fund has been awarded 2007 Lipper Performance Achievement Certificates as the best-performing fund among 61 International Small/Mid-Cap Core funds for the one-year period ending

Message From ICON Funds 5

December 31, 2007 and as the best-performing fund among 43 International Small/Mid-Cap Core funds for the five-year period ending December 31, 2007 as classified by Lipper.

The Fund’s historical performance shows that ICON’s value-based, bottom-up industry rotation system was successful at identifying and capturing industry leadership internationally over a multiple-year timeframe, and we are honored to have that achievement recognized by Lipper.

Although Lipper classifies the Fund in the International Small/Mid-Cap Core category, ICON manages it and all the ICON Funds with a multi-cap approach and no constraints regarding market capitalization.

Research on Industry Selection

An article in the New York Times on April 6, 2008 referred to research and a working paper by Busse & Tong of Emory University. From 1980–2006, the researchers studied whether investment managers were better at industry selection or stock selection. The article states, “The researchers found that industry bets were responsible for about half the margin by which the average fund beat or lagged behind the market. Stock selection was responsible for the other half.” The article also reports that researchers “found that an adviser with good industry-selection ability was a good bet to continue his winning ways. By contrast, an adviser with good individual stock-selection ability was far less likely to repeat the feat.”

At ICON, we believe markets have themes, meaning that certain industries typically lead for one to two years. I created the ICON system in the early and mid-1980s to capture industry leadership. It is gratifying to see third party research that supports our system.

Thank you for the opportunity to guide your investments. We appreciate your commitment to the ICON International Funds.

Yours truly,

Craig T. Callahan, DBA
Chairman of the Board of Trustees and President of the Adviser

Past performance is no guarantee of future results. The awards for the ICON International Equity Fund are for the Fund’s Class Z shares, which are available only to institutional investors and employees of ICON Advisers, Inc. Performance for the Fund’s other share classes will vary due to differences in charges and expenses. A Lipper Certificate does not ensure

6 Message From ICON Funds

positive fund performance. LIPPER and the LIPPER Corporate Marks are proprietary trademarks of Lipper, a Reuters Company.

Lipper Inc. ranked ICON International Equity Fund, Class Z #1 of 61, #6 of 52, #1 of 43, and #16 of 22 International Small/Mid-Cap Core funds, based on cumulative total returns for the 1-, 3-, 5-, and 10-year periods ended 12/31/07. Lipper Inc. ranked ICON International Equity Fund, Class I #2 of 61 and #7 of 52 International Small/Mid-Cap Core funds, based on cumulative total returns for the 1- and 3-year periods ended 12/31/07. Lipper Inc. ranked ICON International Equity Fund, Class A #3 of 61 International Small/Mid-Cap Core funds, based on cumulative total returns for the 1-year period ended 12/31/07. Lipper Inc. ranked ICON International Equity Fund, Class C #4 of 61 and #8 of 52 International Small/Mid-Cap Core funds, based on cumulative total returns for the 1- and 3-year periods ended 12/31/07.

M1 is one measure of the money supply that approximates cash used by consumers and companies, including currency in public circulation, credit union share account balances, NOW account balances, automatic transfer account balances, demand deposits, and traveler’s checks.

Message From ICON Funds 7

ICON Asia-Pacific Region Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (96.1%)
270,000	Asiatic Development Bhd.	$713,761
13,000	Astellas Pharma, Inc.	510,657
690,000	AU Optronics Corp.	1,191,872
445,000	Bangkok Bank Public Co., Ltd.	1,917,318
133,000	Bank of East Asia, Ltd.	670,765
1,072,000	Beauty China Holdings, Ltd.	599,902
202,000	BOC Hong Kong Holdings, Ltd.	490,837
13,900	Cheil Industries, Inc.	677,686
52,000	Cheung Kong Holdings, Ltd.	748,661
1,051,000	Chi Mei Optoelectronics Corp.	1,391,321
1,086,000	China Agri-Industries Holdings, Ltd.(a)	661,890
3,018,000	China Construction Bank Corp. Class H	2,279,739
431,000	China Cosco Holdings Co., Ltd.	1,062,264
88,000	China Merchants Holdings International Co., Ltd.	421,923
296,000	China Mobile, Ltd.	4,447,457
258,000	China National Building Material Co., Ltd. - Class H	617,771
582,000	China Oilfield Services, Ltd.	967,946
1,208,000	China Petroleum & Chemical Corp.	1,045,023
671,450	China Steel Corp.	1,068,445
508,090	Chunghwa Telecom Co., Ltd.	1,341,690
1,244,000	CNOOC, Ltd.	1,832,722
23,100	Credit Saison Co., Ltd.	648,333
68,000	Daiichi Sankyo Co., Ltd.	2,017,718
8,600	Daum Communications Corp.(a)	645,635
108,000	DBS Group Holdings, Ltd.	1,422,543
185	DeNA Co., Ltd.	1,171,385
66,600	Denso Corp.	2,171,632
125,200	Digi.com Bhd.	958,007
18,700	Dongbu Insurance Co., Ltd.(a)	722,085
105	East Japan Railway Co.	875,726
4,150	Educomp Solutions, Ltd.	396,928
94,900	Energy Resources of Australia, Ltd.	1,713,821
164,000	Esprit Holdings Ltd.	1,990,092
450,000	Eternal Chemical Co., Ltd.	526,764
33,600	FamilyMart Co., Ltd.	1,218,887
382,000	Fubon Financial Holding Co., Ltd.	434,909
14,500	FUJIFILM Holdings Corp.	518,375
2,816,000	Global Bio-chem Technology Group Co., Ltd.	1,086,192
191,000	Hang Lung Properties, Ltd.	685,856
32,000	Hang Seng Bank, Ltd.	583,448

8 Schedule of Investments

Shares or Principal Amount		Value

316,000	Hengan International Group Co., Ltd.	$1,089,502
45,000	High Tech Computer Corp.	1,016,809
297,618	Hon Hai Precision Industry Co., Ltd.	1,713,926
45,500	Honda Motor Co., Ltd.	1,314,518
5,500	Hyundai Heavy Industries Co., Ltd.	2,070,005
12,500	Hyundai Motor Co., Ltd.	998,488
8,600	Incitec Pivot, Ltd.	1,111,681
35,880	Industrial Bank of Korea	531,822
82,000	Jardine Cycle & Carriage, Ltd.	1,174,231
7,200	Jindal Steel & Power, Ltd.	374,688
105,000	Kansai Electric Power Co., Inc.(b)	2,627,600
100,000	Keppel Corp., Ltd.	728,143
1,730,000	KNM Group Bhd.	2,879,910
36,600	Kobayashi Pharmaceutical Co., Ltd.	1,418,903
55,400	Kyushu Electric Power Co., Inc.	1,359,622
13,800	LG Electronics, Inc.	1,773,993
592,000	Li & Fung, Ltd.	2,217,587
676,000	Li Ning Co., Ltd.	1,924,383
11,600	Macquarie Group, Ltd.(b)*	559,836
56,000	Matsushita Electric Industrial Co., Ltd.	1,217,517
122,800	Meritz Fire & Marine Insurance Co., Ltd.	1,123,314
22,300	Millea Holdings, Inc.	829,923
3,900	Mirae Asset Securities Co., Ltd.(a)	550,755
72,900	Mitsubishi Corp.	2,230,898
324,900	Mitsubishi UFJ Financial Group, Inc.	2,842,739
110,450	Mitsui & Co., Ltd.	2,266,957
52,600	National Australia Bank, Ltd.	1,454,366
2,800	Nintendo Co., Ltd.	1,465,267
221	Nippon Telegraph & Telephone Corp.	957,476
162,000	Nippon Yusen Kabushiki Kaisha(b)	1,536,353
7,500	Nitori Co., Ltd.	426,108
614	NTT DoCoMo, Inc.	936,364
70,800	OneSteel, Ltd.	414,445
265,000	Osaka Gas Co., Ltd.	1,064,675
8,840,000	Petron Corp.	1,209,376
1,349,000	PT Bumi Resources Tbk	918,466
151,000	PTT Exploration & Production Public Co., Ltd.	728,579
1,937,000	Raffles Education Corp., Ltd.	1,462,940
491,000	Raffles Medical Group, Ltd.	445,740
300	Resona Holdings, Inc.	503,410
3,000	Samsung Electronics Co., Ltd.	1,897,536
15,000	Shinhan Financial Group, Ltd.	792,635
62,000	Shionogi & Co., Ltd.	1,066,476
554,000	Siam Commericial Bank Public Co., Ltd.	1,601,460
191,000	Singapore Petroleum Co., Ltd.	945,054
530,000	Singapore Technologies Engineering, Ltd.	1,311,340
471,000	Singapore Telecommunications, Ltd.	1,348,540

Schedule of Investments 9

Shares or Principal Amount		Value

1,446,000	Sinofert Holdings, Ltd.	$1,348,454
1,745,000	SinoPac Financial Holdings Co., Ltd.	831,206
45,700	Sony Corp.	1,838,499
29,000	Square Enix Co., Ltd.	1,017,757
541,600	Star Publications Malaysia Bhd.	580,481
358	Sumitomo Mitsui Financial Group, Inc.	2,378,605
45,000	Suruga Bank, Ltd.	572,803
34,000	Suzuken Co., Ltd.	1,403,281
708,361	Taiwan Mobile Co., Ltd.	1,363,329
27,100	Terumo Corp.	1,426,705
1,656,000	Thanachart Capital Public Co., Ltd.	818,633
79,000	The Gunma Bank, Ltd.	569,470
100,000	The Hiroshima Bank, Ltd.	486,748
135,000	The Wharf Holdings, Ltd.	641,906
40,000	Tokai Rika Co., Ltd.	1,051,121
140,000	Tokyo Gas Co., Ltd.(b)	570,722
83,700	Toyota Motor Corp.(b)	4,230,027
72,200	Transpacific Industries Group, Ltd.(b)	583,381
633,000	Tung Ho Steel Enterprise Corp.	1,195,718
143,000	United Overseas Bank, Ltd.	2,001,482
2,723,886	WCT Engineering Bhd.	3,283,516
104	West Japan Railway Co.	460,629
970	Works Applications Co., Ltd.	1,430,008
11,000	Yamada Denki Co., Ltd.	959,252
620,000	Yanzhou Coal Mining Co., Ltd.	881,609

Total Common Stocks (Cost $134,371,019)		136,807,684

Rights (0.0%)

544,777	WCT Engineering Bhd. Rights	0

Total Rights (Cost $0)		0

Short-Term Investments (1.7%)
$2,465,483	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.63%, 04/01/08#*	2,465,483

Total Short-Term Investments (Cost $2,465,483)		2,465,483

Other Securities (6.9%)
9,853,250	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%*	9,853,250

Total Other Securities (Cost $9,853,250)		9,853,250
Total Investments 104.7% (Cost $146,689,752)		149,126,417
Liabilities Less Other Assets (4.7)%		(6,712,976)

Net Assets 100.0%		$142,413,441

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2008.

*	All securities were fair valued (Note 2) as of March 31, 2008 unless noted with a *. Total value of securities fair valued was $136,247,848.

10 Schedule of Investments

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.

Schedule of Investments 11

ICON Asia–Pacific Region Fund
Country Composition
March 31, 2008
(unaudited)

Japan	36.1%
Hong Kong	13.0%
Taiwan	8.5%
South Korea	8.3%
Singapore	7.6%
Malaysia	5.9%
Australia	4.1%
China	4.1%
Thailand	3.6%
Cayman Islands	1.8%
Bermuda	1.0%
Philippines	0.9%
Indonesia	0.7%
India	0.5%

Percentages are based upon net assets.

ICON Asia–Pacific Region Fund
Sector Composition
March 31, 2008
(unaudited)

Financial	21.0%
Consumer Discretionary	17.6%
Telecommunication & Utilities	11.9%
Industrials	11.8%
Energy	9.1%
Information Technology	8.6%
Health Care	5.8%
Leisure & Consumer Staples	5.7%
Materials	4.6%

Percentages are based upon net assets.

12 Schedule of Investments

ICON Asia–Pacific Region Fund
Industry Composition
March 31, 2008
(unaudited)

Diversified Banks	13.9%
Wireless Telecommunication Services	5.5%
Automobile Manufacturers	4.6%
Consumer Electronics	3.4%
Trading Companies & Distributors	3.2%
Electric Utilities	2.8%
Integrated Telecommunication Services	2.5%
Pharmaceuticals	2.5%
Coal & Consumable Fuels	2.4%
Distributors	2.4%
Construction & Engineering	2.3%
Auto Parts & Equipment	2.2%
Electronic Equipment Manufacturers	2.2%
Steel	2.1%
Oil & Gas Equipment & Services	2.0%
Property & Casualty Insurance	1.9%
Marine	1.8%
Oil & Gas Exploration & Production	1.8%
Agricultural Products	1.8%
Home Entertainment Software	1.7%
Fertilizers & Agricultural Chemicals	1.7%
Oil & Gas Refining & Marketing	1.5%
Regional Banks	1.5%
Real Estate Management & Development	1.5%
Construction & Farm Machinery & Heavy Trucks	1.5%
Apparel Retail	1.4%
Leisure Products	1.4%
Semiconductors	1.3%
Education Services	1.3%
Electronic Manufacturing Services	1.2%
Personal Products	1.2%
Gas Utilities	1.1%
Consumer Finance	1.1%
Application Software	1.0%
Health Care Equipment	1.0%
Health Care Supplies	1.0%
Health Care Distributors	1.0%
Railroads	0.9%
Aerospace & Defense	0.9%
Food Retail	0.9%
Internet Retail	0.8%
Integrated Oil & Gas	0.7%
Computer Hardware	0.7%
Oil & Gas Drilling	0.7%
Computer & Electronics Retail	0.7%
Industrial Conglomerates	0.5%
Apparel Accessories & Luxury Goods	0.5%
Internet Software & Services	0.5%
Construction Materials	0.4%
Environmental & Facilities Services	0.4%
Publishing	0.4%
Investment Banking & Brokerage	0.4%
Asset Management & Custody Banks	0.4%
Commodity Chemicals	0.4%
Health Care Facilities	0.3%
Other Diversified Financial Services	0.3%
Home Furnishing Retail	0.3%
Marine Ports & Services	0.3%

Percentages are based upon net assets.

Schedule of Investments 13

ICON Europe Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.9%)
55	A P Moller - Maersk A/S - Class B	$617,185
107,500	ABB, Ltd.	2,897,942
32,800	Adidas AG	2,168,689
6,200	Air Liquide S.A.	945,443
7,720	Allianz AG	1,530,027
4,200	Alstom	909,743
15,900	Arcelormittal – Class A*	1,302,180
160,500	Aviva PLC	1,967,714
147,900	BAE Systems PLC	1,426,007
49,300	Banco Bilbao Vizcaya Argentaria S.A.	1,084,021
42,200	Banco Popular Espanol S.A.	764,925
114,600	Banco Santander Central Hispano S.A.	2,282,852
133,700	Barclays PLC	1,206,053
11,200	Beiersdorf AG	938,412
74,600	BHP Billiton PLC	2,196,984
11,800	Bilfinger Berger AG	1,013,202
6,400	BIM Birlesik Magazalar A.S	507,517
13,300	BNP Paribas	1,340,947
324,000	BP PLC	3,282,255
8,300	Cargotec Corp. – Class B	408,739
115,900	Cattles PLC	532,665
19,600	CEZ A.S.	1,502,912
37,700	Coca-Cola Hellenic Bottling Co. S.A.	1,760,722
31,000	CRH PLC	1,176,261
19,100	Daimler AG(a)(b)	1,634,867
5,600	Danisco A/S	410,095
43,500	Deutsche Post AG	1,330,458
13,300	E.ON AG	2,480,351
131,900	Enel S.p.A.	1,400,596
46,500	Finmeccanica S.p.A.	1,583,175
11,400	Fondiaria - Sai S.p.A.	472,567
48,100	Fortis	1,208,507
71,900	France Telecom S.A.	2,415,290
21,600	Fresenius Medical Care AG & Co. KGA	1,085,199
12,200	Fresenius SE	1,023,986
34,200	Fugro N.V.	2,657,808
58,500	Gerry Weber International AG	2,061,561
34,100	Getinge AB - Class B	886,039
256,000	Hera S.P.A.	1,034,508
199,400	HSBC Holdings PLC	3,284,489
61,700	IAWS Group PLC	1,444,043
9,265	Imerys S.A.	848,876
7,600	InBev N.V.	667,077
187,100	Inchcape PLC	1,493,596
38,400	ING Groep N.V.	1,435,469
26,200	Irish Life & Permanent PLC	511,089
12,800	KBC Groep N.V.	1,660,023
11,400	KCI Konecranes Oyj	439,600
79,840	Koninklijke Ahold N.V.(a)	1,185,093
28,900	Koninklijke BAM Groep N.V.	683,889
11,000	Krones AG	905,639
7,830	Lafarge S.A.	1,360,458
8,900	Linde AG	1,253,639
96,700	Lloyds TSB Group PLC	863,857
10,800	Lonza Group AG	1,433,070
146,675	Man Group PLC	1,614,379
5,600	Merck KGA(a)(b)	695,207
6,300	Muenchener Rueckversicherungs-Gesellschaft AG	1,235,610
32,300	National Bank of Greece S.A.	1,700,349

14 Schedule of Investments

Shares or Principal Amount		Value

45,200	National Grid PLC	$624,544
10,950	Nestle S.A.	5,474,379
13,200	Novartis AG	677,482
7,700	Novo Nordisk A/S - Class B	529,944
21,900	Nutreco Holding N.V.	1,682,166
10,700	Oriflame Cosmetics S.A.	711,524
17,100	Outokumpu Oyj(a)(b)	778,440
8,950	Porsche AG	1,640,928
33,100	Prosegur Compania de Seguridad S.A.	1,389,880
56,800	Prudential PLC	749,857
10,100	Raiffeisen International Bank Holding AG	1,377,745
81,610	Rexam PLC	691,040
15,630	Roche Holding AG	2,946,378
38,400	Royal Dutch Shell PLC - Class A	1,324,265
11,900	RWE AG	1,469,750
45,100	Saipem S.p.A.	1,828,155
8,000	Salzgitter AG	1,402,447
35,000	SAP AG	1,734,377
86,700	Savills PLC	606,478
77,800	Seadrill, Ltd.(a)	2,096,612
27,500	SGL Carbon AG(a)	1,749,523
13,000	Siemens AG	1,420,823
17,000	Smit International N.V.	1,732,390
23,900	SSAB Svenskt Stal AB - Series A(a)(b)	673,335
16,800	Swiss Re(a)(b)	1,468,832
6,420	Syngenta AG	1,875,946
72,300	Telefonica S.A.	2,077,138
42,100	Temenos Group AG(a)(b)	1,103,489
172,300	Tesco PLC	1,298,394
26,900	TGS Nopec Geophysical Co. ASA(a)	392,040
38,100	Total S.A.	2,822,344
87,400	Turkcell Iletisim Hizmetleri A.S	724,447
48,600	Unilever N.V.	1,635,897
47,900	United Internet AG	1,039,178
15,000	Vedanta Resources PLC	625,016
12,000	Vestas Wind Systems A/S(a)	1,321,084
5,900	Vienna Insurance Group	452,154
50,100	Vimpel-Communications - ADR*	1,497,489
18,200	Vivendi Universal	711,849
601,600	Vodafone Group PLC	1,787,989
8,350	Wimm-Bill-Dann Foods OJSC - ADR*	855,708
17,300	Yara International ASA	1,006,530
28,700	YIT Oyj	815,479
4,750	Zurich Financial Services AG(a)(b)	1,497,542

Total Common Stocks (Cost $132,149,441)		140,484,863

Other Securities (4.1%)
5,825,490	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%*	5,825,490

Total Other Securities (Cost $5,825,490)		5,825,490
Total Investments 104.0% (Cost $137,974,931)		146,310,353
Liabilities Less Other Assets (4.0%)		(5,685,505)

Net Assets 100.0%		$140,624,848

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2008.

*	All securities were fair valued (Note 2) as of March 31, 2008 unless noted with a *. Total value of securities fair valued was $136,829,486.

ADR  American Depositary Receipt

Schedule of Investments 15

ICON Europe Fund
Country Composition
March 31, 2008
(unaudited)

Germany	21.5%
United Kingdom	18.4%
Switzerland	13.9%
Netherlands	8.9%
France	8.1%
Spain	5.4%
Italy	4.5%
Belgium	2.5%
Greece	2.5%
Ireland	2.2%
Denmark	2.1%
Finland	1.7%
Russia	1.7%
Sweden	1.6%
Bermuda	1.5%
Austria	1.3%
Czech Republic	1.1%
Norway	1.0%

Percentages are based upon net assets.

ICON Europe Fund
Sector Composition
March 31, 2008
(unaudited)

Financial	22.0%
Industrials	14.5%
Leisure & Consumer Staples	13.8%
Telecommunication & Utilities	12.1%
Materials	11.5%
Energy	10.2%
Health Care	6.6%
Consumer Discretionary	6.5%
Information Technology	2.7%

Percentages are based upon net assets.

16 Schedule of Investments

ICON Europe Fund
Industry Composition
March 31, 2008
(unaudited)

Diversified Banks	11.1%
Packaged Foods & Meats	6.7%
Integrated Oil & Gas	5.2%
Multi-Line Insurance	3.9%
Electric Utilities	3.9%
Heavy Electrical Equipment	3.7%
Oil & Gas Equipment & Services	3.5%
Pharmaceuticals	3.5%
Integrated Telecommunication Services	3.2%
Apparel Accessories & Luxury Goods	3.0%
Steel	3.0%
Wireless Telecommunication Services	2.9%
Construction Materials	2.4%
Automobile Manufacturers	2.4%
Other Diversified Financial Services	2.3%
Multi-Utilities	2.1%
Aerospace & Defense	2.1%
Food Retail	2.1%
Fertilizers & Agricultural Chemicals	2.0%
Diversified Metals & Mining	2.0%
Reinsurance	1.9%
Construction & Engineering	1.8%
Industrial Gases	1.6%
Health Care Services	1.5%
Oil & Gas Drilling	1.5%
Agricultural Products	1.5%
Soft Drinks	1.3%
Industrial Machinery	1.2%
Electrical Components & Equipment	1.2%
Application Software	1.2%
Marine Ports & Services	1.2%
Personal Products	1.2%
Asset Management & Custody Banks	1.2%
Distributors	1.1%
Life Sciences Tools & Services	1.0%
Industrial Conglomerates	1.0%
Diversified Commercial & Professional Services	1.0%
Air Freight & Logistics	0.9%
Life & Health Insurance	0.9%
Systems Software	0.8%
Internet Software & Services	0.7%
Health Care Equipment	0.6%
Movies & Entertainment	0.5%
Metal & Glass Containers	0.5%
Brewers	0.5%
Marine	0.4%
Consumer Finance	0.4%
Property & Casualty Insurance	0.3%

Percentages are based upon net assets.

Schedule of Investments 17

ICON International Equity Fund
Schedule of Investments
March 31, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (99.4%)
152,200	ABB, Ltd.	$4,102,947
32,000	Adidas AG	2,115,795
12,000	Air Liquide S.A.	1,829,889
1,689,700	America Movil S.A.B. de C.V.*	5,380,887
21,600	Atwood Oceanics, Inc.(a)*	1,981,152
1,256,000	AU Optronics Corp.	2,169,553
211,700	Aviva PLC	2,595,421
130,000	BAE Systems PLC	1,253,420
50,000	Banco Bradesco S.A.*	1,389,681
87,300	Banco Itau Holding Financeira S.A.*	1,990,380
71,000	Banco Popular Espanol S.A.	1,286,959
130,300	Banco Santander Central Hispano S.A.	2,595,599
17,600	Bank of Nova Scotia*	798,363
160,400	Barclays PLC	1,446,902
21,500	Beiersdorf AG	1,801,417
117,500	BHP Billiton PLC	3,460,397
20,000	Bilfinger Berger AG	1,717,291
12,300	BNP Paribas	1,240,124
272,600	Bombardier, Inc., Class B*	1,453,052
295,700	BP PLC	2,995,564
309,900	Brasil Telecom Participacoes S.A.*	4,061,916
32,600	Canadian National Railway Co.*	1,581,078
628,000	Cemex S.A.B de C.V.*	1,645,814
25,300	CEZ A.S	1,939,983
1,692,000	China Agri-Industries Holdings, Ltd.(a)	1,031,233
1,503,000	China Construction Bank Corp. - Class H	1,135,337
661,000	China Cosco Holdings Co., Ltd.	1,629,134
287,000	China Mobile, Ltd.	4,312,230
420,000	China National Building Material Co., Ltd. - Class H	1,005,674
876,000	China Oilfield Services, Ltd.	1,456,909
1,572,000	China Petroleum & Chemical Corp.	1,359,914
792,460	China Steel Corp.	1,261,002
1,558,000	CNOOC, Ltd.	2,295,323
50,700	Coca-Cola Hellenic Bottling Co. S.A.	2,367,868
79,200	Companhia de Saneamento Basico do Estado de Sao Paulo*	1,761,906
164,600	Companhia Vale do Rio Doce - Class A*	4,749,376
622,000	Controladora Comercial Mexicana S.A. de C.V.*	1,753,413
30,200	Daimler AG(a)(b)	2,584,974
58,300	Denso Corp.	1,900,993
35,600	Deutsche Post AG	1,088,834
18,200	E.ON AG	3,394,165
183,000	Enel S.p.A.	1,943,207

18 Schedule of Investments

Shares or Principal Amount		Value

91,800	Energy Resources of Australia, Ltd.	$1,657,838
58,600	Finmeccanica S.p.A.	1,995,142
365,000	FirstRand, Ltd.	722,040
52,200	Fortis	1,311,519
33,900	France Telecom S.A.	1,138,781
26,600	Fresenius Medical Care AG & Co. KGaA	1,336,402
23,800	Fresenius SE	1,997,612
36,000	Fugro N.V.	2,797,693
76,900	Gildan Activewear, Inc.*	2,901,547
190,000	Grupo Aeroportuario del Sureste S.A.B. de C.V.*	1,081,929
224,000	Hang Lung Properties, Ltd.(a)	804,354
245,000	Hon Hai Precision Industry Co., Ltd.	1,410,909
191,100	HSBC Holdings PLC	3,147,773
7,400	Hyundai Heavy Industries Co., Ltd.	2,785,098
77,300	IAWS Group PLC	1,809,149
15,300	InBev N.V.	1,342,932
36,000	ING Groep N.V.	1,345,752
58,000	Irish Life & Permanent PLC	1,131,419
17,700	Jindal Steel & Power, Ltd.	921,108
74,900	Kansai Electric Power Co., Inc.(a)(b)	1,874,355
13,800	KBC Groep N.V.	1,789,712
163,000	Keppel Corp., Ltd.	1,186,873
1,561,000	KNM Group Bhd.	2,598,578
16,030	Lafarge S.A.	2,785,203
16,100	LG Electronics, Inc.	2,069,659
460,000	Li & Fung, Ltd.	1,723,125
115,300	Lloyds TSB Group PLC	1,030,018
15,100	Lonza Group AG	2,003,644
177,775	Man Group PLC	1,956,681
87,100	Manulife Financial Corp.(b)*	3,334,788
7,100	Merck KGA(a)(b)	881,423
151,000	Meritz Fire & Marine Insurance Co., Ltd.	1,381,274
38,700	Metalurgica Gerdau S.A.*	1,606,249
26,200	Millea Holdings, Inc.	975,067
182,000	Mitsubishi UFJ Financial Group, Inc.	1,592,424
147,000	Mitsui & Co., Ltd.	3,017,136
8,200	Muenchener Rueckversicherungs-Gesellschaft AG	1,608,254
58,300	National Australia Bank, Ltd.	1,611,968
47,000	National Bank of Greece S.A.	2,474,192
17,270	Nestle S.A.	8,634,021
3,200	Nintendo Co., Ltd.	1,674,591
24,300	Nutreco Holding N.V.	1,866,513
602,600	Organizacion Soriana S.A.B. de C.V.*	1,761,011
31,300	Outokumpu Oyj(a)(b)	1,424,863
10,800	Porsche AG	1,980,114
8,700	Potash Corp. of Saskatchewan, Inc.*	1,352,222
48,200	Precision Drilling Corp.*	1,122,569
28,700	Prosegur Compania de Seguridad S.A.	1,205,122
1,807,000	Raffles Education Corp., Ltd.	1,364,756

Schedule of Investments 19

Shares or Principal Amount		Value

13,440	Raiffeisen International Bank Holding AG	$1,833,356
25,700	Research In Motion*	2,892,314
21,459	Roche Holding AG	4,045,191
42,700	Rogers Communications, Inc. - Class B*	1,536,235
19,300	Royal Bank of Canada*	901,808
92,300	Royal Dutch Shell PLC - Class A	3,183,064
18,700	RWE AG	2,309,607
60,900	Saipem S.p.A.	2,468,617
2,000	Samsung Electronics Co., Ltd.	1,265,024
41,000	SAP AG	2,031,698
605,900	Siam Commericial Bank Public Co., Ltd.	1,751,488
12,000	Siemens AG	1,311,529
483,000	Singapore Telecommunications, Ltd.(a)	1,382,898
3,126,000	SinoPac Financial Holdings Co., Ltd.	1,489,027
27,300	Sony Corp.	1,098,272
73,000	Standard Bank Group, Ltd.	795,878
62,600	Stantec, Inc.*	1,837,373
260	Sumitomo Mitsui Financial Group, Inc.	1,727,479
41,500	Sun Life Financial, Inc.*	1,940,738
37,100	Suzuken Co., Ltd.	1,531,227
25,100	Swiss Re(a)(b)	2,194,505
6,200	Syngenta AG	1,811,661
68,680	Telefonica S.A.	1,973,137
76,400	Temenos Group AG(a)(b)	2,002,531
182,700	Tesco PLC	1,376,765
42,700	Teva Pharmaceutical Industries, Ltd. - ADR(a)(b)*	1,972,313
2,427,000	Thanachart Capital Public Co., Ltd.	1,199,772
152,000	The Wharf Holdings, Ltd.	722,738
41,500	Total S.A.	3,074,207
56,400	Toyota Motor Corp.(a)(b)	2,850,341
10,745	Transocean, Inc.(a)*	1,452,724
134,000	Turkcell Iletisim Hizmetleri A.S	1,110,708
99,000	UniCredito Italiano S.p.A.	663,262
41,700	Unilever N.V.	1,403,640
135,000	United Overseas Bank, Ltd.	1,889,511
27,100	Vedanta Resources PLC	1,129,196
15,300	Vestas Wind Systems A/S(a)	1,684,382
41,100	Vimpel-Communications - ADR*	1,228,479
2,813,732	WCT Engineering Bhd.	3,391,821
7,650	Wimm-Bill-Dann Foods OJSC - ADR*	783,972
714,000	Yanzhou Coal Mining Co., Ltd.	1,015,273
52,700	YIT Oyj(a)(b)	1,497,413
6,510	Zurich Financial Services AG(a)(b)	2,052,421

Total Common Stocks (Cost $253,910,565)		257,204,073

Rights (0.0%)
562,746	WCT Engineering Bhd. Rights	0

Total Rights (Cost $0)		0

20 Schedule of Investments

Shares or Principal Amount		Value

Other Securities (7.3%)
18,906,662	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%*	$18,906,662

Total Other Securities (Cost $18,906,662)		18,906,662
Total Investments 106.7% (Cost $272,817,227)		276,110,735
Liabilities Less Other Assets (6.7)%		(17,240,945)

Net Assets 100.0%		$258,869,790

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates are listed as of March 31, 2008.

*	All securities were fair valued (note 2) as of March 31, 2008 unless noted with a *. Total value of securities fair valued was $200,950,784.

ADR  American Depositary Receipt

Schedule of Investments 21

ICON International Equity Fund
Country Composition
March 31, 2008
(unaudited)

Switzerland	10.5%
Germany	10.2%
United Kingdom	9.2%
Canada	8.4%
Japan	7.1%
Brazil	6.0%
Hong Kong	4.8%
Mexico	4.5%
France	3.9%
South Korea	2.9%
Netherlands	2.9%
Italy	2.7%
Spain	2.7%
Taiwan	2.5%
Malaysia	2.3%
China	2.3%
Singapore	2.3%
Greece	1.9%
Belgium	1.7%
Australia	1.3%
Ireland	1.1%
Thailand	1.1%
Finland	1.1%
Russia	0.8%
United States of America	0.8%
Israel	0.8%
Czech Republic	0.8%
Austria	0.7%
Denmark	0.7%
Cayman Islands	0.6%
Turkey	0.4%
India	0.4%

Percentages are based upon net assets.

ICON International Equity Fund
Sector Composition
March 31, 2008
(unaudited)

Financial	23.5%
Telecommunication & Utilities	13.7%
Industrials	13.3%
Energy	11.1%
Materials	9.5%
Leisure & Consumer Staples	9.2%
Consumer Discretionary	8.6%
Health Care	5.4%
Information Technology	5.1%

Percentages are based upon net assets.

22 Schedule of Investments

ICON International Equity Fund
Industry Composition
March 31, 2008
(unaudited)

Diversified Banks	13.4%
Wireless Telecommunication Services	5.3%
Packaged Foods & Meats	4.8%
Integrated Oil & Gas	4.1%
Diversified Metals & Mining	3.5%
Electric Utilities	3.5%
Integrated Telecommunication Services	3.3%
Construction & Engineering	3.3%
Oil & Gas Equipment & Services	3.1%
Automobile Manufacturers	2.9%
Pharmaceuticals	2.7%
Life & Health Insurance	2.4%
Oil & Gas Drilling	2.4%
Heavy Electrical Equipment	2.3%
Construction Materials	2.1%
Steel	2.0%
Apparel Accessories & Luxury Goods	1.9%
Aerospace & Defense	1.9%
Multi-Line Insurance	1.8%
Reinsurance	1.4%
Other Diversified Financial Services	1.3%
Health Care Services	1.3%
Consumer Electronics	1.2%
Fertilizers & Agricultural Chemicals	1.2%
Trading Companies & Distributors	1.2%
Agricultural Products	1.1%
Communications Equipment	1.1%
Construction & Farm Machinery & Heavy Trucks	1.1%
Coal & Consumable Fuels	1.0%
Industrial Conglomerates	1.0%
Soft Drinks	0.9%
Property & Casualty Insurance	0.9%
Multi-Utilities	0.9%
Oil & Gas Exploration & Production	0.9%
Electronic Equipment Manufacturers	0.8%
Application Software	0.8%
Life Sciences Tools & Services	0.8%
Systems Software	0.8%
Asset Management & Custody Banks	0.8%
Auto Parts & Equipment	0.7%
Industrial Gases	0.7%
Personal Products	0.7%
Water Utilities	0.7%
Department Stores	0.7%
Hypermarkets & Super Centers	0.7%
Distributors	0.7%
Home Entertainment Software	0.6%
Marine	0.6%
Railroads	0.6%
Health Care Distributors	0.6%
Real Estate Management & Development	0.6%
Electronic Manufacturing Services	0.5%
Food Retail	0.5%
Education Services	0.5%
Brewers	0.5%
Semiconductors	0.5%
Diversified Commercial & Professional Services	0.5%
Consumer Finance	0.5%
Air Freight & Logistics	0.4%
Airport Services	0.4%

Percentages are based upon net assets.

Schedule of Investments 23

Statements of Assets and Liabilities
March 31, 2008 (unaudited)

	ICON	ICON	ICON
	Asia-Pacific	Europe	International
	Region Fund	Fund	Equity Fund
Assets
Investments, at cost	$146,689,752	$137,974,931	$272,817,227

Investments, at value†	149,126,417	146,310,353	276,110,735
Foreign currency at value (cost $1,597,565, $34,070 and $1,074,599)	1,597,467	34,050	1,054,755
Receivables:
Fund shares sold	193,174	226,586	938,141
Investments sold	2,001,504	2,464,853	2,615,553
Interest	7,999	17,886	26,766
Dividends	534,416	507,956	897,900
Expense reimbursements by Adviser	976	1,051	181
Foreign tax reclaims	-	37,290	148,277
Other assets	51,513	51,305	65,134

Total Assets	153,513,466	149,651,330	281,857,442

Liabilities
Payables:
Due to custodian bank	11,703	1,808,818	722,906
Investments bought	975,702	1,055,243	2,676,705
Payable for collateral received on securities loaned	9,853,250	5,825,490	18,906,662
Fund shares redeemed	65,982	131,789	300,478
Advisory fees and fee waiver recoupment	119,366	117,226	214,671
Accrued distribution fees	246	112	64,545
Fund accounting fees	16,631	16,242	17,472
Transfer agent fees	35,773	38,537	47,152
Administration fees	5,698	5,464	10,005
Trustee fees	8,401	8,263	15,117
Accrued expenses	7,273	19,298	11,939

Total Liabilities	11,100,025	9,026,482	22,987,652

Net Assets - all share classes	$142,413,441	$140,624,848	$258,869,790

Net Assets - Class S	$141,255,312	$140,086,079	$2,202,595

Net Assets - Class I	$4,811	$22,807	$182,378,413

Net Assets - Class C	$4,801	$5,199	$30,236,501

Net Assets - Class Z	$4,811	$5,208	$12,446,288

Net Assets - Class A	$1,143,706	$505,555	$8,721,920

Net Assets - Class Q	$-	$-	$22,884,073

Net Assets Consist of
Paid-in capital	$135,294,894	$141,192,463	$265,973,566
Accumulated undistributed net investment income/(loss)	16,598	283,232	530,707
Accumulated undistributed net realized gain/(loss) from investments and foreign currency transactions	4,681,741	(9,188,305)	(10,933,535)
Unrealized appreciation/ (depreciation) on investment transactions and other assets and liabilities denominated in foreign currency	2,420,208	8,337,458	3,299,052

Net Assets	$142,413,441	$140,624,848	$258,869,790

Shares outstanding (unlimited shares authorized, no par value)
Class S	10,699,490	7,506,232	144,698
Class I	364	1,224	12,128,914
Class C	364	279	2,123,249
Class Z	364	279	816,794
Class A	87,248	27,186	575,916
Class Q	-	-	1,502,727
Net asset value (offering and redemption price per share)
Class S	$13.20	$18.66	$15.22
Class I	$13.22	$18.63	$15.04
Class C	$13.19	$18.63	$14.24
Class Z	$13.22	$18.67	$15.24
Class A	$13.11	$18.60	$15.14
Class Q	$-	$-	$15.23
Class A maximum offering price (100%/(100%-maximum sales charge)) of net asset value adjusted to the nearest cent per share	$13.91	$19.73	$16.06

†	Includes securities on loan of $9,427,034, $5,533,167 and $18,244,902.

The accompanying notes are an integral part of the financial statements.

24 Financial Statements

Statements of Operations
For the period ended March 31, 2008 (unaudited)

	ICON	ICON	ICON
	Asia-Pacific	Europe	International
	Region Fund	Fund	Equity Fund
Investment Income
Interest	$19,065	$17,743	$50,949
Dividends	1,353,095	1,569,668	2,756,782
Income from securities lending, net	10,660	33,632	54,047
Foreign taxes withheld	(111,151)	(123,200)	(237,277)

Total Investment Income	1,271,669	1,497,843	2,624,501

Expenses
Advisory fees	835,166	738,512	1,278,385
Distribution fees:
Class I	2	4	225,221
Class C	8	9	152,759
Class A	1,656	720	10,723
Fund accounting fees	37,245	33,417	46,132
Transfer agent fees	66,301	64,373	86,734
Custody fees	60,469	45,964	67,151
Administration fees	38,809	34,327	59,440
Registration fees:
Class S	15,255	14,647	1,121
Class I	94	94	11,155
Class C	94	94	11,195
Class Z	83	83	-
Class A	4,254	4,174	3,781
Class Q	-	-	987
Insurance expense	6,405	5,096	7,354
Trustee fees and expenses	7,501	6,797	10,494
Interest expense	95,066	31,109	30,503
Other expenses	41,528	32,818	50,103
Recoupment of previously reimbursed expenses	-	-	2,815

Total expenses before expense reimbursement and transfer agent earnings credit	1,209,936	1,012,238	2,056,053
Transfer agent earnings credit	(2,490)	(2,243)	(3,847)
Expense reimbursement by Adviser due to expense limitation agreement	(7,404)	(8,488)	(304)

Net Expenses	1,200,042	1,001,507	2,051,902

Net Investment Income/(Loss)	71,627	496,336	572,599

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Translations
Net realized gain/(loss) from investment transactions	11,249,391	(6,307,924)	(8,263,333)
Net realized gain/(loss) from foreign currency translations	(169,633)	(114,364)	(297,922)
Change in unrealized net appreciation/(depreciation) on investments and foreign currency translations	(42,120,766)	(12,486,123)	(35,599,365)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Translations	(31,041,008)	(18,908,411)	(44,160,620)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(30,969,381)	$(18,412,075)	$(43,588,021)

The accompanying notes are an integral part of the financial statements.

Financial Statements 25

Statements of Changes in Net Assets

	ICON Asia-Pacific Region Fund
	Period ended	Year ended
	March 31, 2008	September 30,
	(unaudited)	2007

Operations
Net investment income/(loss)	$71,627	$1,521,881
Net realized gain/(loss) from investment transactions	11,249,391	24,898,211
Net realized gain/(loss) from foreign currency translations	(169,633)	(63,187)
Change in net unrealized appreciation/(depreciation) on investments and foreign currency translations	(42,120,766)	31,658,932

Net increase/(decrease) in net assets resulting from operations	(30,969,381)	58,015,837

Dividends and Distributions to Shareholders
Net investment income
Class S	(1,159,659)	(327,103)
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	(7,875)	(214)
Net realized gains
Class S	(21,792,618)	-
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	(177,023)	-

Net decrease from dividends and distributions	(23,137,175)	(327,317)

Fund Share Transactions
Shares sold
Class S	38,067,257	89,318,346
Class I	5,000	-
Class C	5,000	-
Class Z	5,000	-
Class A	1,579,897	981,784
Class Q	-	-
Reinvested dividends and distributions
Class S	22,106,280	303,437
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	156,269	174
Class Q	-	-
Shares repurchased
Class S	(70,630,200)	(89,329,345)
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	(1,079,474)	(126,676)
Class Q	-	-

Net increase/(decrease) from fund share transactions	(9,784,971)	1,147,720

Total net increase/(decrease) in net assets	(63,891,527)	58,836,240
Net Assets
Beginning of period	206,304,968	147,468,728

End of period	$142,413,441	$206,304,968

The accompanying notes are an integral part of the financial statements.

26 Financial Statements

ICON Europe Fund		ICON International Equity Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31, 2008	September 30,
2008 (unaudited)	2007	(unaudited)	2007

$496,336	$1,470,862	$572,599	$1,568,683
(6,307,924)	25,312,930	(8,263,333)	27,661,435
(114,364)	(409,192)	(297,922)	(277,388)

(12,486,123)	10,572,351	(35,599,365)	28,720,835

(18,412,075)	36,946,951	(43,588,021)	57,673,565

(1,423,883)	(366,098)	-	-
-	-	(1,286,755)	(10,385)
-	-	(4,422)	-
-	-	(312,185)	-
(2,786)	(553)	(62,758)	-

(18,793,180)	(1,940,765)	-	-
-	-	(19,127,601)	(3,723,882)
-	-	(3,423,110)	(724,596)
-	-	(3,637,063)	(1,230,878)
(67,852)	(3,610)	(931,990)	(117,472)

(20,287,701)	(2,311,026)	(28,785,884)	(5,807,213)

56,217,724	113,256,468	2,295,653	-
22,500	-	67,767,209	77,455,420
5,000	-	9,610,308	11,921,728
5,000	-	13,588,612	6,829,087
120,753	575,800	8,134,449	8,691,180
-	-	25,140,025	-

19,745,712	2,085,318	-	-
-	-	19,930,935	3,619,722
-	-	3,142,931	666,173
-	-	3,880,524	1,228,139
58,430	4,163	919,493	116,347
-	-	-	-

(36,378,821)	(116,233,754)	(68,258)	-
-	-	(24,383,800)	(22,357,920)
-	-	(3,009,454)	(3,263,458)
-	-	(33,269,398)	(8,285,805)
(205,871)	(28,933)	(4,569,630)	(3,202,753)
-	-	(1,886,420)	-

39,590,427	(340,938)	87,223,179	73,417,860

890,651	34,294,987	14,849,274	125,284,212

139,734,197	105,439,210	244,020,516	118,736,304

$140,624,848	$139,734,197	$258,869,790	$244,020,516

Financial Statements 27

Statements of Changes in Net Assets (continued)

	ICON Asia-Pacific Region Fund
	Period ended	Year ended
	March 31,	September 30,
	2008 (unaudited)	2007

Transactions in Fund Shares
Shares sold
Class S	2,352,336	5,692,452
Class I	364	-
Class C	364	-
Class Z	364	-
Class A	93,326	57,467
Class Q	-	-
Reinvested dividends and distributions
Class S	1,502,859	21,264
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	10,689	12
Class Q	-	-
Shares repurchased
Class S	(4,068,684)	(5,979,748)
Class I	-	-
Class C	-	-
Class Z	-	-
Class A	(68,742)	(7,348)
Class Q	-	-

Net increase/(decrease)	(177,124)	(215,901)

Shares outstanding beginning of period	10,964,954	11,180,855

Shares outstanding end of period	10,787,830	10,964,954

Purchase and Sales of Investment Securities
(excluding short-term securities)
Purchase of securities	$139,106,894	$207,034,481
Proceeds from sales of securities	173,104,281	205,128,051
Accumulated undistributed net investment income/(loss)	$16,598	$1,112,505

The accompanying notes are an integral part of the financial statements.

28 Financial Statements

ICON Europe Fund		ICON International Equity Fund
Period ended	Year ended	Period ended	Year ended
March 31,	September 30,	March 31,	September 30,
2008 (unaudited)	2007	2008 (unaudited)	2007

2,522,914	5,325,734	149,161	-
1,224	-	3,888,398	4,426,226
279	-	576,662	722,425
279	-	836,500	362,014
5,441	27,337	454,453	496,277
-	-	1,626,113	-

984,824	100,015	-	-
-	-	1,205,193	228,951
-	-	200,187	43,972
-	-	231,812	76,903
2,920	200	55,159	7,295
-	-	-	-

(1,787,251)	(5,242,428)	(4,463)	-
-	-	(1,444,133)	(1,293,738)
-	-	(186,711)	(200,912)
-	-	(2,101,468)	(466,665)
(9,008)	(1,279)	(266,928)	(176,215)
-	-	(123,386)	-

1,721,622	209,579	5,096,549	4,226,533

5,813,578	5,603,999	12,195,749	7,969,216

7,535,200	5,813,578	17,292,298	12,195,749

$143,486,652	$195,767,756	$261,832,895	$289,490,635
123,802,141	196,894,045	205,934,941	221,259,001

$283,232	$1,213,565	$530,707	$1,624,228

Financial Statements 29

Financial Highlights

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized	Total	Dividends	Distributions
	value,	investment	and unrealized	from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Asia – Pacific Region Fund
Class S
Period Ended March 31, 2008 (unaudited)	$18.82	$0.01	$(3.17)	$(3.16)	$(0.12)	$(2.34)
Year Ended September 30, 2007	13.19	0.15	5.51	5.66	(0.03)	-
Year Ended September 30, 2006	11.25	0.02	1.93	1.95	(0.01)	-
Year Ended September 30, 2005	8.17	0.03	3.08	3.11	(0.03)	-
Year Ended September 30, 2004	7.62	0.02	0.55	0.57	(0.02)	-
Year Ended September 30, 2003	5.68	0.04	1.90	1.94	-	-
Class I
January 25, 2008 (inception) to March 31, 2008 (unaudited)	13.73	0.05	(0.56)	(0.51)	-	-
Class C
January 25, 2008 (inception) to March 31, 2008 (unaudited)	13.73	0.02	(0.56)	(0.54)	-	-
Class Z
January 25, 2008 (inception) to March 31, 2008 (unaudited)	13.73	0.04	(0.55)	(0.51)	-	-
Class A
Period Ended March 31, 2008 (unaudited)	18.72	(0.03)	(3.14)	(3.17)	(0.10)	(2.34)
Year Ended September 30, 2007	13.18	0.27	5.30	5.57	(0.03)	-
May 31, 2006 (inception) to September 30, 2006	13.54	0.04	(0.40)	(0.36)	-	-

ICON Europe Fund
Class S
Period Ended March 31, 2008 (unaudited)	24.04	0.07	(2.49)	(2.42)	(0.21)	(2.75)
Year Ended September 30, 2007	18.82	0.21	5.33	5.54	(0.05)	(0.27)
Year Ended September 30, 2006	15.68	0.20	3.80	4.00	-	(0.86)
Year Ended September 30, 2005	12.03	0.07	3.58	3.65	-	-
Year Ended September 30, 2004	9.84	(0.04)	2.23	2.19	-	-
Year Ended September 30, 2003	7.40	(0.02)	2.46	2.44	-	-
Class I
January 25, 2008 (inception) to March 31, 2008 (unaudited)	17.91	0.10	0.62	0.72	-	-
Class C
January 25, 2008 (inception) to March 31, 2008 (unaudited)	17.91	0.04	0.68	0.72	-	-
Class Z
January 25, 2008 (inception) to March 31, 2008 (unaudited)	17.91	0.07	0.69	0.76	-	-
Class A
Period Ended March 31, 2008(unaudited)	23.91	0.02	(2.47)	(2.45)	(0.11)	(2.75)
Year Ended September 30, 2007	18.79	0.15	5.28	5.43	(0.04)	(0.27)
May 31, 2006 (inception) to September 30, 2006	18.40	(0.02)	0.41	0.39	-	-

ICON International Equity Fund
Class S
January 25, 2008 (inception) to March 31, 2008 (unaudited)	15.44	0.05	(0.27)	(0.22)	-	-
Class I
Period Ended March 31, 2008 (unaudited)	20.09	0.05	(2.98)	(2.93)	(0.13)	(1.99)
Year Ended September 30, 2007	14.94	0.18	5.63	5.81	- (e)	(0.66)
Year Ended September 30, 2006	12.91	0.09	2.57	2.66	(0.01)	(0.62)
Year Ended September 30, 2005	10.59	0.04	3.25	3.29	-	(0.97)
February 6, 2004 (inception) to September 30, 2004	10.96	0.04	(0.41)	(0.37)	-	-
Class C
Period Ended March 31, 2008 (unaudited)	19.09	(0.03)	(2.83)	(2.86)	- (e)	(1.99)
Year Ended September 30, 2007	14.36	- (e)	5.39	5.39	-	(0.66)
Year Ended September 30, 2006	12.53	(0.03)	2.48	2.45	-	(0.62)
Year Ended September 30, 2005	10.55	(0.14)	3.09	2.95	-	(0.97)
February 19, 2004 (inception) to September 30, 2004	11.29	(0.02)	(0.72)	(0.74)	-	-

The accompanying notes are an integral part of the financial statements.

30 Financial Highlights

				Ratio of expenses to average net assets			Ratio of net investment income to average net assets
				Before	After		Before	After
				expense	expense		expense	expense
			Net	limitation	limitation		limitation	limitation
	Net		assets,	and	and		and	and
distributions	asset		end of	transfer	transfer		transfer	transfer
Total	value,		period	agent	agent		agent	agent	Portfolio
dividends and	end of	Total	(in	earnings	earnings		earnings	earnings	turnover
distributions	period	return*(a)	thousands)	credit(b)	credit(b)		credit(b)	credit(b)	rate(c)

$(2.46)	$13.20	(18.13)%	$141,255	1.44%	1.44%		0.09%	0.09%	81.31%
(0.03)	18.82	43.03%	205,332	1.38%	1.38%		0.96%	0.97%	130.84%
(0.01)	13.19	17.36%	147,444	1.44%	1.44%		0.12%	0.12%	159.51%
(0.03)	11.25	38.12%	48,721	1.93%	N/A		0.30%	N/A	185.84%
(0.02)	8.17	7.51%	17,047	1.91%	N/A		0.20%	N/A	58.62%
-	7.62	34.15%	6,084	1.98%	N/A		0.68%	N/A	81.44%

-	13.22	(3.71)%	5	13.16%	1.57	%(d)	(9.67)%	1.92%	81.31%

-	13.19	(3.93)%	5	13.95%	2.69	%(d)	(10.46)%	0.80%	81.31%

-	13.22	(3.71)%	5	11.60%	1.59	%(d)	(8.11)%	1.91%	81.31%

(2.44)	13.11	(18.28)%	1,144	3.00%	1.92	%(d)	(1.43)%	(0.35)%	81.31%
(0.03)	18.72	42.38%	973	3.26%	1.85	%(d)	0.24%	1.65%	130.84%
-	13.18	(2.66)%	24	25.78%	1.81	%(d)	(23.09)%	0.88%	159.51%

(2.96)	18.66	(10.91)%	140,086	1.36%	1.36%		0.67%	0.67%	83.98%
(0.32)	24.04	29.69%	139,069	1.35%	1.35%		0.97%	0.97%	133.36%
(0.86)	18.82	27.09%	105,409	1.51%	1.51%		1.13%	1.13%	100.62%
-	15.68	30.34%	23,243	1.85%	N/A		0.51%	N/A	153.55%
-	12.03	22.26%	7,826	2.24%	N/A		(0.38)%	N/A	78.57%
-	9.84	32.97%	9,262	1.87%	N/A		(0.29)%	N/A	101.37%

-	18.63	4.02%	23	6.98%	1.78	%(d)	(2.00)%	3.20%	83.98%

-	18.63	4.02%	5	12.76%	2.55	%(d)	(9.18)%	1.03%	83.98%

-	18.67	4.24%	5	10.92%	1.25	%(d)	(7.30)%	2.26%	83.98%

(2.86)	18.60	(11.06)%	506	4.68%	1.82	%(d)	(2.70)%	0.16%	83.98%
(0.31)	23.91	29.14%	666	2.43%	1.84	%(d)	0.09%	0.69%	133.36%
-	18.79	2.12%	30	33.40%	1.84	%(d)	(31.86)%	(0.30)%	100.62%

-	15.22	(0.20)%	2,203	1.61%	1.55	%(d)	1.73%	1.79%	80.61%

(2.12)	15.04	(15.53)%	182,378	1.53%	1.53	%(d)	0.53%	0.53%	80.61%
(0.66)	20.09	40.11%	170,383	1.54%	1.54	%(d)	1.02%	1.03%	132.30%
(0.63)	14.94	21.20%	76,454	1.71%	1.71	%(d)	0.59%	0.59%	129.31%
(0.97)	12.91	32.90%	15,376	2.02%	1.97%		0.27%	0.32%	139.23%

-	10.59	(3.38)%	3,211	2.32%	N/A		0.44%	N/A	117.74%

(1.99)	14.24	(15.94)%	30,237	2.44%	2.44	%(d)	(0.37)%	(0.39)%	80.61%
(0.66)	19.09	38.74%	29,274	2.57%	2.56	%(d)	(0.04)%	(0.03)%	132.30%
(0.62)	14.36	20.09%	13,899	2.76%	2.54	%(d)	(0.39)%	(0.18)%	129.31%
(0.97)	12.53	29.56%	1,622	4.52%	3.51%		(2.23)%	(1.22)%	139.23%

-	10.55	(6.55)%	183	3.06%	N/A		(0.16)%	N/A	117.74%

Financial Highlights 31

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized	Total	Dividends	Distributions
	value,	investment	and unrealized	from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

Class Z
Period Ended March 31, 2008(unaudited)	$20.34	$0.04	$(2.98)	$(2.94)	$(0.17)	$(1.99)
Year Ended September 30, 2007	15.07	0.20	5.73	5.93	-	(0.66)
Year Ended September 30, 2006	13.00	0.09	2.63	2.72	(0.03)	(0.62)
Year Ended September 30, 2005	10.60	0.06	3.31	3.37	-	(0.97)
Year Ended September 30, 2004	8.41	0.01	2.24	2.25	(0.06)	-
Year Ended September 30, 2003	5.96	0.06	2.45	2.51	-	(0.06)
Class A
Period Ended March 31, 2008 (unaudited)	20.24	0.02	(3.00)	(2.98)	(0.13)	(1.99)
Year Ended September 30, 2007	15.06	0.17	5.67	5.84	-	(0.66)
May 31, 2006 (inception) to September 30, 2006	15.17	0.03	(0.14)	(0.11)	-	-
Class Q
January 25, 2008 (inception) to March 31, 2008 (unaudited)	15.50	0.05	(0.32)	(0.27)	-	-

(x)	Calculated using the average share method.
*	The total return calculation is for the period indicated and excludes any sales charges.
(a)	Not annualized.
(b)	Annualized for periods less than a year.
(c)	Portfolio turnover is calculated at the Fund level and is not annualized.
(d)	The Fund’s operating expenses, not including interest expense, are contractually limited to the amounts discussed in Note 3. The ratios in these financial highlights reflect the limitation, including the interest expense.
(e)	Amount less than $0.005.

The accompanying notes are an integral part of the financial statements.

32 Financial Highlights

				Ratio of expenses to average net assets			Ratio of net investment income to average net assets
				Before	After		Before	After
				expense	expense		expense	expense
			Net	limitation	limitation		limitation	limitation
	Net		assets,	and	and		and	and
and distributions	asset		end of	transfer	transfer		transfer	transfer
Total	value,		period	agent	agent		agent	agent	Portfolio
dividends and	end of	Total	(in	earnings	earnings		earnings	earnings	turnover
distributions	period	return*(a)	thousands)	credit(b)	credit(b)		credit(b)	credit(b)	rate(c)

$(2.16)	$15.24	(15.40)%	$12,446	1.25%	1.24	%(d)	0.48%	0.49%	80.61%
(0.66)	20.34	40.56%	37,619	1.26%	1.26	%(d)	1.16%	1.16%	132.30%
(0.65)	15.07	21.54%	28,295	1.41%	1.40	%(d)	0.60%	0.61%	129.31%
(0.97)	13.00	33.57%	15,466	1.68%	1.68%		0.51%	0.51%	139.23%
(0.06)	10.60	26.79%	9,303	1.98%	N/A		0.03%	N/A	117.74%
(0.06)	8.41	42.60%	10,587	2.00%	N/A		0.88%	N/A	98.91%

(2.12)	15.14	(15.67)%	8,722	1.75%	1.75	%(d)	0.28%	0.28%	80.61%
(0.66)	20.24	39.97%	6,744	1.70%	1.69	%(d)	0.98%	0.99%	132.30%

-	15.06	(0.73)%	88	19.13%	1.79	%(d)	(16.62)%	0.72%	129.31%

-	15.23	(1.74)%	22,884	1.29%	1.29	%(d)	1.76%	1.76%	80.61%

Financial Highlights 33

Notes to Financial Statements
March 31, 2008 (unaudited)

1. Organization

The ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Asia-Pacific Region Fund and the Europe Fund offer five classes of shares, Class S, Class I, Class C, Class Z and Class A. The International Equity Fund offers six classes of shares, Class S, Class I, Class C, Class Z, Class A, and Class Q. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and transfer agent costs and that each Class has exclusive voting rights with respect to its distribution plan. There are 14 other active funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and the Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap

34 Notes to Financial Statements

investing, including limited product lines, less liquidity, and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that (a) securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day; and (b) foreign securities in the Funds traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds’ Board of Trustees (“Board”) to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board.

Notes to Financial Statements 35

Notes to Financial Statements (unaudited) (continued)

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of

36 Notes to Financial Statements

SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. Management intends to adopt SFAS No. 157 during the fiscal year ending September 30, 2009 as required.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended March 31, 2008.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions

Notes to Financial Statements 37

Notes to Financial Statements (unaudited) (continued)

in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily and the related appreciation or depreciation of the contract is presented on the Statement of Assets and Liabilities. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statement of Operations. The Funds did not enter into any forward foreign currency contracts during the period ended March 31, 2008.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended March 31, 2008.

Options Transactions

Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the

38 Notes to Financial Statements

proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the period ended March 31, 2008.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Securities Lending Investment Fund of Brown Brothers Harriman Trust, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The cash collateral invested by the Lending Agent is disclosed on the Schedule of Investments. The lending fees received and the Funds’ portion of the interest income earned on cash collateral are included on the Statement of Operations, if applicable.

Notes to Financial Statements 39

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2008, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Asia-Pacific Region Fund	$9,427,034	$9,853,250
ICON Europe Fund	5,533,167	5,825,490
ICON International Equity Fund	18,244,902	18,906,662

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has reviewed the Funds’ tax positions for all open tax years, and concluded that adoption had no effect on the Funds’ financial position or results of operations. At March 31, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

40 Notes to Financial Statements

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2003-2006, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds based upon relative net assets. In calculating the net asset value of the shares in the various classes of the Funds, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

Notes to Financial Statements 41

Notes to Financial Statements (unaudited) (continued)

3. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON”) serves as the investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. ICON receives a monthly management fee that is computed daily at an annual rate of 1.00% of each Fund’s average daily net assets.

ICON has contractually agreed to limit its investment advisory fee and/or reimburse certain of the Funds’ operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that the Funds’ operating expenses do not exceed the following amounts:

	Class S	Class I	Class C	Class Z	Class A	Class Q

ICON Asia-Pacific Region Fund	-	1.80%	2.55%	1.25%	1.80%	N/A
ICON Europe Fund	-	1.80%	2.55%	1.25%	1.80%	N/A
ICON International Equity Fund	1.80%	1.80%	2.55%	1.25%	1.80%	1.55%

The expense limitations will continue in effect until at least January 31, 2018. To the extent ICON reimburses or absorbs fees and expenses, it may seek payment of such amounts for up to three years after the expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

As of March 31, 2008 the following amounts were still available for recoupment by ICON based upon their potential expiration dates:

	2009	2010	2011

ICON Asia-Pacific Region Fund	$722	$3,131	7,132
ICON Europe Fund	709	2,624	8,222
ICON International Equity Fund	-	-	304

Accounting, Custody and Transfer Agent Fees

Citi Fund Services Ohio, Inc. (“Citi”) is the Fund Accounting Agent for the Funds. For its services, the Trust pays Citi 0.03% on the first $1.75 billion of net assets, 0.0175% on net assets over $1.75 billion and up to $5 billion, and 0.01% on net assets in excess of $5 billion.

Brown Brothers Harriman (“BBH”) is the custodian of the Trust’s investments. For domestic custody services, the Trust pays BBH 0.0065% on the first $50 million of average net assets and 0.0050% on domestic assets

42 Notes to Financial Statements

above $50 million, plus certain transaction charges. For foreign custody services, the Trust pays BBH 0.03% on foreign assets plus certain transaction charges.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays an account fee of $13.25 per open account, $7.00 per networked account, $1.80 per closed account, plus certain other transaction and cusip charges.

Transfer agent earnings credits are credits received for interest which is a result from overnight balances used by the transfer agent, BFDS, for clearing shareholder transactions. During the period ended March 31, 2008, the Funds received transfer agent earnings credits which are included on the Statement of Operations.

Administrative Services

The Trust has entered into an administrative services agreement with ICON pursuant to which ICON oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. During the period ended March 31, 2008, the Funds’ payment for administrative services to ICON is included on the Statement of Operations. The administrative services agreement provides that ICON will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON in the performance of its duties.

ICON has entered into a sub-administration agreement with Citi pursuant to which Citi assists ICON with the administration and business affairs of the Trust. For its services, ICON pays Citi at an annual rate of 0.025% on the first $1.75 billion of Trust assets and 0.015% on assets above $1.75 billion.

Distribution Fees

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“12b-1 Plan”) under which the Funds are authorized to compensate the Funds’ distributor, ICON Distributors, Inc. (“IDI”) (an affiliate of the adviser) for the sale and distribution of shares. Under the 12b-1 Plan, Class I and Class A shareholders pay an annual 12b-1 and service

Notes to Financial Statements 43

Notes to Financial Statements (unaudited) (continued)

fee of 0.25% of average daily net assets. The Class C shareholders pay an annual 12b-1 and service fee of 1.00% of average daily net assets. The total amount paid under the 12b-1 plans is shown on the Statement of Operations.

Related Parties

Certain Officers and Directors of ICON are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 90% by the Funds and 10% by the Adviser. For the period ended March 31, 2008, the total related amounts paid by the Trust under this agreement are included in Other Expenses on the Statement of Operations.

Some of the 12b-1 amounts received by IDI, discussed in the Distribution Fees section above, have been used to offset various shareholder servicing costs incurred by ICON. For the period ended March 31, 2008, the amount was $20,227.

4. Line of Credit

Each Fund may borrow money limited to 33 1/3% of the Fund’s total assets. To facilitate this, the Funds have entered into Lines of Credit agreements with BBH. The maximum borrowing is limited to the lesser of $50 million or 25% of the net asset value in the Fund subject to a maximum borrowing limit by the Trust of $150 million. Effective January 30, 2008, interest on domestic borrowings is charged at LIBOR plus 1.50% which was 4.20% at March 31, 2008. The average interest rate charged for the period ended March 31, 2008 was 6.68%.

Average Borrowing
(10/1/07 - 3/31/08)

ICON Asia-Pacific Region Fund	$2,750,286
ICON Europe Fund**	1,200,492
ICON International Equity Fund**	1,305,631

**Fund had outstanding borrowings as of March 31, 2008.

5. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals

44 Notes to Financial Statements

of wash losses, foreign currency transactions, net investment losses, and capital loss carryforwards.

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals.

During the year ended September 30, 2007 the ICON Asia-Pacific Region Fund utilized capital loss carryforwards of $6,889,133. For the year ended September 30, 2007, the ICON Asia-Pacific Region Fund and the ICON Europe Fund will elect to defer post October currency losses of $21,330 and $213,173, respectively.

As of March 31, 2008, book cost for financial reporting purposes is substantially the same for federal income tax puposes and differs from fair value by net unrealized appreciation/(depreciation) of securities as follows:

		Unrealized	Unrealized	Net Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Asia-Pacific Region Fund	$146,717,558	$12,214,896	$(9,806,037)	$2,408,859
ICON Europe Fund	138,143,280	12,989,442	(4,822,369)	8,167,073
ICON International Equity Fund	272,937,726	18,390,804	(15,217,795)	3,173,009

Notes to Financial Statements 45

Six Month Hypothetical Expense Example
March 31, 2008 (unaudited)

Example

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transactions fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period (10/1/07 - 3/31/08).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your

46 Expense Example

ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/07	3/31/08	10/1/07-3/31/08*	10/1/07-3/31/08

ICON Asia-Pacific Region Fund
Class S Actual Expenses	$1,000.00	$818.70	$6.55	1.44%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.80	7.26
Class I
Actual Expenses**	1,000.00	962.90	2.69	1.57%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.15	7.92
Class C
Actual Expenses**	1,000.00	960.70	4.61	2.69%
Hypothetical Example (5% return before expenses)	1,000.00	1,011.55	13.53
Class Z
Actual Expenses**	1,000.00	962.90	2.73	1.59%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.05	8.02
Class A
Actual Expenses	1,000.00	817.20	8.72	1.92%
Hypothetical Example (5% return before expenses)	1,000.00	1,015.00	9.67
ICON Europe Fund
Class S
Actual Expenses	1,000.00	890.90	6.43	1.36%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.20	6.86
Class I
Actual Expenses**	1,000.00	1,040.20	3.18	1.78%
Hypothetical Example (5% return before expenses)	1,000.00	1,016.10	8.97
Class C
Actual Expenses**	1,000.00	1,040.20	4.55	2.55%
Hypothetical Example (5% return before expenses)	1,000.00	1,012.25	12.83
Class Z
Actual Expenses**	1,000.00	1,042.40	2.23	1.25%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.75	6.31

Expense Example 47

Six Month Hypothetical Expense Example
March 31, 2008 (unaudited) (continued)

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense Ratio
	10/1/07	3/31/08	10/1/07-3/31/08*	10/1/07-3/31/08

Class A
Actual Expenses	$1,000.00	$889.40	$8.60	1.82%
Hypothetical Example (5% return before expenses)	1,000.00	1,015.90	9.17
ICON International Equity Fund
Class I
Actual Expenses	1,000.00	844.70	7.06	1.53%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.35	7.72
Class C
Actual Expenses	1,000.00	840.60	11.23	2.44%
Hypothetical Example (5% return before expenses)	1,000.00	1,012.80	12.28
Class Z
Actual Expenses	1,000.00	846.00	5.72	1.24%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.80	6.26
Class A
Actual Expenses	1,000.00	843.30	8.06	1.75%
Hypothetical Example (5% return before expenses)	1,000.00	1,016.25	8.82
Class S
Actual Expenses**	1,000.00	998.00	2.71	1.55%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.25	7.82
Class Q
Actual Expenses**	1,000.00	982.60	2.24	1.29%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.55	6.51

*	Expenses are equal to the Fund’s six month expense ratio annualized, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

**	Information shown reflects values using expense ratios and rates of return for the period January 28, 2008 (date of commencement of operations) through March 31, 2008. As such, the expense ratio is annualized, multiplied by the average account value of the period of operation, multiplied by 64/366 to reflect the actual period.

Total returns exclude applicable sales charges. If sales charges were included (maximum 5.75%), returns would be lower.

48 Expense Example

Other Information (unaudited)

Portfolio Holdings

A list of each ICON Fund’s Top 10 holdings is available at www.iconadvisers.com on or about 15 days following each month end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconadvisers.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconadvisers.com or on the SEC’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, by visiting www.iconadvisers.com or by calling 1-800-764-0442. Please read the prospectus carefully before investing.

ICON Distributors, Inc., Distributor

Other Information 49

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For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconadvisers.com

By E-Mail	info@iconadvisers.com

1-800-764-0442
www.iconadvisers.com
SAR-INT (3/08)

2008 Semiannual Report
ICON Sector Funds
Investment Update

March 31, 2008
(Unaudited)

ICON Consumer Discretionary Fund
ICON Energy Fund
ICON Financial Fund
ICON Healthcare Fund
ICON Industrials Fund
ICON Information Technology Fund
ICON Leisure and Consumer Staples Fund
ICON Materials Fund
ICON Telecommunication & Utilities Fund

About this Report (Unaudited)	2

Message from ICON Funds (Unaudited)	4

Schedules of Investments (Unaudited)	7
ICON Consumer Discretionary Fund	7
ICON Energy Fund	10
ICON Financial Fund	13
ICON Healthcare Fund	16
ICON Industrials Fund	19
ICON Information Technology Fund	22
ICON Leisure and Consumer Staples Fund	24
ICON Materials Fund	27
ICON Telecommunication & Utilities Fund	30

Financial Statements (Unaudited)	32

Financial Highlights (Unaudited)	42

Notes to Financial Statements (Unaudited)	48

Six-Month Hypothetical Expense Example (Unaudited)	59

Other Information (Unaudited)	61

About This Report (unaudited)

Historical Returns

All total returns mentioned in this Report account for the change in a Fund’s per-share price and the reinvestment of any dividends, capital gain distributions, and adjustments for financial statement purposes. If your account is set up to receive Fund distributions in cash rather than to reinvest them, your actual return may differ from these figures. The Funds’ performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Fund results shown, unless otherwise indicated, are at net asset value.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-800-764-0442 or visit www.iconadvisers.com for performance results current to the most recent month-end.

Portfolio Data

This Report reflects ICON’s views, opinions, and portfolio holdings as of March 31, 2008, the end of the reporting period. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

Opinions and forecasts regarding industries, companies and/or themes, and portfolio composition and holdings are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security, industry or sector. Each Fund’s holdings as of March 31, 2008 are included in each Fund’s Schedule of Investments.

While ICON’s quantitative investment methodology primarily considers company-specific factors beyond financial data, various company factors may impact a stock’s performance, and therefore, Fund performance.

According to ICON, value investing is an analytical, quantitative approach to investing that employs various factors, including projecting earnings growth estimates, in an effort to determine whether securities are over- or underpriced relative to ICON’s estimates of their intrinsic value. Value investing involves risks and uncertainties and does not guarantee better performance or lower costs than other investment methodologies. ICON’s value-to-price ratio is a ratio of intrinsic value, as calculated using ICON’s proprietary valuation methodology, of a broad range of domestic and

2 About This Report

international securities within ICON’s system as compared to the current market price of those securities. The ICON system relies on the integrity of financial statements released to the market as part of our analysis.

This Report contains statements regarding industry or sector themes, new market themes, investment outlook, relative strength, value-to-price ratios, and investment team expectations, beliefs, goals and the like that are based on current expectations, recent individual stock performance relative to current market prices, estimates of company values and other information supplied to the market by the companies we follow. Words such as “expects,” “suggests,” “anticipates,” “targets,” “goals,” “value,” “intrinsic value,” “indicates,” “believes,” “considers,” “estimates,” variations of such words and similar expressions are intended to identify forward-looking statements, which are not statements of historical fact. Forward-looking statements are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to assess. These risks and uncertainties are based on a number of important factors, including, among others: stock price fluctuations; the integrity and accuracy of historical and projected financial and other information supplied by companies to the public; interest rates; future earnings growth rates, the risks noted in this Report, and other factors beyond the control of our investment team. Therefore, actual outcome may differ materially from what is expressed in such forward-looking statements.

There are risks associated with mutual fund investing, including the loss of principal. The likelihood of loss may be greater if you invest for a shorter period of time. There is no assurance that the investment process will consistently lead to successful results.

An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment, and the Technology sector has been among the most volatile in the market. Investments in foreign securities may entail unique risks, including political, market, and currency risks. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers.

The prospectus and statement of additional information contain this and other information about the Funds and are available by visiting www.iconadvisers.com or calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully.

About This Report 3

Message from ICON Funds (unaudited)

Dear ICON Shareholder:

March 31, 2008 concluded the first six months of the ICON Funds’ fiscal year. Generally, domestic stock prices drifted lower over that period, giving back some of the gains of the previous five years. We were surprised that the downward drift continued into the first three months of 2008, as many of the conditions we believe are typical of buying opportunities existed last fall.

When the market declined on August 15, 2007 and again on November 26, 2007, we measured stock prices to be about 20% and 34% below our estimates of intrinsic value, respectively. During that timeframe, long-term interest rates were dropping, financial news was negative, concerns over the economy grew, and the Federal Reserve (Fed) began easing monetary policy. In our experience, these conditions suggest stock prices could likely rise rather than fall.

When the Fed eases, it injects reserves into the banking system so banks can make more loans, which creates money as defined by M1. Historically, the growth in M1 has stimulated the economy and typically prevented a recession or promoted a quick recovery.

In the past, stock investors have not waited to see economic growth after the Fed eases. Instead, they’ve typically responded to the increase in M1 and anticipated economic growth by six to nine months. These periods have typically been viewed favorably by investors. Something unusual happened this time. The Fed injected reserves, but banks did not increase their lending, and M1 did not grow. Apparently, investors saw this and delayed their buying until seeing signs of growth in M1.

In March, the Fed implemented some innovative steps designed to help banks increase their lending. It appears investors are encouraged by these steps, as stock prices have moved higher off the March 10, 2008 low, but only time will tell whether the Fed’s steps increase bank lending.

Staying with Our Discipline

We consistently apply our valuation approach with the belief that over the long run, stock prices try to keep up with our estimation of value. There are periods, however, when investors worry about events around them, and stock prices behave independent of value. We believe we have just come through one of those times given the concerns about the economy, sub-prime mortgage problems, and the lack of growth in M1.

At ICON, we ride through these difficult times because we see the data that goes into valuation such as earnings and interest rates. We are pleased with

4 Message From ICON Funds

the quality of the companies we own. We believe that in time, prices will move up to value. Investors without that data and insight may depend on news headlines and public conjecture, which makes it less attractive to stay invested through times when the market drifts lower.

We believe investors may miss sudden market rallies if they are not invested because, in our experience, stock prices lead the economy (and news) by six to nine months. Stock prices often rally while the economy (and news) continues to deteriorate. By looking at the news and economic data, it is difficult to identify a market bottom. We rely on valuation, which sometimes means being invested during pre-rally turbulence.

The market low on March 10, 2008 was accompanied by many of the characteristics our research indicates are typical of bottoms and buying opportunities. Weak investor confidence was one of those characteristics. We believe investor confidence is a lagging variable. Many investors hope confidence returns so a rally can begin, but we think they have the relationship backwards. Confidence lags stock prices and improves after stock prices move higher, in our experience.

An equity trader on the floor of the stock exchange was interviewed on TV recently, and he was worried about the economy. He said he would like to see the employment situation improve. According to our research, employment is the piece of data that lags the most. If the normal relationship holds true, the market may rally long before employment improves.

Research on Industry Selection

An article in the New York Times on April 6, 2008 referred to research and a working paper by Busse & Tong of Emory University. From 1980-2006, the researchers studied whether investment managers were better at industry selection or stock selection. The article states, “The researchers found that industry bets were responsible for about half the margin by which the average fund beat or lagged behind the market. Stock selection was responsible for the other half.” The article also reports that researchers “found that an adviser with good industry-selection ability was a good bet to continue his winning ways. By contrast, an advisor with good individual stock-selection ability was far less likely to repeat the feat.”

Message From ICON Funds 5

At ICON, we believe markets have themes, meaning that certain industries typically lead for one to two years. I created the ICON system in the early and mid-1980s to capture industry leadership. It is gratifying to see third party research that supports our system.

Thank you for the opportunity to guide your investments. We appreciate your commitment to the ICON Sector Funds.

Yours truly,

Craig T. Callahan, DBA
Chairman of the Board of Trustees and President of the Adviser

M1 is one measure of the money supply that approximates cash used by consumers and companies, including currency in public circulation, credit union share account balances, NOW account balances, automatic transfer account balances, demand deposits, and traveler’s checks.

6 Message From ICON Funds

ICON Consumer Discretionary Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (96.0%)
101,200	Aaron Rents, Inc.	$2,179,848
30,900	Abercrombie & Fitch Co.	2,260,026
34,700	Advance Auto Parts, Inc.	1,181,535
57,600	Aeropostale, Inc.(a)	1,561,536
51,000	American Axle & Manufacturing Holdings, Inc.	1,045,500
89,700	AutoNation, Inc.(a)	1,342,809
23,900	AutoZone, Inc.(a)	2,720,537
68,500	Bed Bath & Beyond, Inc.(a)(b)	2,020,750
71,300	Best Buy Co., Inc.	2,956,098
31,700	BorgWarner, Inc.	1,364,051
51,400	Centex Corp.	1,244,394
92,700	D.R. Horton, Inc.	1,460,025
42,600	Dick’s Sporting Goods, Inc.(a)(b)	1,140,828
61,000	Dollar Tree, Inc.(a)	1,682,990
76,100	Ethan Allen Interiors, Inc.(b)	2,163,523
50,900	Fred’s, Inc. - Class A	521,725
16,700	GameStop Corp. - Class A(a)	863,557
50,000	Gildan Activewear, Inc. - Class A(a)	1,868,000
42,900	H&R Block, Inc.(b)	890,604
30,800	Honda Motor Co., Ltd. - ADR	887,348
16,300	Iconix Brand Group, Inc.(a)	282,805
33,300	J.C. Penney Co., Inc.	1,255,743
74,300	Jarden Corp.(a)(b)	1,615,282
57,900	Johnson Controls, Inc.	1,957,020
57,500	KB Home(b)	1,421,975
37,500	Kohl’s Corp.(a)	1,608,375
81,600	LKQ Corp.(a)	1,833,552
136,100	Lowe’s Cos., Inc.	3,122,134
70,600	Macy’s, Inc.	1,628,036
52,500	Matsushita Electric Industrial Co., Ltd. - ADR	1,139,775
14,000	Mohawk Industries, Inc.(a)(b)	1,002,540
39,120	Nike, Inc. - Class B	2,660,160
27,000	Nissan Motor Co., Ltd. - ADR	450,360
63,700	Nordstrom, Inc.	2,076,620
44,500	O’Reilly Automotive, Inc.(a)	1,269,140
27,400	Polo Ralph Lauren Corp.	1,597,146
102,700	Pulte Homes, Inc.(b)	1,494,285
103,800	Rent-A-Center, Inc.(a)	1,904,730
97,300	Ross Stores, Inc.	2,915,108
15,500	Sony Corp. - ADR(b)	621,085
98,450	Staples, Inc.	2,176,729
65,600	Target Corp.	3,324,608
45,900	Tenneco, Inc.(a)	1,282,446

Schedule of Investments 7

Shares or Principal Amount		Value

159,000	The Home Depot, Inc.	$4,447,230
48,500	The Ryland Group, Inc.(b)	1,595,165
87,800	TJX Cos., Inc.	2,903,546
59,800	Toll Brothers, Inc.(a)	1,404,104
27,800	Tractor Supply Co.(a)	1,098,656
45,500	Tupperware Brands Corp.	1,759,940
74,200	Urban Outfitters, Inc.(a)	2,326,170
27,200	V.F. Corp.	2,108,272
26,300	Whirlpool Corp.(b)	2,282,314

Total Common Stocks (Cost $90,277,826)		89,920,735

Short-Term Investments (12.7%)
$11,875,615	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.63%, 04/01/08#	$11,875,615

Total Short-Term Investments (Cost $11,875,615)		11,875,615
Other Securities (10.4%)
9,735,254	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%	9,735,254

Total Other Securities (Cost $9,735,254)		9,735,254
Total Investments 119.1% (Cost $111,888,695)		111,531,604
Liabilities Less Other Assets (19.1)%		(17,888,109)

Net Assets 100.0%		$93,643,495

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.

ADR	American Depositary Receipt.

8 Schedule of Investments

ICON Consumer Discretionary Fund
Industry Composition
March 31, 2008
(Unaudited)

Apparel Retail	12.8%
Homebuilding	9.2%
Home Improvement Retail	8.0%
Automotive Retail	7.0%
Department Stores	6.9%
Home Furnishing Retail	6.5%
Auto Parts & Equipment	6.1%
Apparel Accessories & Luxury Goods	6.0%
General Merchandise Stores	5.9%
Specialty Stores	4.7%
Computer & Electronics Retail	4.1%
Housewares & Specialties	3.6%
Home Furnishings	3.4%
Footwear	3.1%
Household Appliances	2.4%
Distributors	2.0%
Consumer Electronics	1.9%
Automobile Manufacturers	1.4%
Specialized Consumer Services	1.0%

Percentages are based upon net assets.

Schedule of Investments 9

ICON Energy Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (97.8%)
200,200	Apache Corp.	$24,188,164
169,300	Atwood Oceanics, Inc.(a)	15,528,196
632,400	Bois d’Arc Energy, Inc.(a)	13,590,276
249,100	BP PLC - ADR	15,107,915
99,900	Burlington Northern Santa Fe Corp.	9,212,778
610,900	Chevron Corp.	52,146,424
915,800	ConocoPhillips	69,793,118
240,200	Diamond Offshore Drilling, Inc.	27,959,280
162,400	Dril-Quip, Inc.(a)	7,546,728
301,300	EnPro Industries, Inc.(a)(b)	9,397,547
496,800	Exxon Mobil Corp.	42,019,344
164,100	FMC Technologies, Inc.(a)	9,335,649
143,500	Frontline, Ltd.(b)	6,603,870
837,000	General Maritime Corp.(b)	19,761,570
242,300	GulfMark Offshore, Inc.(a)(b)	13,258,656
732,800	Halliburton Co.	28,821,024
275,100	Helmerich & Payne, Inc.	12,893,937
28,700	Independent Tankers Corp., Ltd.(a)	47,925
504,500	Marathon Oil Corp.	23,005,200
196,300	Massey Energy Co.	7,164,950
355,100	Murphy Oil Corp.	29,167,914
414,700	Nabors Industries, Ltd.(a)	14,004,419
103,800	National Oilwell Varco, Inc.(a)	6,059,844
232,500	Norfolk Southern Corp.	12,629,400
550,500	Occidental Petroleum Corp.	40,280,085
186,700	Peabody Energy Corp.	9,521,700
195,900	Smith International, Inc.	12,582,657
149,400	Superior Energy Services, Inc.(a)	5,919,228
176,390	Transocean, Inc.(a)	23,847,928
311,900	Union Drilling, Inc.(a)	5,455,131
195,300	Unit Corp.(a)	11,063,745
157,300	Walter Industries, Inc.	9,851,699
275,598	Weatherford International, Ltd.(a)(b)	19,972,587
81,441	XTO Energy, Inc.	5,037,940

Total Common Stocks (Cost $520,835,558)		612,776,828

Short-Term Investments (1.1%)
$6,599,712	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.63%, 04/01/08#	6,599,712

Total Short-Term Investments (Cost $6,599,712)		6,599,712

10 Schedule of Investments

Shares or Principal Amount		Value

Other Securities (6.8%)
42,616,749	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%	$42,616,749

Total Other Securities (Cost $42,616,749)		42,616,749
Total Investments 105.7% (Cost $570,052,019)		661,993,289
Liabilities Less Other Assets (5.7)%		(35,460,343)

Net Assets 100.0%		$626,532,946

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.

ADR	American Depositary Receipt

Schedule of Investments 11

ICON Energy Fund
Industry Composition
March 31, 2008
(Unaudited)

Integrated Oil & Gas	43.3%
Oil & Gas Drilling	17.8%
Oil & Gas Equipment & Services	16.5%
Oil & Gas Exploration & Production	6.9%
Oil & Gas Storage & Transportation	4.1%
Railroads	3.5%
Coal & Consumable Fuels	2.6%
Industrial Conglomerates	1.6%
Industrial Machinery	1.5%

Percentages are based upon net assets.

12 Schedule of Investments

ICON Financial Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.4%)
110,200	Aflac, Inc.	$7,157,490
176,200	Allianz SE - ADR	3,464,092
138,000	Annaly Capital Management, Inc. - REIT	2,114,160
223,600	Anworth Mortgage Asset Corp. - REIT	1,370,668
157,100	Arbor Realty Trust, Inc. - REIT	2,369,068
212,300	Assured Guaranty, Ltd.	5,040,002
69,400	Automatic Data Processing, Inc.	2,941,866
36,900	Banco de Chile - ADR	1,962,342
118,700	Banco Santander Central Hispano S.A. - ADR	2,366,878
313,800	Bank of America Corp.	11,896,158
145,300	Bank of New York Mellon Corp.	6,063,369
163,300	BB&T Corp.	5,235,398
110,200	Capital One Financial Corp.	5,424,044
110,100	Cash America International, Inc.	4,007,640
150,000	Citigroup, Inc.	3,213,000
105,300	Credicorp, Ltd.	7,554,222
102,500	Discover Financial Services	1,677,925
13,000	Everest Re Group, Ltd.	1,163,890
225,900	EZCORP, Inc.(a)	2,780,829
66,900	Fannie Mae	1,760,808
112,500	Federated Investors, Inc.	4,405,500
146,400	FirstMerit Corp.	3,024,624
490,100	Flagstar Bancorp, Inc.	3,538,522
72,000	Freddie Mac	1,823,040
81,500	ING Group N.V. - ADR	3,045,655
27,800	Jones Lang LaSalle, Inc.	2,150,052
254,300	JPMorgan Chase & Co.	10,922,185
45,000	M&T Bank Corp.	3,621,600
72,400	Manulife Financial Corp.	2,749,752
4,500	Markel Corp.(a)	1,979,865
20,900	Mastercard, Inc. - Class A	4,660,491
45,400	MetLife, Inc.	2,735,804
89,000	Morgan Stanley	4,067,300
69,700	NASDAQ Stock Market, Inc.(a)	2,694,602
33,700	PartnerRe, Ltd.	2,571,310
234,900	People’s United Financial, Inc.	4,066,119
57,700	PNC Financial Services Group, Inc.	3,783,389
65,300	Redwood Trust, Inc. - REIT	2,373,655
168,900	Regions Financial Corp.	3,335,775
23,300	RenaissanceRe Holdings, Ltd.	1,209,503
90,100	SEI Investments Co.	2,224,569
231,400	Selective Insurance Group, Inc.	5,525,832
83,400	StanCorp Financial Group, Inc.	3,979,014

Schedule of Investments 13

Shares or Principal Amount		Value

114,300	State Auto Financial Corp.	$3,329,559
64,600	State Street Corp.	5,103,400
116,500	Sterling Financial Corp.	1,818,565
35,700	SunTrust Banks, Inc.	1,968,498
179,900	Synovus Financial Corp.	1,989,694
175,000	TCF Financial Corp.	3,136,000
136,400	TD Ameritrade Holding Corp.(a)	2,251,964
104,100	The Charles Schwab Corp.	1,960,203
22,600	The Goldman Sachs Group, Inc.	3,737,814
73,400	The Hanover Insurance Group, Inc.	3,019,676
33,300	Transatlantic Holdings, Inc.	2,209,455
295,900	U.S. Bancorp	9,575,324
122,700	Waddell & Reed Financial, Inc. - Class A	3,942,351
174,700	Washington Federal, Inc.	3,990,148
453,300	Wells Fargo & Co.	13,191,030
132,000	World Acceptance Corp.(a)	4,204,200
125,000	Zions Bancorp	5,693,750

Total Common Stocks (Cost $234,765,513)		231,173,638

Short-Term Investments (4.9%)
$11,384,310	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.63%, 04/01/08#	11,384,310

Total Short-Term Investments (Cost $11,384,310)		11,384,310

Underlying Security/
Expiration Date/
Exercise Price	Contracts	Value

Call Options Purchased (0.3%)
Bank of America Corp.,
Expiration January 2009,
Exercise Price $40.00	275	116,325
JPMorgan Chase & Co.,
Expiration January 2009,
Exercise Price $42.50	700	455,000

Total Call Options Purchased (Cost $590,550)		571,325
Total Investments 104.6% (Cost $246,740,373)		243,129,273
Liabilities Less Other Assets (4.6)%		(10,638,588)

Net Assets 100.0%		$232,490,685

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

14 Schedule of Investments

ICON Financial Fund
Industry Composition
March 31, 2008
(Unaudited)

Diversified Banks	14.8%
Regional Banks	14.4%
Other Diversified Financial Services	12.5%
Asset Management & Custody Banks	9.4%
Property & Casualty Insurance	8.2%
Consumer Finance	7.7%
Life & Health Insurance	7.2%
Thrifts & Mortgage Finance	6.5%
Investment Banking & Brokerage	5.2%
Mortgage REITS	3.5%
Data Processing & Outsourced Services	3.3%
Reinsurance	3.1%
Multi-Line Insurance	1.5%
Specialized Finance	1.2%
Real Estate Management & Development	0.9%

Percentages are based upon net assets.

Schedule of Investments 15

ICON Healthcare Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (98.1%)
112,400	Aetna, Inc.	$4,730,916
50,000	Aflac, Inc.	3,247,500
40,000	Air Methods Corp.(a)(b)	1,934,800
216,434	Amedisys, Inc.(a)(b)	8,514,514
125,000	AmerisourceBergen Corp.	5,122,500
247,300	Amgen, Inc.(a)	10,332,194
146,400	Barr Pharmaceuticals, Inc.(a)	7,072,584
30,000	Biogen Idec, Inc.(a)	1,850,700
30,000	C.R. Bard, Inc.(b)	2,892,000
75,000	Cardinal Health, Inc.	3,938,250
85,000	Celgene Corp.(a)	5,209,650
70,000	Cephalon, Inc.(a)(b)	4,508,000
50,000	CIGNA Corp.	2,028,500
100,000	Cubist Pharmaceuticals, Inc.(a)	1,842,000
125,000	DaVita, Inc.(a)	5,970,000
242,600	Eli Lilly & Co.	12,515,734
80,000	Express Scripts, Inc.(a)	5,145,600
145,000	Forest Laboratories, Inc.(a)	5,801,450
85,000	Fresenius Medical Care AG & Co. KGaA - ADR	4,277,200
60,000	Genentech, Inc.(a)(b)	4,870,800
100,000	Genzyme Corp.(a)	7,454,000
72,500	Gilead Sciences, Inc.(a)	3,735,925
100,000	Henry Schein, Inc.(a)	5,740,000
650,000	Johnson & Johnson, Inc.	42,165,500
192,300	K-V Pharmaceutical Co.(a)(b)	4,799,808
125,000	Laboratory Corp. of America Holdings(a)	9,210,000
49,000	LifeCell Corp.(a)	2,059,470
100,000	Lincare Holdings, Inc.(a)	2,811,000
150,000	McKesson Corp.	7,855,500
215,800	MedcoHealth Solutions, Inc.(a)	9,449,882
90,000	Medtronic, Inc.	4,353,300
300,000	Merck & Co., Inc.	11,385,000
100,000	Owens & Minor, Inc.(b)	3,934,000
550,000	Pfizer, Inc.	11,511,500
150,000	PSS World Medical, Inc.(a)	2,499,000
100,000	Quest Diagnostics, Inc.	4,527,000
40,000	ResMed, Inc.(a)(b)	1,687,200
75,000	Roche Holdings, Ltd. - ADR(b)	7,086,345
300,000	Schering-Plough Corp.	4,323,000
100,000	St. Jude Medical, Inc.(a)	4,319,000
61,400	Stryker Corp.	3,994,070
200,000	Teva Pharmaceutical Industries, Ltd. - ADR(b)	9,238,000
100,000	VCA Antech, Inc.(a)	2,735,000

Total Common Stocks (Cost $264,137,081)		268,678,392

16 Schedule of Investments

Shares or Principal Amount		Value

Other Securities (14.3%)
39,111,579	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%	$39,111,579

Total Other Securities (Cost $39,111,579)		39,111,579
Total Investments 112.4% (Cost $303,248,660)		307,789,971
Liabilities Less Other Assets (12.4)%		(33,968,864)

Net Assets 100.0%		$273,821,107

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2008.

ADR	American Depositary Receipt

Schedule of Investments 17

ICON Healthcare Fund
Industry Composition
March 31, 2008
(Unaudited)

Pharmaceuticals	42.4%
Health Care Services	18.9%
Biotechnology	15.3%
Health Care Distributors	10.6%
Health Care Equipment	6.3%
Managed Health Care	2.4%
Life & Health Insurance	1.2%
Health Care Facilities	1.0%

Percentages are based upon net assets.

18 Schedule of Investments

ICON Industrials Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (96.5%)
60,000	ABB, Ltd. - ADR	$1,615,200
25,000	ABM Industries, Inc.	561,000
35,000	Actuant Corp. - Class A	1,057,350
5,000	Alliant Techsystems, Inc.(a)(b)	517,650
50,000	Allied Waste Industries, Inc.(a)	540,500
50,000	American Railcar Industries, Inc.(b)	1,016,500
15,000	AMETEK, Inc.	658,650
50,000	Arkansas Best Corp.(b)	1,593,000
30,000	Astec Industries, Inc.(a)	1,162,800
35,000	Burlington Northern Santa Fe Corp.	3,227,700
33,700	Canadian National Railway Co. - ADR	1,628,384
15,000	Carlisle Cos., Inc.	501,600
50,000	Caterpillar, Inc.	3,914,500
20,000	Celadon Group, Inc.(a)	193,600
45,000	Con-Way, Inc.(b)	2,226,600
15,000	Copa Holdings S.A. - Class A	571,650
30,000	CSX Corp.	1,682,100
30,000	Cummins, Inc.	1,404,600
25,000	Danaher Corp.	1,900,750
17,000	Diana Shipping, Inc.(b)	447,440
25,000	DRS Technologies, Inc.	1,457,000
15,000	DryShips, Inc.(b)	898,650
57,900	Dynamex, Inc.(a)	1,464,870
8,600	Eaton Corp.	685,162
16,000	Esterline Technologies Corp.(a)	805,920
15,000	Genco Shipping & Trading, Ltd.(b)	846,450
25,000	General Dynamics Corp.	2,084,250
530,000	General Electric Co.	19,615,300
25,000	Goodrich Corp.	1,437,750
10,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	569,900
31,500	Illinois Tool Works, Inc.	1,519,245
35,000	Kirby Corp.(a)	1,995,000
20,000	L-3 Communications Holdings, Inc.	2,186,800
28,000	Lockheed Martin Corp.	2,780,400
30,000	Manpower, Inc.	1,687,800
78,800	Masco Corp.(b)	1,562,604
25,000	Moog, Inc. - Class A(a)	1,055,250
11,700	MSC Industrial Direct Co., Inc. - Class A	494,325
50,000	Navios Maritime Holdings, Inc.	464,000
59,000	Norfolk Southern Corp.	3,204,880
30,000	Northrop Grumman Corp.	2,334,300

Schedule of Investments 19

Shares or Principal Amount		Value

50,000	Old Dominion Freight Line, Inc.(a)(b)	$1,591,500
67,000	Pacer International, Inc.	1,100,810
15,000	Parker Hannifin Corp.	1,039,050
40,000	Raytheon Co.	2,584,400
40,000	Republic Airways Holdings, Inc.(a)	866,400
18,000	Robert Half International, Inc.	463,320
25,000	Ryder System, Inc.	1,522,750
140,000	Saia, Inc.(a)	2,220,400
15,000	Siemens AG - ADR	1,634,100
38,400	Simpson Manufacturing Co., Inc.(b)	1,043,712
32,200	SkyWest, Inc.	680,064
55,000	Tata Motors, Ltd. - ADR(b)	859,100
27,500	Textron, Inc.	1,524,050
39,300	The Manitowoc Co., Inc.	1,603,440
10,000	The Toro Co.	413,900
35,000	TrueBlue, Inc.(a)	470,400
25,000	Union Pacific Corp.	3,134,500
58,000	United Technologies Corp.	3,991,560
33,100	Universal Forest Products, Inc.	1,065,820
17,500	Valmont Industries, Inc.(b)	1,538,075
6,300	W.W. Grainger, Inc.	481,257
25,000	Walter Industries, Inc.	1,565,750
13,300	Watsco, Inc.(b)	550,886
25,000	WESCO International, Inc.(a)	912,250

Total Common Stocks (Cost $103,011,753)		108,428,924
Short-Term Investments (6.8%)
$7,594,993	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.63%, 04/01/08#	7,594,993

Total Short-Term Investments (Cost $7,594,993)		7,594,993
Other Securities (11.1%)
12,512,822	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%	12,512,822

Total Other Securities (Cost $12,512,822)		12,512,822
Total Investments 114.4% (Cost $123,119,568)		128,536,739
Liabilities Less Other Assets (14.4)%		(16,219,387)

Net Assets 100.0%		$112,317,352

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.

ADR	American Depositary Receipt

20 Schedule of Investments

ICON Industrials Fund
Industry Composition
March 31, 2008
(Unaudited)

Industrial Conglomerates	22.2%
Aerospace & Defense	19.0%
Railroads	11.4%
Construction & Farm Machinery & Heavy Trucks	9.2%
Trucking	8.4%
Industrial Machinery	6.8%
Marine	4.2%
Building Products	3.2%
Human Resource & Employment Services	2.3%
Air Freight & Logistics	2.3%
Trading Companies & Distributors	2.1%
Heavy Electrical Equipment	1.4%
Airlines	1.4%
Environmental & Facilities Services	1.0%
Electrical Components & Equipment	0.6%
Diversified Commercial & Professional Services	0.5%
Airport Services	0.5%

Percentages are based upon net assets.

Schedule of Investments 21

ICON Information Technology Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (100.4%)
60,300	Anixter International, Inc.(a)(b)	$3,861,612
117,100	AU Optronics Corp. - ADR(b)	2,012,949
130,000	Avnet, Inc.(a)	4,254,900
50,000	Bankrate, Inc.(a)(b)	2,494,500
68,600	Canon, Inc. - ADR(b)	3,180,982
146,600	Cisco Systems, Inc.(a)	3,531,594
123,500	Cognizant Technology Solutions Corp.(a)	3,560,505
50,000	Fidelity National Information Services, Inc.	1,907,000
83,700	Fiserv, Inc.(a)	4,025,133
129,300	Flextronics International, Ltd.(a)	1,214,127
2,500	Google, Inc. - Class A(a)(b)	1,101,175
93,300	Hewlett-Packard Co.	4,260,078
234,600	Intel Corp.	4,968,828
147,400	International Business Machines Corp.	16,971,636
100,000	Intuit, Inc.(a)	2,701,000
24,600	Mastercard, Inc. - Class A(b)	5,485,554
52,400	MEMC Electronic Materials, Inc.(a)	3,715,160
116,400	MICROS Systems, Inc.(a)	3,918,024
450,000	Microsoft Corp.	12,771,000
40,000	NDS Group PLC - ADR(a)	1,954,800
96,900	Open Text Corp.(a)(b)	3,033,939
230,900	Oracle Corp.(a)	4,516,404
179,700	QUALCOMM, Inc.	7,367,700
51,000	Research In Motion, Ltd.(a)	5,723,730
45,800	SAP AG - ADR(b)	2,270,306
95,200	ScanSource, Inc.(a)	3,445,288
90,000	Seagate Technology	1,884,600
100,000	SYNNEX Corp.(a)	2,122,000
162,500	Western Digital Corp.(a)	4,394,000
292,400	Xerox Corp.	4,377,228

Total Common Stocks (Cost $112,661,049)		127,025,752
Other Securities (17.1%)
21,649,216	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%	21,649,216

Total Other Securities (Cost $21,649,216)		21,649,216
Total Investments 117.5% (Cost $134,310,265)		148,674,968
Liabilities Less Other Assets (17.5)%		(22,126,966)

Net Assets 100.0%		$126,548,002

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2008.

ADR	American Depositary Receipt

22 Schedule of Investments

ICON Information Technology Fund
Industry Composition
March 31, 2008
(Unaudited)

Computer Hardware	16.8%
Systems Software	16.8%
Communications Equipment	13.1%
Technology Distributors	10.8%
Data Processing & Outsourced Services	9.0%
Office Electronics	6.0%
Application Software	5.4%
Internet Software & Services	5.3%
Computer Storage & Peripherals	5.0%
Semiconductors	3.9%
Semiconductor Equipment	2.9%
IT Consulting & Other Services	2.8%
Electronic Equipment Manufacturers	1.6%
Electronic Manufacturing Services	1.0%

Percentages are based upon net assets.

Schedule of Investments 23

ICON Leisure and Consumer Staples Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.4%)
23,400	Anheuser-Busch Cos., Inc.	$1,110,330
22,300	Archer Daniels Midland Co.	917,868
20,500	Avon Products, Inc.	810,570
19,700	Bob Evans Farms, Inc.(a)(b)	543,523
22,800	Brinker International, Inc.	422,940
15,300	British American Tobacco PLC - ADR	1,158,975
29,100	CBRL Group, Inc.	1,040,907
18,500	Central European Distribution Corp.(a)(b)	1,076,515
4,000	CF Industries Holdings, Inc.	414,480
12,400	Church & Dwight Co., Inc.	672,576
26,300	Coca-Cola Enterprises, Inc.	636,460
14,300	Colgate-Palmolive Co.	1,114,113
50,800	Comcast Corp. - Class A	982,472
13,300	Corn Products International, Inc.	493,962
6,800	Ctrip.com International, Ltd. - ADR	360,536
35,000	CVS Caremark Corp.	1,417,850
32,000	Darden Restaurants, Inc.	1,041,600
25,200	Fresh Del Monte Produce, Inc.(a)	917,280
12,800	H.J. Heinz Co.	601,216
10,100	Hasbro, Inc.	281,790
13,200	Hormel Foods Corp.	549,912
20,700	Jack in the Box, Inc.(a)	556,209
13,400	Kimberly-Clark Corp.	864,970
29,100	Kroger Co.	739,140
18,500	Marriott International, Inc. - Class A	635,660
38,200	Mattel, Inc.	760,180
9,000	McCormick & Co., Inc.	332,730
44,100	McCormick & Schmick’s Seafood Restaurants, Inc.(a)	513,765
17,300	Molson Coors Brewing Co. - Class B	909,461
9,300	Monsanto Co.	1,036,950
12,200	Morningstar, Inc.(a)	748,470
33,736	News Corp. - Class A	632,550
27,300	PepsiCo, Inc.	1,971,060
21,500	Polaris Industries, Inc.(a)(b)	881,715
29,400	Pool Corp.(a)(b)	555,366
39,700	Procter & Gamble Co.	2,781,779
46,100	Rentrak Corp.(a)	556,888
10,400	Reynolds American, Inc.	613,912
15,700	Royal Caribbean Cruises, Ltd.(a)(b)	516,530
20,800	Scholastic Corp.(a)	629,616
29,300	Sonic Corp.(a)(b)	645,772
24,300	Starbucks Corp.(a)	425,250
5,500	The Andersons, Inc.(a)(b)	245,355
36,200	The DIRECTV Group, Inc.(a)	897,398
21,800	The Pepsi Bottling Group, Inc.	739,238

24 Schedule of Investments

Shares or Principal Amount		Value

54,170	The Walt Disney Co.	$1,699,854
14,300	Unilever PLC - ADR	482,196
18,100	UST, Inc.	986,812
27,600	Viacom, Inc. - Class B(a)	1,093,512
35,900	Wal-Mart Stores, Inc.	1,891,212
5,300	Wimm-Bill-Dann Foods OJSC - ADR	543,144
8,400	Yum! Brands, Inc.	312,564

Total Common Stocks (Cost $41,728,924)		42,765,133
Short-Term Investments (0.2%)
$67,397	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.63%, 04/01/08#	67,397

Total Short-Term Investments (Cost $67,397)		67,397
Other Securities (9.1%)
3,921,114	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%	3,921,114

Total Other Securities (Cost $3,921,114)		3,921,114
Total Investments 108.7% (Cost $45,717,435)		46,753,644
Liabilities Less Other Assets (8.7)%		(3,740,764)

Net Assets 100.0%		$43,012,880

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.

ADR	American Depositary Receipt

Schedule of Investments 25

ICON Leisure and Consumer Staples Fund
Industry Composition
March 31, 2008
(Unaudited)

Restaurants	12.8%
Household Products	12.7%
Movies & Entertainment	9.2%
Soft Drinks	7.8%
Tobacco	6.4%
Packaged Foods & Meats	5.9%
Leisure Products	5.7%
Agricultural Products	5.3%
Brewers	4.7%
Hypermarkets & Super Centers	4.4%
Broadcasting & Cable TV	4.4%
Hotels Resorts & Cruise Lines	3.5%
Fertilizers & Agricultural Chemicals	3.4%
Drug Retail	3.3%
Publishing	3.2%
Distillers & Vintners	2.5%
Personal Products	1.9%
Food Retail	1.7%
Food Distributors	0.6%

Percentages are based upon net assets.

26 Schedule of Investments

ICON Materials Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.6%)
75,000	Air Products & Chemical, Inc.	$6,900,000
75,000	Airgas, Inc.	3,410,250
103,000	Albemarle Corp.	3,761,560
140,000	Alcoa, Inc.	5,048,400
15,000	Allegheny Technologies, Inc.(a)(b)	1,070,400
50,000	ArcelorMittal — Class A(a)(b)	4,090,000
75,000	Arch Chemicals, Inc.	2,794,500
76,000	Ball Corp.	3,491,440
25,000	Bemis Co., Inc.	635,750
20,000	BHP Billiton, Ltd. - ADR(a)(b)	1,317,000
8,300	Burlington Northern Santa Fe Corp.	765,426
30,000	Celanese Corp., Series A	1,171,500
59,900	Cemex S.A.B. de C.V. - ADR(a)(b)	1,564,588
20,000	CF Industries Holdings, Inc.	2,072,400
62,600	Companhia Vale do Rio Doce - ADR(a)(b)	2,168,464
35,900	CRH PLC - ADR(a)(b)	1,376,765
20,000	Crown Holdings, Inc.	503,200
8,800	Diamond Offshore Drilling, Inc.	1,024,320
125,000	Dow Chemical Co.	4,606,250
150,000	Freeport-McMoRan Copper & Gold, Inc. - Class B	14,433,000
60,000	Greif, Inc. - Class A	4,075,800
59,700	H.B. Fuller Co.	1,218,477
107,000	Hercules, Inc.	1,957,030
45,000	Lubrizol Corp.	2,497,950
17,900	Martin Marietta Materials, Inc.(a)(b)	1,900,443
205,000	Monsanto Co.	22,857,500
117,200	Newmont Mining Corp.	5,309,160
50,000	NN, Inc.	486,500
12,400	Norfolk Southern Corp.	673,568
30,000	Old Dominion Freight Line, Inc.(a)(b)	954,900
35,000	Pactiv Corp.	917,350
50,000	PPG Industries, Inc.	3,025,500
44,000	Praxair, Inc.	3,706,120
20,000	Reliance Steel & Aluminum Co.	1,197,200
100,000	RPM International, Inc.	2,094,000
15,000	Ryder System, Inc.	913,650
75,000	Sealed Air Corp.	1,893,750
70,000	Sonoco Products Co.	2,004,100
6,700	Southern Copper Corp.(a)(b)	695,661
40,000	Terra Industries, Inc.	1,421,200
85,000	The Valspar Corp.	1,686,400
4,026	Transocean, Inc.	544,316
10,000	Union Pacific Corp.	1,253,800

Schedule of Investments 27

Shares or Principal Amount		Value

17,900	Vulcan Materials Co.(a)(b)	$1,188,560
50,000	Worthington Industries, Inc.(a)(b)	843,500

Total Common Stocks (Cost $109,692,275)		127,521,648
Short-Term Investments (1.4%)
$1,733,210	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.63%, 04/01/08#	1,733,210

Total Short-Term Investments (Cost $1,733,210)		1,733,210
Other Securities (12.5%)
16,103,358	Brown Brothers Harriman Securities Lending Investment Fund, 3.03%	16,103,358

Total Other Securities (Cost $16,103,358)		16,103,358
Total Investments 113.5% (Cost $127,528,843)		145,358,216
Liabilities Less Other Assets (13.5)%		(17,343,727)

Net Assets 100.0%		$128,014,489

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of March 31, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of March 31, 2008.

ADR	American Depositary Receipt

28 Schedule of Investments

ICON Materials Fund
Industry Composition
March 31, 2008
(Unaudited)

Fertilizers & Agricultural Chemicals	20.6%
Diversified Metals & Mining	14.5%
Specialty Chemicals	11.0%
Industrial Gases	11.0%
Diversified Chemicals	7.5%
Metal & Glass Containers	7.0%
Steel	6.0%
Construction Materials	4.7%
Gold	4.2%
Aluminum	3.9%
Paper Packaging	3.6%
Railroads	2.1%
Trucking	1.4%
Oil & Gas Drilling	1.2%
Commodity Chemicals	0.9%

Percentages are based upon net assets.

Schedule of Investments 29

ICON Telecommunication & Utilities Fund
Schedule of Investments
March 31, 2008 (unaudited)

Shares or Principal Amount		Value

Common Stocks (99.0%)
66,200	Allegheny Energy, Inc.	$3,343,100
53,406	America Movil S.A.B. de C.V. - ADR	3,401,428
70,000	American Electric Power Co., Inc.	2,914,100
722,000	AT&T, Inc.	27,652,600
5,000	China Mobile, Ltd. - ADR	375,050
15,100	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	669,383
59,100	Constellation Energy Group, Inc.	5,216,757
62,200	Dominion Resources, Inc. of Virginia	2,540,248
25,100	DRS Technologies, Inc.	1,462,828
96,000	Edison International	4,705,920
111,600	El Paso Electric Co.(a)	2,384,892
15,500	Entergy Corp.	1,690,740
20,000	Exelon Corp.	1,625,400
16,000	First Energy Corp.	1,097,920
43,000	FPL Group, Inc.	2,697,820
200,000	France Telecom S.A. - ADR	6,716,000
13,800	L-3 Communications Holdings, Inc.	1,508,892
10,000	Lockheed Martin Corp.	993,000
4,500	Millicom International Cellular S.A.(a)	425,475
6,000	Mobile TeleSystems - ADR	455,100
26,000	Pepco Holdings, Inc.	642,720
78,500	Premiere Global Services, Inc.(a)	1,125,690
27,500	Progress Energy, Inc.	1,146,750
130,000	Public Service Enterprise	5,224,700
21,200	RWE AG - ADR	2,628,291
52,300	Southern Co.	1,862,403
82,400	Swisscom AG - ADR	2,834,700
25,100	Tele Norte Leste Participacoes S.A. - ADR	666,154
88,966	Telefonica S.A. - ADR	7,696,449
39,300	Telefonos de Mexico S.A. de C.V. - ADR	1,477,680
43,700	Telenor ASA - ADR	2,515,324
139,100	Verizon Communications, Inc.	5,070,195
30,000	Vimpel-Communications - ADR	896,700
60,000	Xcel Energy, Inc.	1,197,000

Total Investments 99.0% (Cost $101,699,218)		106,861,409
Other Assets Less Liabilities 1.0%		1,037,212

Net Assets 100.0%		$107,898,621

The accompanying notes are an integral part of the financial statements.

(a)	Non-income producing security.

ADR	American Depositary Receipt

30 Schedule of Investments

ICON Telecommunication & Utilities Fund
Industry Composition
March 31, 2008
(Unaudited)

Integrated Telecommunication Services	50.5%
Electric Utilities	22.4%
Multi-Utilities	10.7%
Wireless Telecommunication Services	5.2%
Independent Power Producers & Energy Traders	4.8%
Aerospace & Defense	3.7%
Alternative Carriers	1.1%
Water Utilities	0.6%

Percentages are based upon net assets.

Schedule of Investments 31

Statements of Assets and Liabilities
March 31, 2008 (unaudited)

	ICON
	Consumer	ICON	ICON	ICON
	Discretionary	Energy	Financial	Healthcare
	Fund	Fund	Fund	Fund

Assets
Investments, at cost	$111,888,695	$570,052,019	$246,740,373	$303,248,660

Investments, at value†	111,531,604	661,993,289	243,129,273	307,789,971
Cash	-	-	-	-
Receivables:
Fund shares sold	97,600	501,586	212,116	196,809
Investments sold	—	8,033,288	3,748,669	9,093,257
Interest	8,302	50,009	515	27,380
Dividends	88,581	177,769	456,887	272,167
Other assets	27,780	77,502	34,608	59,237

Total Assets	$111,753,867	670,833,443	247,582,068	317,438,821

Liabilities
Payables:
Due to custodian bank	82,114	-	1,558,080	3,619,271
Investments bought	8,105,051	-	13,137,954	-
Payable for collateral received on securities loaned	9,735,254	42,616,749	-	39,111,579
Fund shares redeemed	72,931	1,010,845	170,297	505,726
Advisory fees	59,575	531,798	180,174	270,482
Fund accounting fees	1,934	4,352	2,630	3,121
Transfer agent fees	33,504	69,473	15,131	73,364
Administration fees	2,919	26,040	8,647	13,361
Trustee fees	4,248	37,814	12,730	18,914
Accrued expenses	12,842	3,426	5,740	1,896

Total Liabilities	18,110,372	44,300,497	15,091,383	43,617,714

Net Assets	$93,643,495	$626,532,946	$232,490,685	$273,821,107

Net Assets Consist of
Paid-in capital	$92,921,854	$439,250,568	$253,814,740	$269,903,963
Accumulated undistributed net investment income/(loss)	(44,535)	1,736,492	1,211,385	(445,409)
Accumulated undistributed net realized gain/(loss) from investment transactions	1,123,267	93,604,616	(18,924,340)	(178,758)
Unrealized appreciation/ (depreciation) on investment transactions	(357,091)	91,941,270	(3,611,100)	4,541,311

Net Assets	$93,643,495	$626,532,946	$232,490,685	$273,821,107

Shares outstanding (unlimited shares authorized no par value)	12,042,697	20,966,993	22,829,473	20,375,781
Net asset value (offering and redemption price per share)	$7.78	$29.88	$10.18	$13.44

†	Includes securities on loan of $9,704,194, $41,959,832, $0, $38,579,165, $12,263,527, $21,408,930, $3,884,958, $15,889,236, and $0.

The accompanying notes are an integral part of the financial statements.

32 Financial Statements

	ICON
ICON	Information	ICON Leisure	ICON	ICON
Industrials	Technology	and Consumer	Materials	Telecommunication
Fund	Fund	Staples Fund	Fund	& Utilities Fund

$123,119,568	$134,310,265	$45,717,435	$127,528,843	$101,699,218

128,536,739	148,674,968	46,753,644	145,358,216	106,861,409
—	-	-	8,415	-

30,859	29,730	19,633	406,808	117,754
—	6,109,085	407,157	297,964	3,725,377
13,450	31,853	10,744	13,276	-
231,264	20,723	69,056	160,912	196,429
41,503	41,042	19,726	36,846	42,022

128,853,815	154,907,401	47,279,960	146,282,437	110,942,991

—	6,292,488	-	-	2,681,624
3,755,321	-	202,547	1,805,722	-

12,512,822	21,649,216	3,921,114	16,103,358	-
114,961	188,605	46,364	189,894	178,190
83,437	126,491	36,729	106,938	98,296
2,226	2,067	1,791	2,081	1,992
17,229	42,922	16,834	21,199	40,195
4,111	6,182	1,742	5,124	4,608
5,910	8,855	2,586	7,536	6,902
40,446	42,573	37,373	26,096	32,563

16,536,463	28,359,399	4,267,080	18,267,948	3,044,370

$112,317,352	$126,548,002	$43,012,880	$128,014,489	$107,898,621

$107,898,103	$137,032,111	$42,910,540	$108,395,946	$107,482,071

189,488	(757,653)	(411)	204,860	731,095

(1,187,410)	(24,091,159)	(933,458)	1,584,310	(5,476,736)

5,417,171	14,364,703	1,036,209	17,829,373	5,162,191

$112,317,352	$126,548,002	$43,012,880	$128,014,489	$107,898,621

12,000,278	13,948,186	5,246,481	10,431,137	14,235,983

$9.36	$9.07	$8.20	$12.27	$7.58

Financial Statements 33

Statements of Operations
For the period ended March 31, 2008 (unaudited)

	ICON
	Consumer	ICON	ICON	ICON
	Discretionary	Energy	Financial	Healthcare
	Fund	Fund	Fund	Fund

Investment Income
Interest	$26,395	$167,599	$56,029	$124,730
Dividends	312,849	5,568,356	2,247,439	1,724,660
Income from securities lending, net	19,766	175,259	-	99,685
Foreign taxes withheld	-	-	-	-

Total Investment Income	359,010	5,911,214	2,303,468	1,949,075

Expenses
Advisory fees	258,500	3,594,133	948,659	2,021,216
Fund accounting fees	7,242	85,946	23,319	49,088
Transfer agent fees	38,798	161,757	54,887	148,740
Administration fees	12,041	169,830	44,137	93,913
Audit fees	7,750	7,750	7,750	7,750
Registration fees	14,314	26,547	15,735	22,672
Insurance expense	3,623	26,164	6,947	16,619
Trustee fees and expenses	3,813	18,665	4,423	10,193
Interest expense	23,315	14,477	18,994	32,327
Other expenses	34,919	80,359	2,224	43,762

Total expenses before transfer agent earnings credit	404,315	4,185,628	1,127,075	2,446,280
Transfer agent earnings credit	(770)	(10,859)	(2,924)	(5,936)

Net Expenses	403,545	4,174,769	1,124,151	2,440,344

Net Investment Income/(Loss)	(44,535)	1,736,445	1,179,317	(491,269)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investment transactions	2,568,857	144,167,092	(18,579,464)	5,836,338
Net realized gain/(loss) from foreign currency translations	-	302	-	-
Change in unrealized net appreciation/(depreciation) on investments	(8,777,502)	(191,574,639)	(22,423,494)	(75,018,378)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions	(6,208,645)	(47,407,245)	(41,002,958)	(69,182,040)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(6,253,180)	$(45,670,800)	$(39,823,641)	$(69,673,309)

The accompanying notes are an integral part of the financial statements.

34 Financial Statements

	ICON
ICON	Information	ICON Leisure	ICON	ICON
Industrials	Technology	and Consumer	Materials	Telecommunication
Fund	Fund	Staples Fund	Fund	& Utilities Fund

$58,378	$34,895	$18,278	$60,226	$92,944
1,027,179	548,257	283,421	923,640	1,530,393

64,963	113,833	37,461	53,674	-
-	(19,159)	-	(150)	-

1,150,520	677,826	339,160	1,037,390	1,623,337

744,965	1,117,386	213,127	645,712	663,305
20,427	28,593	8,881	17,772	18,362
44,899	64,520	40,200	65,316	61,115
34,578	51,874	9,911	30,021	30,833
7,750	7,750	7,750	7,750	7,750
17,784	18,522	10,805	15,752	20,552
5,411	8,835	1,049	3,999	3,852
9,486	11,839	7,038	9,822	9,483
39,854	57,210	92	297	20,929
48,449	72,096	41,432	38,108	58,160

973,603	1,438,625	340,285	834,549	894,341

(2,198)	(3,146)	(681)	(1,974)	(2,052)

971,405	1,435,479	339,604	832,575	892,289

179,115	(757,653)	(444)	204,815	731,048

(1,187,606)	5,331,315	(933,489)	2,982,862	(4,722,323)

-	-	-	-	-

(19,354,996)	(47,055,568)	(3,562,302)	(9,950,851)	(11,885,793)

(20,542,602)	(41,724,253)	(4,495,791)	(6,967,989)	(16,608,116)

$(20,363,487)	$(42,481,906)	$(4,496,235)	$(6,763,174)	$(15,877,068)

Financial Statements 35

Statements of Changes in Net Assets

	ICON Consumer Discretionary Fund
	Period Ended	Year Ended
	March 31,	September 30,
	2008 (Unaudited)	2007

Operations
Net investment income/(loss)	$(44,535)	$(434,551)
Net realized gain/(loss) from investment transactions	2,568,857	9,399,406
Net realized gain/(loss) from foreign currency translations	-	-
Change in net unrealized appreciation/(depreciation) on investments and foreign currency translations	(8,777,502)	(1,555,381)

Net increase/(decrease) in net assets resulting from operations	(6,253,180)	7,409,474

Dividends and Distributions to Shareholders
Net investment income	-	-
Net realized gains	(5,715,433)	-

Net decrease from dividends and distributions	(5,715,433)	-

Fund Share Transactions
Shares sold	87,400,817	89,592,479
Reinvested dividends and distributions	5,647,506	-
Shares repurchased	(81,913,450)	(113,316,789)

Net increase/(decrease) from fund share transactions	11,134,873	(23,724,310)

Total net increase/(decrease) in net assets	(833,740)	(16,314,836)
Net Assets
Beginning of period	94,477,235	110,792,071

End of period	$93,643,495	$94,477,235

Transactions in Fund Shares
Shares sold	10,986,797	6,847,754
Reinvested dividends and distributions	657,451	-
Shares repurchased	(6,986,665)	(8,612,211)

Net increase/(decrease)	4,657,583	(1,764,457)
Shares outstanding beginning of period	7,385,114	9,149,571

Shares outstanding end of period	12,042,697	7,385,114

Purchase and Sales of Investment Securities
(excluding short-term securities)
Purchase of securities	$94,173,782	$200,968,196
Proceeds from sales of securities	92,878,254	225,414,872
Accumulated undistributed net investment income/(loss)	$(44,535)	$-

The accompanying notes are an integral part of the financial statements.

36 Financial Statements

ICON Energy Fund		ICON Financial Fund
Period Ended	Year Ended	Period Ended	Year Ended
March 31,	September 30,	March 31,	September 30,
2008 (Unaudited)	2007	2008 (Unaudited)	2007

$1,736,445	$1,729,511	$1,179,317	$2,783,883

144,167,092	148,157,856	(18,579,464)	32,263,708

302	-	-	-

(191,574,639)	99,930,732	(22,423,494)	(18,892,178)

(45,670,800)	249,818,099	(39,823,641)	16,155,413

(2,043,462)	-	(1,809,844)	(3,859,545)
(177,660,859)	(71,884,906)	(19,270,780)	(15,342,221)

(179,704,321)	(71,884,906)	(21,080,624)	(19,201,766)

67,496,164	240,156,174	145,305,510	72,560,984
172,298,136	66,740,457	20,824,424	18,814,482
(203,961,197)	(457,121,104)	(72,823,916)	(256,853,973)

35,833,103	(150,224,473)	93,306,018	(165,478,507)

(189,542,018)	27,708,720	32,401,753	(168,524,860)

816,074,964	788,366,244	200,088,932	368,613,792

$626,532,946	$816,074,964	$232,490,685	$200,088,932

1,995,975	6,798,155	13,073,569	4,850,768
5,426,713	2,077,847	1,728,168	1,267,822
(6,137,037)	(13,927,421)	(5,965,977)	(17,605,528)

1,285,651	(5,051,419)	8,835,760	(11,486,938)
19,681,342	24,732,761	13,993,713	25,480,651

20,966,993	19,681,342	22,829,473	13,993,713

$480,868,071	$392,001,086	$351,935,148	$292,616,174
615,062,018	574,733,632	165,751,496	477,406,026

$1,736,492	$2,043,509	$1,211,385	$1,841,912

Financial Statements 37

Statements of Changes in Net Assets (continued)

	ICON Healthcare Fund
	Period Ended	Year Ended
	March 31,	September 30,
	2008 (Unaudited)	2007

Operations
Net investment income/(loss)	$(491,269)	$45,860
Net realized gain/(loss) from investment transactions	5,836,338	38,078,093
Change in net unrealized appreciation/(depreciation) on investments	(75,018,378)	(4,357,126)

Net increase/(decrease) in net assets resulting from operations	(69,673,309)	33,766,827

Dividends and Distributions to Shareholders
Net investment income	-	-
Net realized gains	(35,443,355)	(43,433,266)

Net decrease from dividends and distributions	(35,443,355)	(43,433,266)

Fund Share Transactions
Shares sold	96,317,728	181,868,544
Reinvested dividends and distributions	33,320,610	39,813,766
Shares repurchased	(223,987,080)	(384,931,407)

Net increase/(decrease) from fund share transactions	(94,348,742)	(163,249,097)

Total net increase/(decrease) in net assets	(199,465,406)	(172,915,536)
Net Assets
Beginning of period	473,286,513	646,202,049

End of period	$273,821,107	$473,286,513

Transactions in Fund Shares
Shares sold	5,871,617	10,331,471
Reinvested dividends and distributions	2,093,003	2,401,313
Shares repurchased	(14,360,209)	(21,963,906)

Net increase/(decrease)	(6,395,589)	(9,231,122)
Shares outstanding beginning of period	26,771,370	36,002,492

Shares outstanding end of period	20,375,781	26,771,370

Purchase and Sales of Investment Securities
(excluding short-term securities)
Purchase of securities	$103,347,136	$129,819,228
Proceeds from sales of securities	236,161,837	316,128,173
Accumulated undistributed net investment income/(loss)	$(445,409)	$45,860

The accompanying notes are an integral part of the financial statements.

38 Financial Statements

ICON Industrials Fund		ICON Information Technology Fund
Period Ended	Year Ended	Period Ended	Year Ended
March 31,	September 30,	March 31,	September 30,
2008 (Unaudited)	2007	2008 (Unaudited)	2007

$179,115	$181,434	$(757,653)	$(1,190,645)

(1,187,606)	10,093,733	5,331,315	22,583,204

(19,354,996)	15,827,903	(47,055,568)	34,418,793

(20,363,487)	26,103,070	(42,481,906)	55,811,352

(125,130)	(29,288)	-	-
(5,678,288)	(30,562,108)	-	-

(5,803,418)	(30,591,396)	-	-

77,099,134	102,467,349	29,946,218	102,161,768
5,764,952	30,151,213	-	-
(100,118,350)	(78,406,365)	(127,881,092)	(132,996,792)

(17,254,264)	54,212,197	(97,934,874)	(30,835,024)

(43,421,169)	49,723,871	(140,416,780)	24,976,328

155,738,521	106,014,650	266,964,782	241,988,454

$112,317,352	$155,738,521	$126,548,002	$266,964,782

7,310,469	10,027,742	2,724,839	10,238,362
571,353	3,426,275	-	-
(10,348,590)	(7,006,122)	(12,996,843)	(13,770,758)

(2,466,768)	6,447,895	(10,272,004)	(3,532,396)
14,467,046	8,019,151	24,220,190	27,752,586

12,000,278	14,467,046	13,948,186	24,220,190

$111,612,546	$167,987,214	$122,472,814	$191,800,451
136,393,180	140,686,846	219,065,345	225,844,274

$189,488	$135,503	$(757,653)	$-

Financial Statements 39

Statements of Changes in Net Assets (continued)

	ICON Leisure and Consumer
	Staples Fund
	Period Ended	Year Ended
	March 31,	September 30,
	2008 (Unaudited)	2007

Operations
Net investment income/(loss)	$(444)	$749,754
Net realized gain/(loss) from investment transactions	(933,489)	12,220,864
Change in net unrealized appreciation/(depreciation) on investments	(3,562,302)	53,228

Net increase/(decrease) in net assets resulting from operations	(4,496,235)	13,023,846

Dividends and Distributions to Shareholders
Net investment income	(530,094)	(219,627)
Net realized gains	(6,370,211)	(38,584)

Net decrease from dividends and distributions	(6,900,305)	(258,211)

Fund Share Transactions
Shares sold	24,173,076	38,286,389
Reinvested dividends and distributions	6,759,578	238,048
Shares repurchased	(8,094,163)	(87,855,183)

Net increase/(decrease) from fund share transactions	22,838,491	(49,330,746)

Total net increase/(decrease) in net assets	11,441,951	(36,565,111)
Net Assets
Beginning of period	31,570,929	68,136,040

End of period	$43,012,880	$31,570,929

Transactions in Fund Shares
Shares sold	2,392,974	4,103,651
Reinvested dividends and distributions	765,524	23,949
Shares repurchased	(885,392)	(8,551,820)

Net increase/(decrease)	2,273,106	(4,424,220)
Shares outstanding beginning of period	2,973,375	7,397,595

Shares outstanding end of period	5,246,481	2,973,375

Purchase and Sales of Investment Securities
(excluding short-term securities)
Purchase of securities	$42,800,689	$108,060,147
Proceeds from sales of securities	26,465,984	157,645,145
Accumulated undistributed net investment income/(loss)	$(411)	$530,127

The accompanying notes are an integral part of the financial statements.

40 Financial Statements

		ICON Telecommunication &
ICON Materials Fund		Utilities Fund
Period Ended	Year Ended	Period Ended	Year Ended
March 31,	September 30,	March 31,	September 30,
2008 (Unaudited)	2007	2008 (Unaudited)	2007

$204,815	$721,000	$731,048	$1,332,560

2,982,862	28,330,381	(4,722,323)	24,415,452

(9,950,851)	18,977,096	(11,885,793)	7,591,509

(6,763,174)	48,028,477	(15,877,068)	33,339,521

(495,395)	(1,332,635)	(1,083,543)	(1,406,911)
(20,315,377)	(11,756,758)	(15,519,409)	(8,089,030)

(20,810,772)	(13,089,393)	(16,602,952)	(9,495,941)

44,672,892	72,893,695	88,117,470	108,372,109
19,305,814	12,497,890	15,458,710	9,342,455
(39,710,977)	(124,107,302)	(72,706,129)	(151,811,576)

24,267,729	(38,715,717)	30,870,051	(34,097,012)

(3,306,217)	(3,776,633)	(1,609,969)	(10,253,432)

131,320,706	135,097,339	109,508,590	119,762,022

$128,014,489	$131,320,706	$107,898,621	$109,508,590

3,314,608	5,551,693	9,802,520	12,870,519
1,551,914	1,084,886	1,860,254	1,207,036
(2,970,474)	(9,679,280)	(9,336,160)	(17,812,609)

1,896,048	(3,042,701)	2,326,614	(3,735,054)
8,535,089	11,577,790	11,909,369	15,644,423

10,431,137	8,535,089	14,235,983	11,909,369

$64,592,503	$130,657,599	$85,505,773	$165,662,385
56,827,251	186,180,196	69,810,090	208,944,366

$204,860	$495,440	$731,095	$1,083,590

Financial Statements 41

Financial Highlights

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Consumer Discretionary Fund
Period Ended March 31, 2008(unaudited)	$12.79	$(0.01)	$(2.01)	$(2.02)	$-	$(2.99)
Year Ended September 30, 2007	12.11	(0.04)	0.72	0.68	-	-
Year Ended September 30, 2006	13.61	(0.06)	0.79	0.73	-	(2.23)
Year Ended September 30, 2005	12.70	(0.08)	0.99	0.91	-	-
Year Ended September 30, 2004	11.79	(0.05)	0.96	0.91	-	-
Year Ended September 30, 2003	10.12	(0.08)	1.75	1.67	-	-
ICON Energy Fund
Period Ended March 31, 2008(unaudited)	41.46	0.08	(1.88)	(1.80)	(0.11)	(9.67)
Year Ended September 30, 2007	31.88	0.08	12.86	12.94	-	(3.36)
Year Ended September 30, 2006	33.76	(0.06)	(0.89)	(0.95)	(0.08)	(0.85)
Year Ended September 30, 2005	21.81	0.10	11.85	11.95	-	-
Year Ended September 30, 2004	13.70	(0.04)	8.15	8.11	-	-
Year Ended September 30, 2003	11.84	(0.04)	1.90	1.86	-	-
ICON Financial Fund
Period Ended March 31, 2008(unaudited)	14.30	0.08	(2.53)	(2.45)	(0.14)	(1.53)
Year Ended September 30, 2007	14.47	0.13	0.45	0.58	(0.15)	(0.60)
Year Ended September 30, 2006	13.43	0.15	1.84	1.99	(0.09)	(0.86)
Year Ended September 30, 2005	13.36	0.13	0.99	1.12	(0.03)	(1.02)
Year Ended September 30, 2004	10.78	0.04	2.60	2.64	(0.06)	-
Year Ended September 30, 2003	8.84	0.05	1.92	1.97	(0.03)	-

(x)	Calculated using the average share method.
(a)	Not annualized.
(b)	Annualized for periods less than a year.
(c)	Portfolio turnover is calculated at the Fund level and is not annualized.

The accompanying notes are an integral part of the financial statements.

42 Financial Highlights

				Ratio of expenses to		Ratio of net investment
distributions				average net assets		income to average net assets
			Net assets,
Total	Net asset		end of	Before transfer	After transfer	Before transfer	After transfer	Portfolio
dividends and	value, end	Total	period (in	agent earnings	agent earnings	agent earnings	agent earnings	turnover
distributions	of period	return(a)	thousands)	credit(b)	credit(b)	credit(b)	credit(b)	rate(c)

$(2.99)	$7.78	(17.99)%	$93,643	1.57%	1.56%	(0.17)%	(0.17)%	165.36%
-	12.79	5.62%	94,477	1.30%	1.30%	(0.31)%	(0.31)%	144.89%
(2.23)	12.11	6.20%	110,792	N/A	1.32%	N/A	(0.46)%	173.83%
-	13.61	7.17%	169,422	N/A	1.25%	N/A	(0.57)%	157.94%
-	12.70	7.72%	151,922	N/A	1.31%	N/A	(0.38)%	120.63%
-	11.79	16.50%	150,065	N/A	1.40%	N/A	(0.79)%	174.51%

(9.78)	29.88	(5.72)%	626,533	1.15%	1.15%	0.48%	0.48%	66.73%
(3.36)	41.46	43.64%	816,075	1.18%	1.17%	0.23%	0.24%	54.75%
(0.93)	31.88	(2.81)%	788,366	N/A	1.17%	N/A	(0.16)%	22.86%
-	33.76	54.79%	1,008,958	N/A	1.21%	N/A	0.37%	27.51%
-	21.81	59.20%	287,614	N/A	1.35%	N/A	(0.20)%	13.42%
-	13.70	15.71%	55,629	N/A	1.40%	N/A	(0.29)%	42.53%

(1.67)	10.18	(18.95)%	232,491	1.19%	1.19%	1.24%	1.24%	86.07%
(0.75)	14.30	3.84%	200,089	1.21%	1.21%	0.86%	0.86%	93.04%
(0.95)	14.47	15.53%	368,614	N/A	1.20%	N/A	1.10%	153.47%
(1.05)	13.43	8.29%	210,883	N/A	1.26%	N/A	1.00%	170.75%
(0.06)	13.36	24.53%	188,393	N/A	1.32%	N/A	0.34%	114.50%
(0.03)	10.78	22.35%	139,261	N/A	1.34%	N/A	0.54%	142.77%

Financial Highlights 43

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends		Distributions
	value,	investment	and unrealized	Total from	from net		from net
	beginning	income/	gains/(losses)	investment	investment		realized
	of period	(loss)(x)	on investments	operations	income		gains

ICON Healthcare Fund
Period Ended March 31, 2008(unaudited)	$17.68	$(0.02)	$(2.70)	$(2.72)	$-		$(1.52)
Year Ended September 30, 2007	17.95	- (d)	1.19	1.19	-		(1.46)
Year Ended September 30, 2006	17.94	(0.10)	0.38	0.28	-		(0.27)
Year Ended September 30, 2005	13.70	(0.14)	4.42	4.28	-		(0.04)
Year Ended September 30, 2004	12.28	(0.14)	1.56	1.42	-		-
Year Ended September 30, 2003	10.35	(0.09)	2.02	1.93	-		-
ICON Industrials Fund
Period Ended March 31, 2008(unaudited)	10.77	0.01	(1.08)	(1.07)	(0.01)		(0.33)
Year Ended September 30, 2007	13.22	0.02	2.63	2.65	-	(d)	(5.10)
Year Ended September 30, 2006	12.70	(0.04)	0.97	0.93	-		(0.41)
Year Ended September 30, 2005	10.52	(0.04)	2.22	2.18	-		-
Year Ended September 30, 2004	8.80	(0.05)	1.77	1.72	-		-
Year Ended September 30, 2003	7.96	(0.05)	0.89	0.84	-		-
ICON Information Technology Fund
Period Ended March 31, 2008(unaudited)	11.02	(0.04)	(1.91)	(1.95)	-		-
Year Ended September 30, 2007	8.72	(0.05)	2.35	2.30	-		-
Year Ended September 30, 2006	8.70	(0.05)	0.07	0.02	-		-
Year Ended September 30, 2005	7.90	(0.08)	0.88	0.80	-		-
Year Ended September 30, 2004	8.27	(0.08)	(0.29)	(0.37)	-		-
Year Ended September 30, 2003	5.98	(0.08)	2.37	2.29	-		-

(x)	Calculated using the average share method.
(a)	Not annualized.
(b)	Annualized for periods less than a year.
(c)	Portfolio turnover is calculated at the Fund level and is not annualized.
(d)	Amount less than $0.005.

The accompanying notes are an integral part of the financial statements.

44 Financial Highlights

				Ratio of expenses to		Ratio of net investment
distributions				average net assets		income to average net assets
			Net assets,
Total	Net asset		end of	Before transfer	After transfer	Before transfer	After transfer	Portfolio
dividends and	value, end	Total	period (in	agent earnings	agent earnings	agent earnings	agent earnings	turnover
distribution	of period	return(a)	thousands)	credit(b)	credit(b)	credit(b)	credit(b)	rate(c)

$(1.52)	$13.44	(16.74)%	$273,821	1.22%	1.21%	(0.24)%	(0.24)%	26.34%
(1.46)	17.68	7.17%	473,287	1.21%	1.20%	0.00%	0.01%	24.56%
(0.27)	17.95	1.56%	646,202	N/A	1.19%	N/A	(0.55)%	61.37%
(0.04)	17.94	31.39%	682,759	N/A	1.22%	N/A	(0.82)%	47.88%
-	13.70	11.56%	285,670	N/A	1.29%	N/A	(1.04)%	52.72%
-	12.28	18.65%	141,259	N/A	1.34%	N/A	(0.84)%	85.52%

(0.34)	9.36	(10.20)%	112,317	1.31%	1.31%	0.24%	0.24%	75.22%
(5.10)	10.77	28.73%	155,739	1.28%	1.27%	0.15%	0.16%	125.44%
(0.41)	13.22	7.49%	106,015	N/A	1.24%	N/A	(0.30)%	89.38%
-	12.70	20.72%	216,636	N/A	1.24%	N/A	(0.34)%	67.25%
-	10.52	19.55%	209,693	N/A	1.29%	N/A	(0.47)%	45.77%
-	8.80	10.55%	132,554	N/A	1.43%	N/A	(0.64)%	90.49%

-	9.07	(17.70)%	126,548	1.29%	1.29%	(0.68)%	(0.68)%	55.89%
-	11.02	26.38%	266,965	1.23%	1.23%	(0.49)%	(0.49)%	78.66%
-	8.72	0.23%	241,988	N/A	1.25%	N/A	(0.61)%	155.39%
-	8.70	10.13%	220,073	N/A	1.29%	N/A	(0.91)%	152.16%
-	7.90	(4.47)%	244,252	N/A	1.31%	N/A	(0.91)%	189.67%
-	8.27	38.29%	307,972	N/A	1.35%	N/A	(1.16)%	155.39%

Financial Highlights 45

Financial Highlights (continued)

		Income from investment operations			Less dividends and
	Net asset	Net	Net realized		Dividends	Distributions
	value,	investment	and unrealized	Total from	from net	from net
	beginning	income/	gains/(losses)	investment	investment	realized
	of period	(loss)(x)	on investments	operations	income	gains

ICON Leisure and Consumer Staples Fund
Period Ended March 31, 2008(unaudited)	$10.62	$- (d)	$(0.74)	$(0.74)	$(0.13)	$(1.55)
Year Ended September 30, 2007	9.21	0.10	1.33	1.43	(0.02)	- (d)
Year Ended September 30, 2006	11.96	(0.07)	(0.01)	(0.08)	-	(2.67)
Year Ended September 30, 2005	14.51	(0.06)	0.94	0.88	-	(3.43)
Year Ended September 30, 2004	12.42	(0.04)	2.13	2.09	-	-
Year Ended September 30, 2003	11.20	(0.06)	1.28	1.22	-	-
ICON Materials Fund
Period Ended March 31, 2008(unaudited)	15.39	0.02	(0.71)	(0.69)	(0.06)	(2.37)
Year Ended September 30, 2007	11.67	0.08	5.10	5.18	(0.15)	(1.31)
Year Ended September 30, 2006	11.30	0.09	1.09	1.18	(0.02)	(0.79)
Year Ended September 30, 2005	9.05	0.03	2.23	2.26	(0.01)	-
Year Ended September 30, 2004	6.20	0.01	2.87	2.88	(0.03)	-
Year Ended September 30, 2003	5.68	0.03	0.50	0.53	(0.01)	-
ICON Telecommunication & Utilities Fund
Period Ended March 31, 2008(unaudited)	9.20	0.05	(0.70)	(0.65)	(0.06)	(0.91)
Year Ended September 30, 2007	7.66	0.10	2.18	2.28	(0.11)	(0.63)
Year Ended September 30, 2006	8.28	0.13	0.37	0.50	(0.18)	(0.94)
Year Ended September 30, 2005	6.61	0.14	1.61	1.75	(0.08)	-
Year Ended September 30, 2004	5.69	0.07	0.92	0.99	(0.07)	-
Year Ended September 30, 2003	4.78	0.10	0.87	0.97	(0.06)	-

(x)	Calculated using the average share method.
(a)	Not annualized.
(b)	Annualized for periods less than a year.
(c)	Portfolio turnover is calculated at the Fund level and is not annualized.
(d)	Amount less than $0.005.
(e)	Amount less than 0.005%

The accompanying notes are an integral part of the financial statements.

46 Financial Highlights

				Ratio of expenses to		Ratio of net investment
distributions				average net assets		income to average net assets
			Net assets,
Total	Net asset		end of	Before transfer	After transfer	Before transfer		After transfer		Portfolio
dividends and	value, end	Total	period (in	agent earnings	agent earnings	agent earnings		agent earnings		turnover
distributions	of period	return(a)	thousands)	credit(b)	credit(b)	credit(b)		credit(b)		rate(c)

$(1.68)	$8.20	(8.10)%	$43,013	1.60%	1.59%	-	%(e)	-	%(e)	63.13%
(0.02)	10.62	15.61%	31,571	1.41%	1.41%	1.02%		1.02%		150.72%
(2.67)	9.21	0.11%	68,136	N/A	1.54%	N/A		(0.70)%		215.75%
(3.43)	11.96	5.01%	47,410	N/A	1.30%	N/A		(0.45)%		271.72%
-	14.51	16.83%	83,022	N/A	1.33%	N/A		(0.31)%		148.43%
-	12.42	10.89%	82,347	N/A	1.38%	N/A		(0.51)%		139.54%

(2.43)	12.27	(4.68)%	128,014	1.29%	1.29%	0.32%		0.32%		44.55%
(1.46)	15.39	48.63%	131,321	1.33%	1.33%	0.59%		0.59%		109.10%
(0.81)	11.67	11.17%	135,097	N/A	1.30%	N/A		0.74%		176.89%
(0.01)	11.30	25.04%	99,569	N/A	1.31%	N/A		0.33%		128.01%
(0.03)	9.05	46.61%	139,838	N/A	1.37%	N/A		0.13%		59.48%
(0.01)	6.20	9.36%	30,376	N/A	1.47%	N/A		0.59%		130.01%

(0.97)	7.58	(7.96)%	107,899	1.35%	1.35%	1.10%		1.10%		55.06%
(0.74)	9.20	31.60%	109,509	1.33%	1.33%	1.20%		1.20%		154.99%
(1.12)	7.66	7.56%	119,762	N/A	1.38%	N/A		1.71%		209.50%
(0.08)	8.28	26.70%	120,651	N/A	1.26%	N/A		1.88%		112.91%
(0.07)	6.61	17.57%	61,325	N/A	1.37%	N/A		1.07%		108.81%
(0.06)	5.69	20.36%	42,509	N/A	1.41%	N/A		2.05%		158.24%

Financial Highlights 47

Notes to Financial Statements
March 31, 2008 (unaudited)

1. Organization

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Leisure and Consumer Staples Fund (“Leisure and Consumer Staples Fund”), ICON Materials Fund (“Materials Fund”), and ICON Telecommunication & Utilities Fund (“Telecommunication & Utilities Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. There are eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure

48 Notes to Financial Statements

involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with

Notes to Financial Statements 49

Notes to Financial Statements (unaudited) (continued)

remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. Management intends to adopt SFAS No. 157 during the fiscal year ending September 30, 2009 as required.

50 Notes to Financial Statements

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended March 31, 2008.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily and the related appreciation or depreciation of the contract is presented on the Statement of Assets and Liabilities. Net realized gains and losses on foreign currency transactions

Notes to Financial Statements 51

Notes to Financial Statements (unaudited) (continued)

represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. Any realized gain or loss incurred by the Funds due to foreign currency translation is included on the Statement of Operations. The Funds did not enter into any forward foreign currency contracts during the period ended March 31, 2008.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended March 31, 2008.

Options Transactions

Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

52 Notes to Financial Statements

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is included on the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Financial Fund purchased call options during the period ended March 31, 2008.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Securities Lending Investment Fund of Brown Brothers Harriman Trust, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments. The lending fees received and the Funds’ portion of the interest income earned on cash collateral are included on the Statements of Operations, if applicable.

Notes to Financial Statements 53

Notes to Financial Statements (unaudited) (continued)

As of March 31, 2008, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Consumer Discretionary Fund	$9,704,194	$9,735,254
ICON Energy Fund	41,959,832	42,616,749
ICON Healthcare Fund	38,579,165	39,111,579
ICON Industrials Fund	12,263,527	12,512,822
ICON Information Technology Fund	21,408,930	21,649,216
ICON Leisure and Consumer Staples Fund	3,884,958	3,921,114
ICON Materials Fund	15,889,236	16,103,358

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has reviewed the Funds’ tax positions for all open tax years, and concluded that adoption had no effect on the Funds’ financial position or results of operations. At March 31, 2008, the Funds have

54 Notes to Financial Statements

recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2003-2006, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets.

3. Fees and Other Transactions with Affiliates

Investment Advisory Fees

ICON Advisers, Inc. (“ICON”) serves as the investment adviser to the Funds and is responsible for managing the Funds’ portfolios of securities. Each Fund is obligated to pay ICON management fees computed daily at an annual rate of 1.00% of the first $500 million of average daily net assets, 0.95% on the next $250 million, 0.925% on the next $750 million, 0.90% on the next $3.5 billion, and 0.875% on average daily net assets over $5 billion.

Notes to Financial Statements 55

Notes to Financial Statements (unaudited) (continued)

Accounting, Transfer Agent and Custody Fees

Citi Fund Services Ohio, Inc. (“Citi”) is the Fund Accounting Agent for the Funds. For its services, the Trust pays Citi 0.03% on the first $1.75 billion of average net assets, 0.0175% on the average net assets over $1.75 billion and up to $5 billion, and 0.01% on average net assets in excess of $5 billion.

Brown Brothers Harriman (“BBH”) is the custodian of the Trust’s investments. For domestic custody services, the Trust pays BBH 0.0065% on the first $50 million of average net assets and 0.0050% on domestic assets above $50 million, plus certain transaction charges. For foreign custody services, the Trust pays BBH 0.03% on foreign assets plus certain transaction charges.

Boston Financial Data Services, Inc. (“BFDS”) is the Trust’s transfer agent. For these services, the Trust pays an account fee of $13.25 per open account, $7.00 per networked account, $1.80 per closed account, plus certain other transaction and cusip charges.

Transfer agent earnings credits are credits received for interest which is a result from overnight balances used by the transfer agent, BFDS, for clearing shareholder transactions. During the period ended March 31, 2008, the Funds received transfer agent earnings credits which are included on the Statements of Operations.

Administrative Services

The Trust has entered into an administrative services agreement with ICON pursuant to which ICON oversees the administration of the Trust’s business and affairs. This agreement provides for an annual fee of 0.05% on the Funds’ first $1.5 billion of average daily net assets, 0.045% on the next $1.5 billion of average daily net assets, 0.040% on the next $2 billion of average daily net assets and 0.030% on average daily net assets over $5 billion. During the period ended March 31, 2008, the Funds’ payment for administrative services to ICON is included on the Statements of Operations. The administrative services agreement provides that ICON will not be liable for any error of judgment, mistake of law, or any loss suffered by the Trust in connection with matters to which the administrative services agreement relates, except for a loss resulting from willful misfeasance, bad faith or negligence by ICON in the performance of its duties.

ICON has entered into a sub-administration agreement with Citi pursuant to which Citi assists ICON with the administration and business affairs of the

56 Notes to Financial Statements

Trust. For its services, ICON pays Citi at an annual rate of 0.025% on the first $1.75 billion of Trust assets and 0.015% on assets above $1.75 billion.

Related Parties

Certain Officers and Directors of ICON are also Officers and Trustees of the Funds; however, such Officers and Trustees (with the exception of the Chief Compliance Officer, “CCO”) receive no compensation from the Funds. The CCO’s salary is paid 90% by the Funds and 10% by the Adviser. For the period ended March 31, 2008, the total related amounts paid by the Trust under this arrangement are included in Other Expenses on the Statements of Operations.

4. Line of Credit

Each Fund may borrow money limited to 33 1/3% of the Fund’s total assets. To facilitate this, the Funds have entered into Lines of Credit agreements with BBH. The maximum borrowing is limited to the lesser of $50 million or 25% of the net asset value in the Fund subject to a maximum borrowing limit by the Trust of $150 million. Effective January 30, 2008, interest is charged at LIBOR plus 1.50%, which was 4.20% at March 31, 2008. The average interest rate charged for the period ended March 31, 2008 was 6.03%.

Average Borrowing
(10/01/07-3/31/08)

ICON Consumer Discretionary Fund	$2,847,533
ICON Energy Fund	5,354,149
ICON Financial Fund	2,852,052
ICON Healthcare Fund**	9,135,667
ICON Industrials Fund	20,009,802
ICON Information Technology Fund**	3,152,936
ICON Leisure and Consumer Staples Fund	125,950
ICON Materials Fund	747,549
ICON Telecommunication & Utilities Fund**	6,889,812

**Fund had outstanding borrowings as of March 31, 2008.

5. Federal Income Tax

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles that are generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferrals of wash losses, foreign currency transactions, net investment losses, and capital loss carryovers.

Notes to Financial Statements 57

Notes to Financial Statements (unaudited) (continued)

The tax components of capital shown in the following tables represent losses or deductions the Funds may be able to offset against income and gains recognized in future years and post October loss deferrals. The accumulated losses noted in the following tables represent net capital loss carryforwards as of September 30, 2007 that may be available to offset future realized capital gains and thereby reduce future taxable income distributions. The ICON Information Technology Fund has a capital loss carryforward of $29,035,041, which expires in 2011. During the year ended September 30, 2007, the following capital loss carryforwards were used:

ICON Information Technology Fund	$22,635,013
ICON Leisure and Consumer Staples Fund	92,773

As of March 31, 2008, book cost for financial reporting purposes is substantially the same for federal income tax purposes and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

				Net
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Consumer Discretionary Fund	$112,477,039	$2,879,681	$(3,825,116)	$(945,435)
ICON Energy Fund	570,346,580	106,808,462	(15,161,753)	91,646,709
ICON Financial Fund	249,315,765	7,597,683	(13,784,175)	(6,186,492)
ICON Healthcare Fund	303,248,661	30,539,510	(25,998,200)	4,541,310
ICON Industrials Fund	123,328,964	9,795,259	(4,587,484)	5,207,775
ICON Information Technology Fund	134,438,776	17,949,852	(3,713,660)	14,236,192
ICON Leisure and Consumer Staples Fund	45,851,257	2,499,652	(1,597,265)	902,387
ICON Materials Fund	127,655,012	23,348,221	(5,645,017)	17,703,204
ICON Telecommunication & Utilities Fund	102,412,069	10,563,622	(6,114,282)	4,449,340

58 Notes to Financial Statements

Six-Month Hypothetical Expense Example
March 31, 2008 (unaudited)

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Certain funds charge transactions fees, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees. Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the various ICON Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period (10/1/07 - 3/31/08).

Actual Expenses

The first line in the table for each Fund provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10 fee charged to IRA accounts, or the $15 fee charged for wire redemptions. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that may be charged by other funds. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Example 59

Six-Month Hypothetical Expense Example
March 31, 2008 (unaudited)

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period	Expense Ratio
	10/1/07	3/31/08	10/1/07-3/31/08*	10/1/07-3/31/08

ICON Consumer Discretionary Fund
Actual Expenses	$1,000.00	$820.10	$7.10	1.56%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.20	7.87
ICON Energy Fund
Actual Expenses	1,000.00	942.80	5.59	1.15%
Hypothetical Example (5% return before expenses)	1,000.00	1,019.25	5.81
ICON Financial Fund
Actual Expenses	1,000.00	810.50	5.39	1.19%
Hypothetical Example (5% return before expenses)	1,000.00	1,019.05	6.01
ICON Healthcare Fund
Actual Expenses	1,000.00	832.60	5.54	1.21%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.95	6.11
ICON Industrials Fund
Actual Expenses	1,000.00	898.00	6.22	1.31%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.45	6.61
ICON Information Technology Fund
Actual Expenses	1,000.00	823.00	5.88	1.29%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.55	6.51
ICON Leisure and Consumer Staples Fund
Actual Expenses	1,000.00	919.00	7.63	1.59%
Hypothetical Example (5% return before expenses)	1,000.00	1,017.05	8.02
ICON Materials Fund
Actual Expenses	1,000.00	953.20	6.30	1.29%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.55	6.51
ICON Telecommunication & Utilities Fund
Actual Expenses	1,000.00	920.40	6.48	1.35%
Hypothetical Example (5% return before expenses)	1,000.00	1,018.25	6.81

*	Expenses are equal to a Fund’s six-month expense ratio annualized, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

60 Expense Example

Other Information (unaudited)

Portfolio Holdings

A list of each ICON Fund’s Top 10 holdings is available at www.iconadvisers.com on or about 15 days following each month end. Each ICON Fund also files a complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The ICON Funds’ Forms N-Q are available at www.sec.gov or may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A summarized description of the policies and procedures the ICON Funds use to vote proxies is available free of charge at www.iconadvisers.com or by calling 1-800-764-0442.

Information about how the ICON Funds voted proxies related to each Fund’s portfolio securities during the 12-month period ended June 30 is available free of charge at www.iconadvisers.com or on the SEC’s website at www.sec.gov.

For More Information

This report is for the general information of the Funds’ shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus and statement of additional information. You may obtain a copy of the prospectus, which contains information about the investment objectives, risks, charges, expenses, and share classes of each ICON Fund, and statement of additional information by visiting www.iconadvisers.com or by calling 1-800-764-0442. Please read the prospectus and statement of additional information carefully before investing.

ICON Distributors, Inc., Distributor

Other Information 61

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For more information about the ICON Funds, contact us:

By Telephone	1-800-764-0442

By Mail	ICON Funds P.O. Box 55452 Boston, MA 02205-8165

In Person	ICON Funds 5299 DTC Boulevard, 12th Floor Greenwood Village, CO 80111

On the Internet	www.iconadvisers.com

By E-Mail	info@iconadvisers.com

1-800-764-0442
www.iconadvisers.com
SAR-SECT (3/08)

Item 2. Code of Ethics.
Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
Not applicable — only for annual reports.
The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.
If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.
Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:
(i) Has at least one audit committee financial expert serving on its audit committee; or
(ii) Does not have an audit committee financial expert serving on its audit committee.
(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).
(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
          (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
          (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
          (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
          (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
          (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation
S-X.
                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
          (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
          (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
Not applicable.
Item 6. Schedule of Investments.
File Schedule I — Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
          A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
Not applicable.
Item 11. Controls and Procedures.
     (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.
     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule
30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.
     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.
     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date	May 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date	May 28, 2008

By (Signature and Title)*		/s/ Erik L. Jonson

Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date	May 28, 2008

*	Print the name and title of each signing officer under his or her signature.